John Hancock
Multifactor ETFs
Quarterly portfolio holdings 7/31/2020

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$36,350,258
(Cost $33,487,822)
Communication services – 0.7%		274,306
Entertainment – 0.7%
Madison Square Garden Entertainment Corp. (A)	447	31,674
Madison Square Garden Sports Corp. (A)	454	69,775
Roku, Inc. (A)	1,116	172,857
Consumer discretionary – 91.5%		33,287,542
Automobiles – 6.1%
Ford Motor Company	82,582	545,867
General Motors Company	19,040	473,906
Harley-Davidson, Inc.	4,264	110,992
Tesla, Inc. (A)	690	987,224
Thor Industries, Inc.	973	110,912
Distributors – 1.5%
Genuine Parts Company	3,745	337,612
LKQ Corp. (A)	7,096	200,036
Diversified consumer services – 2.2%
Bright Horizons Family Solutions, Inc. (A)	1,428	153,139
Chegg, Inc. (A)	2,670	216,190
frontdoor, Inc. (A)	1,591	66,814
Grand Canyon Education, Inc. (A)	1,191	105,689
H&R Block, Inc.	5,153	74,719
Laureate Education, Inc., Class A (A)	2,517	31,916
ServiceMaster Global Holdings, Inc. (A)	3,274	133,874
Hotels, restaurants and leisure – 17.2%
Caesars Entertainment, Inc. (A)	1,134	35,211
Carnival Corp. (B)	3,727	51,731
Chipotle Mexican Grill, Inc. (A)	669	772,802
Choice Hotels International, Inc.	780	65,551
Churchill Downs, Inc.	898	124,391
Cracker Barrel Old Country Store, Inc.	839	92,684
Darden Restaurants, Inc.	3,422	259,730
Domino's Pizza, Inc.	788	304,649
Dunkin' Brands Group, Inc.	1,620	111,343
Hilton Worldwide Holdings, Inc.	5,405	405,645
Hyatt Hotels Corp., Class A (B)	1,041	49,968
Las Vegas Sands Corp.	6,575	286,933
Marriott International, Inc., Class A	3,386	283,831
Marriott Vacations Worldwide Corp.	918	77,718
McDonald's Corp.	4,779	928,464
MGM Resorts International	11,187	179,999
Norwegian Cruise Line Holdings, Ltd. (A)	5,885	80,271
Planet Fitness, Inc., Class A (A)	1,827	95,369
Royal Caribbean Cruises, Ltd.	4,473	217,880
Starbucks Corp.	7,666	586,679
Texas Roadhouse, Inc.	1,614	90,691
The Wendy's Company	4,861	112,678
Vail Resorts, Inc.	980	188,189
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Destinations, Inc.	2,060	$54,796
Wyndham Hotels & Resorts, Inc.	2,473	109,208
Wynn Resorts, Ltd.	3,227	233,732
Yum! Brands, Inc.	5,060	460,713
Household durables – 2.7%
Garmin, Ltd.	3,236	319,037
Helen of Troy, Ltd. (A)	604	113,703
Mohawk Industries, Inc. (A)	1,329	106,121
Tempur Sealy International, Inc. (A)	1,748	141,501
Whirlpool Corp.	1,881	306,829
Internet and direct marketing retail – 17.6%
Amazon.com, Inc. (A)	1,050	3,322,911
Booking Holdings, Inc. (A)	513	852,673
Chewy, Inc., Class A (A)(B)	688	36,113
eBay, Inc.	25,997	1,437,114
Etsy, Inc. (A)	2,111	249,900
Expedia Group, Inc.	3,185	258,017
Wayfair, Inc., Class A (A)(B)	947	251,987
Leisure products – 1.8%
Brunswick Corp.	1,741	116,612
Hasbro, Inc.	2,985	217,189
Mattel, Inc. (A)	5,683	63,138
Peloton Interactive, Inc., Class A (A)	651	44,411
Polaris, Inc.	2,208	228,815
Multiline retail – 7.1%
Dollar General Corp.	3,451	657,070
Dollar Tree, Inc. (A)	6,923	646,262
Kohl's Corp.	5,193	98,875
Macy's, Inc. (B)	7,403	44,862
Nordstrom, Inc. (B)	4,917	67,314
Target Corp.	8,411	1,058,777
Specialty retail – 25.8%
Advance Auto Parts, Inc.	1,832	275,056
AutoNation, Inc. (A)	1,889	96,981
AutoZone, Inc. (A)	467	563,865
Best Buy Company, Inc.	9,178	914,037
Burlington Stores, Inc. (A)	1,722	323,736
CarMax, Inc. (A)	4,940	479,032
Carvana Company (A)(B)	670	103,817
Five Below, Inc. (A)	1,470	160,098
Floor & Decor Holdings, Inc., Class A (A)	1,639	108,010
Foot Locker, Inc.	2,824	82,997
L Brands, Inc.	4,024	98,226
Lowe's Companies, Inc.	6,396	952,428
O'Reilly Automotive, Inc. (A)	1,850	883,153
Penske Automotive Group, Inc.	586	26,265
Ross Stores, Inc.	7,004	628,049
The Gap, Inc.	5,779	77,265
The Home Depot, Inc.	6,892	1,829,757
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The TJX Companies, Inc.	13,228	$687,724
Tractor Supply Company	3,839	547,979
Ulta Beauty, Inc. (A)	1,599	308,591
Williams-Sonoma, Inc.	2,850	248,292
Textiles, apparel and luxury goods – 9.5%
Capri Holdings, Ltd. (A)	3,416	51,172
Carter's, Inc.	1,165	91,709
Columbia Sportswear Company	864	65,526
Deckers Outdoor Corp. (A)	912	190,836
Hanesbrands, Inc.	16,758	236,791
Levi Strauss & Company, Class A (B)	1,000	12,160
Lululemon Athletica, Inc. (A)	2,504	815,277
NIKE, Inc., Class B	11,685	1,140,573
PVH Corp.	1,362	66,275
Ralph Lauren Corp.	1,369	97,610
Skechers U.S.A., Inc., Class A (A)	3,221	94,311
Tapestry, Inc.	4,888	65,304
Under Armour, Inc., Class A (A)	4,589	48,276
Under Armour, Inc., Class C (A)	4,855	46,074
VF Corp.	6,980	421,313
Consumer staples – 1.4%		508,953
Personal products – 1.4%
Coty, Inc., Class A	6,893	25,573
The Estee Lauder Companies, Inc., Class A	2,447	483,380
Industrials – 6.3%		2,279,457
Building products – 1.6%
Allegion PLC	3,151	313,398
Fortune Brands Home & Security, Inc.	3,358	256,887
Commercial services and supplies – 1.9%
Copart, Inc. (A)	5,674	529,101
Rollins, Inc.	3,200	167,680
Machinery – 1.5%
Stanley Black & Decker, Inc.	3,663	561,611
Road and rail – 1.0%
Lyft, Inc., Class A (A)(B)	907	26,512
Uber Technologies, Inc. (A)	10,564	319,667
Trading companies and distributors – 0.3%
SiteOne Landscape Supply, Inc. (A)	817	104,601

SHORT-TERM INVESTMENTS – 1.7%		$619,056
(Cost $619,079)
Short-term funds – 1.7%		619,056
John Hancock Collateral Trust, 0.3334% (C)(D)	57,608	576,695
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	42,361	$42,361
Total investments (Multifactor Consumer Discretionary ETF) (Cost $34,106,901) 101.6%		$36,969,314
Other assets and liabilities, net (1.6%)		(592,682)
Total net assets 100.0%		$36,376,632

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $569,082.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$22,234,903
(Cost $21,408,469)
Consumer discretionary – 0.8%		181,023
Household durables – 0.8%
Newell Brands, Inc.	11,038	181,023
Consumer staples – 96.6%		21,483,765
Beverages – 19.8%
Brown-Forman Corp., Class A	1,130	71,461
Brown-Forman Corp., Class B	6,917	479,625
Constellation Brands, Inc., Class A	2,067	368,339
Keurig Dr. Pepper, Inc.	13,032	398,649
Molson Coors Beverage Company, Class B	5,052	189,551
Monster Beverage Corp. (A)	4,287	336,444
PepsiCo, Inc.	9,244	1,272,529
The Boston Beer Company, Inc., Class A (A)	249	201,800
The Coca-Cola Company	22,819	1,077,970
Food and staples retailing – 21.3%
Casey's General Stores, Inc.	1,131	180,044
Costco Wholesale Corp.	3,449	1,122,753
Performance Food Group Company (A)	3,305	92,606
Sysco Corp.	6,510	344,054
The Kroger Company	31,737	1,104,130
US Foods Holding Corp. (A)	7,227	146,708
Walgreens Boots Alliance, Inc.	7,082	288,308
Walmart, Inc.	11,290	1,460,928
Food products – 29.3%
Archer-Daniels-Midland Company	14,817	634,612
Beyond Meat, Inc. (A)	493	62,069
Bunge, Ltd.	3,819	165,897
Campbell Soup Company	6,348	314,670
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Conagra Brands, Inc.	12,931	$484,266
Darling Ingredients, Inc. (A)	3,241	90,521
Flowers Foods, Inc.	4,715	107,266
General Mills, Inc.	8,681	549,247
Hormel Foods Corp.	6,790	345,339
Ingredion, Inc.	2,015	174,298
Kellogg Company	7,986	550,954
Lamb Weston Holdings, Inc.	3,585	215,387
Lancaster Colony Corp.	590	93,568
McCormick & Company, Inc.	3,026	589,767
Mondelez International, Inc., Class A	12,478	692,404
Pilgrim's Pride Corp. (A)	2,012	30,884
Post Holdings, Inc. (A)	2,190	194,341
Seaboard Corp.	8	21,626
The Hershey Company	2,041	296,782
The J.M. Smucker Company	3,008	328,925
The Kraft Heinz Company	4,466	153,541
Tyson Foods, Inc., Class A	6,774	416,262
Household products – 18.6%
Church & Dwight Company, Inc.	6,173	594,645
Colgate-Palmolive Company	9,942	767,522
Kimberly-Clark Corp.	3,559	541,110
Reynolds Consumer Products, Inc.	837	28,508
The Clorox Company	3,334	788,524
The Procter & Gamble Company	10,734	1,407,442
Personal products – 0.5%
Herbalife Nutrition, Ltd. (A)	2,367	121,285
Tobacco – 7.1%
Altria Group, Inc.	18,776	772,632
Philip Morris International, Inc.	10,592	813,572
Materials – 2.6%		570,115
Chemicals – 2.6%
Corteva, Inc.	19,962	570,115

SHORT-TERM INVESTMENTS – 0.0%		$6,444
(Cost $6,444)
Short-term funds – 0.0%		6,444
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (B)	6,444	6,444
Total investments (Multifactor Consumer Staples ETF) (Cost $21,414,913) 100.0%		$22,241,347
Other assets and liabilities, net 0.0%		8,466
Total net assets 100.0%		$22,249,813

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-20.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.8%		$435,815,747
(Cost $435,191,957)
Australia - 6.7%		29,437,017
Afterpay, Ltd. (A)	3,376	165,942
AGL Energy, Ltd.	69,352	826,609
Ampol, Ltd.	3,158	59,518
APA Group	78,273	617,468
Aristocrat Leisure, Ltd.	17,439	327,417
ASX, Ltd.	8,907	527,940
Aurizon Holdings, Ltd.	243,396	776,754
Australia & New Zealand Banking Group, Ltd.	72,177	929,641
BHP Group PLC	63,714	1,383,987
BHP Group, Ltd.	77,245	2,035,813
Brambles, Ltd.	48,677	376,316
CIMIC Group, Ltd.	7,004	107,892
Coca-Cola Amatil, Ltd.	15,324	89,895
Cochlear, Ltd.	3,908	533,115
Coles Group, Ltd.	32,063	417,801
Commonwealth Bank of Australia	41,171	2,102,236
Computershare, Ltd.	33,638	323,979
Crown Resorts, Ltd.	26,136	167,754
CSL, Ltd.	11,590	2,245,009
Dexus	29,200	178,206
Evolution Mining, Ltd.	65,436	276,872
Fortescue Metals Group, Ltd.	135,861	1,696,304
Goodman Group	25,509	309,714
Insurance Australia Group, Ltd.	48,931	178,613
Lendlease Group	45,222	368,091
Macquarie Group, Ltd.	11,064	979,838
Magellan Financial Group, Ltd.	6,607	289,789
Medibank Private, Ltd.	216,034	436,899
Mirvac Group	101,008	151,395
National Australia Bank, Ltd.	64,285	814,161
Newcrest Mining, Ltd.	13,869	349,906
Northern Star Resources, Ltd.	25,409	281,713
Oil Search, Ltd.	119,115	249,436
Orica, Ltd.	15,110	187,357
Origin Energy, Ltd.	118,666	456,994
Qantas Airways, Ltd.	103,732	240,284
QBE Insurance Group, Ltd.	42,886	304,789
Ramsay Health Care, Ltd.	9,870	438,711
REA Group, Ltd. (B)	3,870	301,072
Santos, Ltd.	195,816	740,063
Scentre Group	56,705	82,959
Sonic Healthcare, Ltd.	20,864	480,300
South32, Ltd.	152,150	224,776
Stockland	81,259	185,897
Suncorp Group, Ltd.	62,800	385,067
Sydney Airport	21,292	79,860
Tabcorp Holdings, Ltd.	136,461	348,392
Telstra Corp., Ltd.	126,688	304,362
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
The GPT Group	53,444	$148,710
TPG Telecom, Ltd. (A)	12,964	74,749
Transurban Group	27,761	274,941
Treasury Wine Estates, Ltd.	23,744	183,903
Tuas, Ltd. (A)	6,522	3,297
Vicinity Centres	91,466	85,601
Wesfarmers, Ltd.	23,718	791,786
Westpac Banking Corp.	90,618	1,110,623
Woodside Petroleum, Ltd.	28,412	407,717
Woolworths Group, Ltd.	36,727	1,018,784
Austria - 0.1%		663,398
ANDRITZ AG	2,169	73,047
Erste Group Bank AG	8,170	182,593
OMV AG	4,251	134,316
Raiffeisen Bank International AG (A)	6,421	110,476
Telekom Austria AG (A)	2,897	21,856
Verbund AG (B)	1,069	56,303
voestalpine AG	3,826	84,807
Belgium - 0.9%		4,083,478
Ackermans & van Haaren NV (A)	2,293	295,550
Ageas	18,902	711,899
Anheuser-Busch InBev SA/NV	18,367	1,001,679
Colruyt SA	4,271	250,301
Elia Group SA/NV	2,782	303,312
Galapagos NV (A)	702	130,879
KBC Group NV	7,881	450,308
Proximus SADP	11,910	246,603
Solvay SA	2,335	182,401
Telenet Group Holding NV	1,332	51,978
UCB SA	1,411	181,617
Umicore SA	5,864	276,951
Chile - 0.1%		309,394
Antofagasta PLC	22,942	309,394
Denmark - 2.5%		10,869,109
A.P. Moller - Maersk A/S, Series A	101	120,023
A.P. Moller - Maersk A/S, Series B	120	153,862
Carlsberg A/S, Class B	3,034	447,009
Chr. Hansen Holding A/S	6,232	709,413
Coloplast A/S, B Shares	2,504	427,759
Danske Bank A/S (A)	29,145	470,122
DSV Panalpina A/S	6,764	931,055
Genmab A/S (A)	3,863	1,324,128
Novo Nordisk A/S, B Shares	39,878	2,639,476
Novozymes A/S, B Shares	14,179	849,572
Orsted A/S (C)	5,341	764,011
Tryg A/S	5,912	174,676
Vestas Wind Systems A/S	14,416	1,858,003
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland - 1.5%		$6,466,794
Elisa OYJ	9,704	579,027
Fortum OYJ	12,911	262,902
Kesko OYJ, A Shares	6,176	126,782
Kesko OYJ, B Shares	16,528	353,753
Kone OYJ, Class B	10,617	844,171
Neste OYJ	11,378	523,110
Nokia OYJ	84,791	407,077
Nordea Bank ABP	76,304	592,447
Orion OYJ, Class A	658	28,789
Orion OYJ, Class B	3,300	144,461
Sampo OYJ, A Shares	6,382	231,458
Stora Enso OYJ, R Shares	61,871	779,912
UPM-Kymmene OYJ	51,223	1,370,726
Wartsila OYJ ABP	26,538	222,179
France - 9.9%		43,738,059
Aeroports de Paris	2,228	210,769
Air Liquide SA	12,793	2,111,830
Airbus SE (A)	12,427	911,232
AXA SA	55,011	1,097,012
BNP Paribas SA (A)	26,427	1,066,091
Bouygues SA (A)	42,122	1,494,278
Capgemini SE	11,391	1,474,949
Cie de Saint-Gobain (A)	36,448	1,343,419
Cie Generale des Etablissements Michelin SCA	26,052	2,721,445
Credit Agricole SA (A)	87,974	845,342
Danone SA	14,258	953,269
Dassault Systemes SE	4,367	795,769
Electricite de France SA	28,706	290,228
Engie SA	119,730	1,598,446
EssilorLuxottica SA (A)	5,376	713,269
Hermes International	645	523,373
Kering SA	1,543	879,000
Legrand SA	20,824	1,612,404
L'Oreal SA	2,872	961,108
LVMH Moet Hennessy Louis Vuitton SE	6,523	2,828,907
Orange SA	299,238	3,507,350
Pernod Ricard SA	5,287	912,774
Peugeot SA (A)	92,511	1,492,138
Safran SA (A)	10,409	1,100,885
Sanofi	22,020	2,305,722
Sartorius Stedim Biotech	788	245,998
Schneider Electric SE	15,126	1,757,169
Societe Generale SA (A)	40,070	615,218
Sodexo SA	6,967	480,138
Thales SA	7,939	576,040
TOTAL SE	69,929	2,588,230
Unibail-Rodamco-Westfield (B)	5,935	312,447
Veolia Environnement SA	16,406	374,616
Vinci SA	15,556	1,339,154
Vivendi SA	64,106	1,698,040
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany - 9.0%		$39,578,920
adidas AG (A)	3,725	1,030,286
Allianz SE	10,773	2,244,879
BASF SE	26,188	1,449,580
Bayer AG	45,376	3,017,676
Bayerische Motoren Werke AG	20,509	1,326,578
Beiersdorf AG	4,703	562,525
Continental AG	3,717	362,880
Daimler AG	27,440	1,213,548
Delivery Hero SE (A)(C)	1,737	200,799
Deutsche Bank AG (A)	134,895	1,210,866
Deutsche Boerse AG	5,289	966,906
Deutsche Post AG	22,956	930,004
Deutsche Telekom AG	94,537	1,583,505
Deutsche Wohnen SE	36,839	1,794,759
E.ON SE	26,833	315,269
Evonik Industries AG	20,477	553,775
Fresenius Medical Care AG & Company KGaA	20,268	1,788,411
Fresenius SE & Company KGaA	33,337	1,666,326
Hannover Rueck SE	3,382	573,487
Hapag-Lloyd AG (C)	821	45,047
HeidelbergCement AG	13,287	741,601
Henkel AG & Company KGaA	1,459	127,066
Infineon Technologies AG	86,872	2,170,603
Knorr-Bremse AG	2,742	322,264
Merck KGaA	1,524	194,720
MTU Aero Engines AG	3,269	567,662
Muenchener Rueckversicherungs-Gesellschaft AG	4,364	1,160,065
RWE AG	31,457	1,189,589
SAP SE	12,076	1,910,361
Siemens AG	11,469	1,469,046
Siemens Healthineers AG (C)	2,870	149,173
Symrise AG	7,534	944,795
Traton SE (A)	2,815	53,566
Volkswagen AG	2,603	408,457
Vonovia SE	81,729	5,332,846
Hong Kong - 3.2%		14,131,609
AIA Group, Ltd.	208,524	1,884,739
BOC Hong Kong Holdings, Ltd.	152,795	425,843
Budweiser Brewing Company APAC, Ltd. (C)	10,700	38,795
CK Asset Holdings, Ltd.	148,396	824,295
CK Hutchison Holdings, Ltd.	135,773	885,567
CK Infrastructure Holdings, Ltd.	44,429	231,598
CLP Holdings, Ltd.	92,071	871,979
Galaxy Entertainment Group, Ltd.	63,641	433,569
Hang Seng Bank, Ltd.	37,589	591,223
Henderson Land Development Company, Ltd.	96,398	361,328
HKT Trust & HKT, Ltd.	395,337	582,533
Hong Kong & China Gas Company, Ltd.	199,158	285,752
Hong Kong Exchanges & Clearing, Ltd.	36,925	1,763,778
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Hongkong Land Holdings, Ltd.	74,900	$283,871
Link REIT	49,354	383,041
MTR Corp., Ltd.	49,913	247,949
New World Development Company, Ltd.	157,265	767,028
Power Assets Holdings, Ltd.	101,073	562,734
Sun Hung Kai Properties, Ltd.	44,162	540,757
Swire Pacific, Ltd., Class A	41,164	203,690
Swire Pacific, Ltd., Class B	68,128	60,303
Swire Properties, Ltd.	80,401	185,696
Techtronic Industries Company, Ltd.	109,077	1,139,297
Wharf Real Estate Investment Company, Ltd.	162,993	576,244
Ireland - 1.2%		5,195,470
CRH PLC	28,644	1,041,888
DCC PLC	4,587	411,316
Experian PLC	26,174	919,640
Flutter Entertainment PLC	2,478	376,096
ICON PLC (A)	2,592	480,712
James Hardie Industries PLC	27,612	573,663
Kerry Group PLC, Class A	1,904	252,166
Kingspan Group PLC	4,606	330,881
Smurfit Kappa Group PLC	24,042	809,108
Israel - 0.4%		1,632,631
Azrieli Group, Ltd.	692	33,153
Bank Hapoalim BM	30,541	181,778
Bank Leumi Le-Israel BM	53,114	266,019
Check Point Software Technologies, Ltd. (A)	2,664	333,932
Elbit Systems, Ltd.	669	93,991
ICL Group, Ltd.	11,771	36,985
Isracard, Ltd.	1,501	3,463
Mizrahi Tefahot Bank, Ltd.	4,220	87,098
Nice, Ltd. (A)	1,120	227,868
Teva Pharmaceutical Industries, Ltd. (A)	23,959	271,614
Wix.com, Ltd. (A)	333	96,730
Italy - 2.1%		9,348,630
Amplifon SpA (A)	2,308	79,011
Assicurazioni Generali SpA	24,545	367,450
Atlantia SpA (A)	10,806	171,865
Davide Campari-Milano NV	489	4,923
DiaSorin SpA	1,427	280,113
Enel SpA	152,622	1,394,895
Eni SpA	122,852	1,095,500
Ferrari NV	3,522	630,337
FinecoBank Banca Fineco SpA (A)	33,753	489,931
Hera SpA	39,925	154,570
Infrastrutture Wireless Italiane SpA (C)	5,405	54,742
Intesa Sanpaolo SpA (A)	317,932	641,830
Leonardo SpA	41,511	265,559
Mediobanca Banca di Credito Finanziario SpA	59,551	477,300
Moncler SpA (A)	13,257	511,051
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Nexi SpA (A)(C)	3,162	$56,703
Poste Italiane SpA (C)	7,419	68,008
Prysmian SpA	12,848	328,619
Recordati SpA	7,215	385,976
Snam SpA	37,312	198,546
Telecom Italia SpA (B)	1,088,559	438,685
Terna Rete Elettrica Nazionale SpA	98,999	738,220
UniCredit SpA (A)	45,010	410,945
UnipolSai Assicurazioni SpA (B)	40,360	103,851
Japan - 25.1%		110,719,716
ABC-Mart, Inc.	1,700	89,719
Acom Company, Ltd.	14,800	51,932
Advantest Corp.	11,300	609,193
Aeon Company, Ltd.	19,400	456,881
AGC, Inc.	13,100	366,498
Aisin Seiki Company, Ltd.	12,300	351,329
Ajinomoto Company, Inc.	15,400	277,325
Alfresa Holdings Corp.	6,600	134,959
ANA Holdings, Inc. (A)	9,000	184,971
Asahi Group Holdings, Ltd.	8,700	283,390
Asahi Intecc Company, Ltd.	11,000	306,706
Asahi Kasei Corp.	61,900	440,203
Astellas Pharma, Inc.	38,500	600,823
Bandai Namco Holdings, Inc.	6,001	330,387
Bridgestone Corp.	35,900	1,050,550
Brother Industries, Ltd.	16,700	258,089
Canon, Inc.	21,600	342,397
Central Japan Railway Company	7,544	906,522
Chubu Electric Power Company, Inc.	34,600	410,533
Chugai Pharmaceutical Company, Ltd.	12,900	577,834
Coca-Cola Bottlers Japan Holdings, Inc.	7,300	108,744
Concordia Financial Group, Ltd.	92,700	272,673
CyberAgent, Inc.	5,900	332,025
Dai Nippon Printing Company, Ltd.	25,024	542,940
Daifuku Company, Ltd.	8,000	718,812
Dai-ichi Life Holdings, Inc.	34,700	403,679
Daiichi Sankyo Company, Ltd.	7,200	630,451
Daikin Industries, Ltd.	6,747	1,177,359
Daito Trust Construction Company, Ltd.	3,886	304,029
Daiwa House Industry Company, Ltd.	29,200	644,040
Daiwa House REIT Investment Corp.	33	85,738
Daiwa Securities Group, Inc.	96,500	423,494
Denso Corp.	10,300	376,813
Dentsu Group, Inc.	4,300	95,492
Disco Corp.	1,298	309,001
East Japan Railway Company	19,100	1,096,719
Eisai Company, Ltd.	3,272	262,645
Electric Power Development Company, Ltd.	15,100	204,942
ENEOS Holdings, Inc.	95,800	332,713
FamilyMart Company, Ltd.	4,200	93,669
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
FANUC Corp.	2,470	$413,613
Fast Retailing Company, Ltd.	1,719	911,283
Fuji Electric Company, Ltd.	5,993	162,678
FUJIFILM Holdings Corp.	12,000	535,364
Fujitsu, Ltd.	3,200	427,353
GMO Payment Gateway, Inc.	1,800	187,269
Hakuhodo DY Holdings, Inc.	13,200	144,322
Hamamatsu Photonics KK	4,600	198,392
Hankyu Hanshin Holdings, Inc.	25,100	715,752
Hikari Tsushin, Inc.	1,041	224,485
Hino Motors, Ltd.	28,800	165,342
Hirose Electric Company, Ltd.	1,305	136,634
Hisamitsu Pharmaceutical Company, Inc.	1,800	78,398
Hitachi Construction Machinery Company, Ltd.	14,500	414,168
Hitachi Metals, Ltd.	21,600	280,291
Hitachi, Ltd.	29,300	866,834
Honda Motor Company, Ltd.	51,354	1,225,929
Hoshizaki Corp.	2,600	197,711
Hoya Corp.	11,800	1,162,924
Hulic Company, Ltd.	19,700	168,809
Idemitsu Kosan Company, Ltd.	22,559	465,134
Iida Group Holdings Company, Ltd.	11,100	170,915
Inpex Corp.	40,100	227,219
Isuzu Motors, Ltd.	30,200	245,502
ITOCHU Corp.	45,200	983,259
Itochu Techno-Solutions Corp.	5,500	222,382
Japan Airlines Company, Ltd.	9,100	147,306
Japan Exchange Group, Inc.	38,200	903,244
Japan Post Bank Company, Ltd.	9,700	72,110
Japan Post Holdings Company, Ltd.	28,000	189,959
Japan Post Insurance Company, Ltd.	1,300	17,164
Japan Real Estate Investment Corp.	40	204,294
Japan Retail Fund Investment Corp.	63	75,614
Japan Tobacco, Inc.	28,700	491,860
JFE Holdings, Inc.	16,800	108,684
JSR Corp.	7,500	161,094
Kajima Corp.	49,200	537,929
Kansai Paint Company, Ltd.	7,000	134,399
Kao Corp.	14,700	1,061,659
KDDI Corp.	50,300	1,550,437
Keikyu Corp.	11,400	148,255
Keio Corp.	5,270	261,182
Keisei Electric Railway Company, Ltd.	8,200	199,086
Keyence Corp.	2,070	865,747
Kikkoman Corp.	4,900	227,783
Kintetsu Group Holdings Company, Ltd.	15,200	589,426
Kirin Holdings Company, Ltd.	25,700	494,408
Kobayashi Pharmaceutical Company, Ltd.	1,400	123,938
Koito Manufacturing Company, Ltd.	7,500	292,609
Komatsu, Ltd.	33,600	656,555
Konami Holdings Corp.	6,700	203,731
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kose Corp.	900	$90,230
Kubota Corp.	23,200	329,908
Kuraray Company, Ltd.	36,700	358,218
Kyocera Corp.	10,300	569,311
Kyowa Kirin Company, Ltd.	3,200	78,691
Kyushu Railway Company	4,000	78,615
Lawson, Inc.	5,100	253,239
LINE Corp. (A)	600	31,722
Lion Corp.	11,000	283,921
LIXIL Group Corp.	30,400	404,260
M3, Inc.	12,200	620,789
Makita Corp.	5,300	202,265
Marubeni Corp.	52,600	241,284
Mazda Motor Corp.	62,900	351,593
Medipal Holdings Corp.	4,900	90,094
MEIJI Holdings Company, Ltd.	4,000	312,494
MINEBEA MITSUMI, Inc.	29,200	475,574
MISUMI Group, Inc.	13,000	306,649
Mitsubishi Chemical Holdings Corp.	44,400	237,601
Mitsubishi Corp.	43,700	876,025
Mitsubishi Electric Corp.	38,300	496,455
Mitsubishi Estate Company, Ltd.	14,800	212,628
Mitsubishi Heavy Industries, Ltd.	13,900	321,634
Mitsubishi Motors Corp.	11,600	22,601
Mitsubishi UFJ Financial Group, Inc.	335,270	1,246,838
Mitsubishi UFJ Lease & Finance Company, Ltd.	68,400	287,884
Mitsui & Company, Ltd.	53,900	802,408
Mitsui Chemicals, Inc.	19,300	366,176
Mitsui Fudosan Company, Ltd.	19,700	307,061
Mizuho Financial Group, Inc.	585,000	706,006
MonotaRO Company, Ltd.	8,400	357,912
MS&AD Insurance Group Holdings, Inc.	13,800	344,054
Murata Manufacturing Company, Ltd.	12,000	750,099
Nagoya Railroad Company, Ltd.	8,600	216,850
NEC Corp.	22,403	1,248,025
Nexon Company, Ltd.	5,300	136,849
NGK Insulators, Ltd.	18,900	233,636
NH Foods, Ltd.	4,192	183,373
Nidec Corp.	6,400	506,952
Nikon Corp.	30,100	208,961
Nintendo Company, Ltd.	1,917	842,008
Nippon Building Fund, Inc.	20	111,983
Nippon Express Company, Ltd.	11,400	540,187
Nippon Paint Holdings Company, Ltd.	1,900	129,027
Nippon Prologis REIT, Inc.	43	148,241
Nippon Shinyaku Company, Ltd.	1,200	92,273
Nippon Steel Corp.	26,100	211,678
Nippon Telegraph & Telephone Corp.	89,266	2,063,005
Nissan Chemical Corp.	8,900	465,497
Nissan Motor Company, Ltd.	76,700	261,881
Nisshin Seifun Group, Inc.	10,300	157,330
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nissin Foods Holdings Company, Ltd.	2,516	$225,590
Nitori Holdings Company, Ltd.	2,501	548,077
Nitto Denko Corp.	7,094	399,218
Nomura Holdings, Inc.	89,400	414,066
Nomura Real Estate Master Fund, Inc.	118	145,979
Nomura Research Institute, Ltd.	11,300	296,688
NSK, Ltd.	49,000	324,411
NTT Data Corp.	19,500	219,659
NTT DOCOMO, Inc.	35,700	981,725
Obayashi Corp.	102,400	908,457
Obic Company, Ltd.	800	143,081
Odakyu Electric Railway Company, Ltd.	24,200	502,631
Oji Holdings Corp.	96,800	402,837
Olympus Corp.	35,600	634,187
Omron Corp.	2,600	185,170
Ono Pharmaceutical Company, Ltd.	5,065	141,967
Oracle Corp. Japan	1,700	203,878
Oriental Land Company, Ltd.	2,300	275,617
ORIX Corp.	39,800	427,625
Orix JREIT, Inc.	46	59,126
Osaka Gas Company, Ltd.	42,400	779,586
Otsuka Corp.	7,500	387,307
Otsuka Holdings Company, Ltd.	8,000	330,654
Pan Pacific International Holdings Corp.	12,500	284,096
Panasonic Corp.	95,804	815,507
PeptiDream, Inc. (A)	5,000	200,747
Pigeon Corp.	4,100	158,796
Pola Orbis Holdings, Inc.	6,000	98,912
Rakuten, Inc.	15,900	145,120
Recruit Holdings Company, Ltd.	24,200	747,996
Renesas Electronics Corp. (A)	13,100	71,614
Resona Holdings, Inc.	113,600	369,391
Ricoh Company, Ltd.	55,300	353,045
Rohm Company, Ltd.	5,800	365,894
Ryohin Keikaku Company, Ltd.	17,900	214,502
Santen Pharmaceutical Company, Ltd.	13,400	225,593
SBI Holdings, Inc.	17,000	354,857
SCSK Corp.	1,600	80,810
Secom Company, Ltd.	2,861	245,727
Seibu Holdings, Inc.	16,400	146,116
Seiko Epson Corp.	33,900	356,218
Sekisui Chemical Company, Ltd.	64,300	870,875
Sekisui House, Ltd.	19,000	344,670
Seven & i Holdings Company, Ltd.	37,000	1,121,933
SG Holdings Company, Ltd.	8,700	318,443
Sharp Corp.	7,400	72,089
Shimadzu Corp.	8,800	221,477
Shimano, Inc.	1,086	236,243
Shimizu Corp.	78,800	563,443
Shin-Etsu Chemical Company, Ltd.	7,898	916,939
Shionogi & Company, Ltd.	6,771	400,829
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Shiseido Company, Ltd.	8,277	$457,963
SMC Corp.	745	388,037
Softbank Corp.	28,500	381,285
SoftBank Group Corp.	51,336	3,202,127
Sohgo Security Services Company, Ltd.	2,100	98,614
Sompo Holdings, Inc.	10,100	330,044
Sony Corp.	25,800	1,970,688
Sony Financial Holdings, Inc.	700	17,174
Stanley Electric Company, Ltd.	10,400	247,483
Subaru Corp.	18,200	343,326
Sumitomo Chemical Company, Ltd.	175,500	502,946
Sumitomo Corp.	36,500	403,906
Sumitomo Dainippon Pharma Company, Ltd.	8,000	99,574
Sumitomo Electric Industries, Ltd.	46,700	515,012
Sumitomo Metal Mining Company, Ltd.	16,400	486,121
Sumitomo Mitsui Financial Group, Inc.	38,800	1,027,523
Sumitomo Mitsui Trust Holdings, Inc.	7,975	204,410
Sumitomo Realty & Development Company, Ltd.	5,500	139,906
Sundrug Company, Ltd.	5,200	177,547
Suntory Beverage & Food, Ltd.	2,800	105,268
Suzuki Motor Corp.	15,800	518,846
Sysmex Corp.	4,448	342,066
T&D Holdings, Inc.	40,000	326,492
Taisei Corp.	18,161	621,799
Taisho Pharmaceutical Holdings Company, Ltd.	3,029	171,031
Taiyo Nippon Sanso Corp.	14,800	232,225
Takeda Pharmaceutical Company, Ltd.	30,647	1,088,718
TDK Corp.	4,000	441,880
Terumo Corp.	14,300	537,619
The Chiba Bank, Ltd.	67,600	308,174
The Chugoku Electric Power Company, Inc.	31,500	383,732
The Kansai Electric Power Company, Inc.	39,000	369,417
The Shizuoka Bank, Ltd.	48,900	316,349
Tobu Railway Company, Ltd.	27,200	757,885
Toho Company, Ltd.	3,600	106,744
Tohoku Electric Power Company, Inc.	82,400	777,006
Tokio Marine Holdings, Inc.	21,000	881,074
Tokyo Century Corp.	5,100	283,146
Tokyo Electric Power Company Holdings, Inc. (A)	234,100	619,956
Tokyo Electron, Ltd.	3,357	914,420
Tokyo Gas Company, Ltd.	18,000	379,731
Tokyu Corp.	24,300	269,362
Toppan Printing Company, Ltd.	24,900	372,805
Toray Industries, Inc.	89,800	385,682
Toshiba Corp.	10,800	326,870
Tosoh Corp.	33,200	443,378
TOTO, Ltd.	7,600	283,931
Toyota Industries Corp.	5,100	257,581
Toyota Motor Corp.	98,428	5,787,637
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Toyota Tsusho Corp.	7,200	$181,004
Trend Micro, Inc.	10,100	587,487
Tsuruha Holdings, Inc.	2,200	303,585
Unicharm Corp.	12,800	576,018
United Urban Investment Corp.	67	65,207
USS Company, Ltd.	17,700	262,997
Welcia Holdings Company, Ltd.	1,600	146,789
West Japan Railway Company	7,281	311,817
Yakult Honsha Company, Ltd.	1,200	68,211
Yamada Denki Company, Ltd.	43,500	188,021
Yamaha Corp.	5,466	250,734
Yamaha Motor Company, Ltd.	34,500	500,875
Yamato Holdings Company, Ltd.	5,100	129,996
Yamazaki Baking Company, Ltd. (B)	6,000	100,331
Yaskawa Electric Corp.	13,000	428,497
Z Holdings Corp.	40,000	210,725
ZOZO, Inc.	10,900	294,845
Luxembourg - 0.2%		986,510
ArcelorMittal SA (A)	21,879	241,644
Aroundtown SA (A)	44,025	265,920
Millicom International Cellular SA	13,925	418,835
Tenaris SA	10,307	60,111
Macau - 0.1%		333,187
Sands China, Ltd.	60,400	233,800
Wynn Macau, Ltd.	56,721	99,387
Mexico - 0.0%		141,432
Fresnillo PLC	8,743	141,432
Netherlands - 4.2%		18,385,530
ABN AMRO Bank NV (C)	26,868	223,162
Adyen NV (A)(C)	423	708,780
Akzo Nobel NV	18,409	1,735,831
Argenx SE (A)	460	106,288
ASML Holding NV	6,922	2,453,124
Heineken Holding NV	9,966	864,415
Heineken NV	8,832	858,901
ING Groep NV	96,406	672,145
Just Eat Takeaway.com NV (A)(C)	2,057	223,197
Just Eat Takeaway.com NV (London Stock Exchange) (A)(C)	24	2,599
Koninklijke Ahold Delhaize NV	87,645	2,536,076
Koninklijke DSM NV	12,411	1,902,010
Koninklijke Philips NV (A)	28,777	1,493,524
Prosus NV (A)	3,774	366,392
Royal Dutch Shell PLC, B Shares	180,252	2,556,964
Wolters Kluwer NV	21,276	1,682,122
New Zealand - 0.3%		1,229,101
a2 Milk Company, Ltd. (A)	19,657	272,890
Auckland International Airport, Ltd.	21,887	93,021
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
New Zealand (continued)
Fisher & Paykel Healthcare Corp., Ltd.	12,219	$293,029
Meridian Energy, Ltd.	35,322	114,355
Ryman Healthcare, Ltd.	5,056	44,795
Spark New Zealand, Ltd.	53,268	174,939
Xero, Ltd. (A)	3,660	236,072
Norway - 0.5%		2,304,656
Adevinta ASA (A)	2,158	34,894
Aker BP ASA (B)	3,504	65,593
DNB ASA	25,111	383,213
Equinor ASA	52,468	776,139
Gjensidige Forsikring ASA (A)	2,509	51,513
Mowi ASA	8,952	161,511
Norsk Hydro ASA (A)	27,766	77,681
Orkla ASA	8,805	86,800
Salmar ASA (A)	1,260	59,899
Schibsted ASA, A Shares (A)	1,580	57,587
Schibsted ASA, B Shares (A)	2,973	97,977
Telenor ASA	18,792	291,541
Yara International ASA	3,827	160,308
Portugal - 0.2%		719,179
EDP - Energias de Portugal SA	61,491	311,576
Galp Energia SGPS SA	12,093	127,270
Jeronimo Martins SGPS SA	16,584	280,333
Singapore - 1.0%		4,594,821
Ascendas Real Estate Investment Trust	46,492	120,019
CapitaLand Commercial Trust	52,100	61,169
CapitaLand Mall Trust	67,700	93,308
CapitaLand, Ltd.	76,900	154,776
City Developments, Ltd.	42,600	254,115
DBS Group Holdings, Ltd.	34,258	493,897
Genting Singapore, Ltd.	139,200	74,609
Jardine Cycle & Carriage, Ltd.	2,800	40,837
Keppel Corp., Ltd. (B)	45,700	179,961
Oversea-Chinese Banking Corp., Ltd.	100,640	628,220
Sea, Ltd., ADR (A)	1,982	242,200
Singapore Airlines, Ltd.	182,200	454,404
Singapore Exchange, Ltd.	56,100	334,235
Singapore Technologies Engineering, Ltd.	44,600	106,353
Singapore Telecommunications, Ltd.	249,600	451,402
United Overseas Bank, Ltd.	54,924	776,618
Wilmar International, Ltd.	38,200	128,698
Spain - 2.5%		11,127,848
Aena SME SA (A)(C)	3,444	449,200
Amadeus IT Group SA	13,353	668,861
Banco Bilbao Vizcaya Argentaria SA	146,057	455,443
Banco Santander SA	441,731	944,717
CaixaBank SA	220,765	475,119
Cellnex Telecom SA (A)(C)	11,529	725,550
EDP Renovaveis SA	4,595	75,418
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Endesa SA	9,775	$277,877
Ferrovial SA	20,928	513,260
Grifols SA	29,800	870,391
Iberdrola SA	191,200	2,468,946
Iberdrola SA, Interim Shares (A)	4,371	56,721
Industria de Diseno Textil SA	35,049	933,351
Naturgy Energy Group SA (B)	34,234	637,182
Red Electrica Corp. SA	14,342	280,170
Repsol SA (B)	89,413	695,709
Telefonica SA	142,994	599,933
Sweden - 3.0%		13,487,414
Alfa Laval AB (A)	9,314	220,602
Assa Abloy AB, B Shares	11,370	249,208
Atlas Copco AB, A Shares	16,760	741,592
Atlas Copco AB, B Shares	10,184	393,666
Boliden AB	39,941	1,086,690
Castellum AB	10,735	230,440
Electrolux AB, B Shares	25,943	486,731
Electrolux Professional AB, B Shares (A)	26,101	102,237
Epiroc AB, A Shares	18,872	263,959
Epiroc AB, B Shares	10,162	138,473
Essity AB, B Shares (A)	11,716	386,561
Fabege AB	13,263	169,505
Fastighets AB Balder, B Shares (A)	5,705	235,600
Hennes & Mauritz AB, B Shares (B)	23,774	369,364
Hexagon AB, B Shares (A)	5,069	329,742
Hufvudstaden AB, A Shares	3,382	44,016
Husqvarna AB, B Shares	28,969	276,638
ICA Gruppen AB	3,148	155,061
Lundin Energy AB	3,043	70,403
Nibe Industrier AB, B Shares (A)	11,481	275,735
Sandvik AB (A)	30,249	562,502
Securitas AB, B Shares (A)	21,617	322,749
Skandinaviska Enskilda Banken AB, A Shares (A)	34,118	330,257
Skandinaviska Enskilda Banken AB, C Shares (A)	338	3,417
Skanska AB, B Shares (A)	17,164	346,462
SKF AB, B Shares	64,521	1,191,328
Svenska Cellulosa AB SCA, B Shares (A)	59,439	719,200
Svenska Handelsbanken AB, A Shares (A)	40,815	386,400
Svenska Handelsbanken AB, B Shares (A)	1,633	17,238
Swedbank AB, A Shares (A)	26,347	427,810
Swedish Match AB	2,443	188,032
Swedish Orphan Biovitrum AB (A)	6,828	143,136
Tele2 AB, B Shares	13,139	186,402
Telefonaktiebolaget LM Ericsson, B Shares	39,432	454,571
Telia Company AB	65,250	254,315
Trelleborg AB, B Shares (A)	15,389	238,211
Volvo AB, A Shares (A)	13,117	225,919
Volvo AB, B Shares (A)	73,199	1,263,242
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland - 10.3%		$45,569,526
ABB, Ltd.	59,431	1,487,572
Alcon, Inc. (A)	28,927	1,748,912
Chocoladefabriken Lindt & Spruengli AG	1	85,852
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	20	155,216
Cie Financiere Richemont SA	26,587	1,651,276
Coca-Cola HBC AG (A)	19,202	504,808
Credit Suisse Group AG	183,441	1,958,828
Givaudan SA	370	1,529,702
Glencore PLC (A)	345,747	792,504
LafargeHolcim, Ltd. (A)	35,612	1,683,711
Lonza Group AG	5,006	3,128,956
Nestle SA	64,559	7,671,585
Novartis AG	51,827	4,299,641
Partners Group Holding AG	1,186	1,148,844
Roche Holding AG	14,872	5,167,681
Roche Holding AG, Bearer Shares	1,232	425,248
Schindler Holding AG	1,409	351,592
Schindler Holding AG, Participation Certificates	3,005	761,408
SGS SA	346	909,405
Sika AG	9,050	1,994,641
STMicroelectronics NV	61,322	1,726,541
Swiss Re AG	24,011	1,894,063
Swisscom AG	3,849	2,055,451
UBS Group AG	79,960	940,060
Zurich Insurance Group AG	4,048	1,496,029
United Arab Emirates - 0.0%		1,558
NMC Health PLC (A)	5,181	1,558
United Kingdom - 13.8%		60,727,497
3i Group PLC	101,424	1,184,226
Admiral Group PLC	15,429	486,013
Anglo American PLC	67,018	1,645,048
Ashtead Group PLC	36,992	1,182,241
Associated British Foods PLC	10,970	254,127
AstraZeneca PLC	28,350	3,173,959
Auto Trader Group PLC (C)	30,091	211,927
AVEVA Group PLC	1,483	80,699
Aviva PLC	286,448	991,414
BAE Systems PLC	101,575	653,521
Barclays PLC	446,320	589,075
Barratt Developments PLC	74,422	498,748
Berkeley Group Holdings PLC	3,905	228,281
BP PLC	989,111	3,572,019
British American Tobacco PLC	45,766	1,516,413
BT Group PLC	170,045	220,015
Bunzl PLC	23,072	665,598
Burberry Group PLC	34,383	565,224
Clarivate PLC (A)	1,654	45,733
CNH Industrial NV (A)	67,037	458,505
Coca-Cola European Partners PLC (B)	26,227	1,062,210
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Compass Group PLC	49,145	$677,602
Croda International PLC	8,753	658,280
Diageo PLC	57,712	2,121,673
Ferguson PLC	15,832	1,411,343
Fiat Chrysler Automobiles NV (A)	55,751	568,278
GlaxoSmithKline PLC	114,327	2,295,528
Halma PLC	22,855	653,339
Hargreaves Lansdown PLC	20,728	475,824
HSBC Holdings PLC	479,310	2,152,760
Imperial Brands PLC	52,188	874,018
Informa PLC	74,495	361,668
InterContinental Hotels Group PLC	6,908	318,787
Intertek Group PLC	11,280	796,213
ITV PLC	117,053	87,079
JD Sports Fashion PLC	23,788	189,079
Johnson Matthey PLC	9,175	269,624
Land Securities Group PLC	23,535	178,110
Legal & General Group PLC	402,384	1,130,196
Lloyds Banking Group PLC	1,638,080	565,122
London Stock Exchange Group PLC	4,294	478,147
M&G PLC	105,197	221,742
Melrose Industries PLC	292,370	327,173
Mondi PLC	38,423	687,363
National Grid PLC	102,532	1,211,697
Natwest Group PLC	95,808	133,293
Next PLC	12,088	864,669
Ocado Group PLC (A)	12,565	338,572
Persimmon PLC	22,640	713,754
Phoenix Group Holdings PLC	16,315	141,029
Prudential PLC	33,196	481,663
Reckitt Benckiser Group PLC	8,338	843,315
RELX PLC	57,313	1,214,856
Rentokil Initial PLC	120,354	843,847
Rightmove PLC	28,800	209,110
Rio Tinto PLC	30,216	1,830,239
Rio Tinto, Ltd.	17,319	1,266,873
Rolls-Royce Holdings PLC (A)	75,772	230,328
RSA Insurance Group PLC	71,409	402,171
Schroders PLC	5,158	200,727
Schroders PLC, Non-Voting Shares	3,361	90,652
Segro PLC	28,809	366,472
Severn Trent PLC	12,956	416,616
Smith & Nephew PLC	42,217	840,844
Smiths Group PLC	19,447	345,853
Spirax-Sarco Engineering PLC	4,166	563,738
SSE PLC	31,720	541,639
St. James's Place PLC	36,908	456,418
Standard Chartered PLC	106,439	538,967
Standard Life Aberdeen PLC	167,738	551,271
Taylor Wimpey PLC	228,948	355,635
Tesco PLC	328,473	935,963
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
The British Land Company PLC	28,920	$138,962
The Sage Group PLC	79,110	757,349
Unilever NV	28,692	1,699,129
Unilever PLC	28,719	1,723,732
United Utilities Group PLC	41,680	492,345
Vodafone Group PLC	767,805	1,164,549
Whitbread PLC	14,785	423,036
WPP PLC	82,393	614,240
United States - 0.0%		33,263

Carnival PLC	3,066	33,263

PREFERRED SECURITIES - 0.7%		$3,312,232
(Cost $3,186,381)
Germany - 0.7%		3,312,232
Bayerische Motoren Werke AG	5,851	301,383
Henkel AG & Company KGaA	2,005	197,734
Porsche Automobil Holding SE	10,576	601,419
Sartorius AG	2,266	871,924
Volkswagen AG	9,064	1,339,772

RIGHTS - 0.0%		$48,775
(Cost $0)
Cellnex Telecom SA (Expiration Date: 8-12-20; Strike Price: EUR 39.45) (A)(B)	11,619	48,775

SHORT-TERM INVESTMENTS - 0.8%		$3,515,604
(Cost $3,515,683)
Short-term funds - 0.8%		3,515,604
John Hancock Collateral Trust, 0.3334% (D)(E)	285,371	2,856,761

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (D)	658,843	658,843
Total investments (Multifactor Developed International ETF) (Cost $441,894,021) - 100.3%		$442,692,358
Other assets and liabilities, net - (0.3%)		(1,363,600)
Total net assets - 100.0%		$441,328,758

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $2,704,666.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

Industrials	16.7%
Financials	14.8%
Consumer discretionary	12.1%
Health care	11.7%
Materials	10.1%
Consumer staples	9.1%
Information technology	6.5%
Communication services	6.2%
Utilities	5.2%
Energy	3.6%
Real estate	3.5%
Short-term investments and other	0.5%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%		$657,117,649
(Cost $646,974,736)
Brazil - 4.9%		32,879,782
Ambev SA	663,400	1,771,344
Atacadao SA	28,400	122,420
B2W Cia Digital (A)	14,297	327,696
B3 SA - Brasil Bolsa Balcao	185,900	2,265,453
Banco Bradesco SA	170,430	678,669
Banco BTG Pactual SA	16,300	270,592
Banco do Brasil SA	149,800	966,285
BB Seguridade Participacoes SA	123,100	658,088
BRF SA (A)	76,500	304,190
CCR SA	220,700	634,230
Centrais Eletricas Brasileiras SA	59,920	425,188
Cia Brasileira de Distribuicao	39,000	531,907
Cia de Saneamento Basico do Estado de Sao Paulo	100,800	1,178,240
Cia Energetica de Minas Gerais	7,700	18,075
Cielo SA	202,400	208,784
Cogna Educacao	136,700	217,426
Cosan SA	13,900	241,377
Energisa SA	26,500	250,197
Engie Brasil Energia SA	50,425	447,217
Equatorial Energia SA	102,800	504,146
Hapvida Participacoes e Investimentos SA (B)	23,200	290,301
Hypera SA	40,800	283,087
IRB Brasil Resseguros SA	63,300	96,911
JBS SA	194,800	806,023
Klabin SA	54,700	217,085
Localiza Rent a Car SA	69,085	675,748
Lojas Americanas SA	42,386	250,694
Lojas Renner SA	135,760	1,072,613
Magazine Luiza SA	60,593	939,425
Natura & Company Holding SA	80,259	725,226
Neoenergia SA	46,300	188,107
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Notre Dame Intermedica Participacoes SA	29,800	$382,160
Pagseguro Digital, Ltd., Class A (A)(C)	17,913	684,814
Petrobras Distribuidora SA	58,000	252,910
Petroleo Brasileiro SA	514,500	2,243,488
Porto Seguro SA	14,600	151,531
Raia Drogasil SA	42,000	1,001,229
Rumo SA (A)	173,200	739,272
StoneCo, Ltd., Class A (A)	6,096	290,841
Sul America SA	14,400	140,244
Suzano SA (A)	72,965	588,676
TIM Participacoes SA	260,900	789,346
Ultrapar Participacoes SA	103,200	375,467
Vale SA	586,400	6,838,592
WEG SA	64,500	834,468
Chile - 0.6%		4,324,444
Banco de Chile	3,321,610	318,956
Banco de Credito e Inversiones SA	5,222	186,281
Banco Santander Chile	7,236,174	315,015
Cencosud SA	210,186	366,282
Cencosud Shopping SA	52,419	97,304
Cia Cervecerias Unidas SA	25,259	196,261
Colbun SA	1,791,176	324,186
Empresas CMPC SA	206,458	457,438
Empresas COPEC SA	48,560	396,492
Enel Americas SA	6,469,723	1,004,021
Enel Chile SA	5,043,282	433,106
Falabella SA	64,224	229,102
China - 28.2%		190,933,997
Agricultural Bank of China, Ltd., H Shares	3,860,000	1,369,642
Air China, Ltd., H Shares	622,000	386,031
Alibaba Group Holding, Ltd., ADR (A)	110,642	27,773,355
Anhui Conch Cement Company, Ltd., H Shares	345,000	2,606,352
ANTA Sports Products, Ltd.	187,000	1,773,438
Baidu, Inc., ADR (A)	22,664	2,706,082
Bank of China, Ltd., H Shares	10,269,000	3,444,995
Bank of Communications Company, Ltd., H Shares	3,561,000	1,975,730
BeiGene, Ltd., ADR (A)	2,972	621,148
BYD Company, Ltd., H Shares (C)	165,500	1,581,285
CGN Power Company, Ltd., H Shares (B)	2,399,000	504,551
China CITIC Bank Corp., Ltd., H Shares	2,162,000	942,887
China Communications Construction Company, Ltd., H Shares	1,065,000	619,745
China Construction Bank Corp., H Shares	12,813,000	9,390,447
China Eastern Airlines Corp., Ltd., H Shares	468,000	166,060
China Everbright Bank Company, Ltd., H Shares	525,000	197,124
China Evergrande Group (C)	900,000	2,525,741
China Galaxy Securities Company, Ltd., H Shares	598,000	357,248
China Life Insurance Company, Ltd., H Shares	848,000	1,954,179
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Merchants Bank Company, Ltd., H Shares	668,500	$3,118,149
China Merchants Securities Company, Ltd., H Shares (A)(B)	121,300	148,373
China Minsheng Banking Corp., Ltd., H Shares	1,359,000	855,710
China Molybdenum Company, Ltd., H Shares	513,000	207,842
China Pacific Insurance Group Company, Ltd., H Shares	594,800	1,722,957
China Petroleum & Chemical Corp., H Shares	4,082,000	1,748,631
China Railway Construction Corp., Ltd., H Shares	500,000	399,345
China Railway Group, Ltd., H Shares	680,000	343,940
China Shenhua Energy Company, Ltd., H Shares	838,000	1,396,991
China Southern Airlines Company, Ltd., H Shares (A)(C)	610,000	282,560
China Telecom Corp., Ltd., H Shares	4,098,000	1,221,437
China Vanke Company, Ltd., H Shares	443,500	1,396,274
CITIC Securities Company, Ltd., H Shares	378,000	879,864
CNOOC, Ltd.	3,781,000	4,000,439
Country Garden Holdings Company, Ltd.	2,053,046	2,635,778
Country Garden Services Holdings Company, Ltd.	101,000	609,242
CRRC Corp., Ltd., H Shares	618,000	268,723
CSC Financial Company, Ltd., H Shares (B)	90,000	134,938
CSPC Pharmaceutical Group, Ltd.	924,400	1,939,401
ENN Energy Holdings, Ltd.	173,000	2,096,036
Fosun International, Ltd.	623,500	710,369
GF Securities Company, Ltd., H Shares	241,600	289,601
Great Wall Motor Company, Ltd., H Shares	777,000	758,934
GSX Techedu, Inc., ADR (A)	783	69,781
Guangzhou Automobile Group Company, Ltd., H Shares	562,000	537,331
Guotai Junan Securities Company, Ltd., H Shares (B)	101,200	167,400
Haitong Securities Company, Ltd., H Shares (A)	485,200	450,755
Hengan International Group Company, Ltd.	189,500	1,590,536
Huaneng Power International, Inc., H Shares	1,176,000	502,253
Huatai Securities Company, Ltd., H Shares (B)	258,800	467,498
Huazhu Group, Ltd., ADR (C)	17,044	585,121
Industrial & Commercial Bank of China, Ltd., H Shares	9,723,000	5,745,831
iQIYI, Inc., ADR (A)(C)	17,278	364,566
JD.com, Inc., ADR (A)	92,288	5,887,052
Longfor Group Holdings, Ltd. (B)	434,000	2,144,745
NetEase, Inc., ADR	17,774	8,147,957
New China Life Insurance Company, Ltd., H Shares	113,600	444,128
New Oriental Education & Technology Group, Inc., ADR (A)	16,037	2,248,387
Orient Securities Company, Ltd., H Shares (B)	115,600	77,711
PetroChina Company, Ltd., H Shares	4,076,000	1,414,730
PICC Property & Casualty Company, Ltd., H Shares	1,208,000	953,906
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Pinduoduo, Inc., ADR (A)	16,758	$1,538,384
Ping An Insurance Group Company of China, Ltd., H Shares	854,500	9,051,954
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,293,000	712,383
Semiconductor Manufacturing International Corp. (A)	247,500	953,250
Shandong Gold Mining Company, Ltd., H Shares (B)	69,720	218,151
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	63,000	297,921
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	139,200	44,363
Shenzhou International Group Holdings, Ltd.	117,900	1,407,157
Sinopharm Group Company, Ltd., H Shares	298,000	709,798
Sunac China Holdings, Ltd.	568,000	2,675,028
Sunny Optical Technology Group Company, Ltd.	104,700	1,971,011
TAL Education Group, ADR (A)	36,666	2,866,181
Tencent Holdings, Ltd.	519,500	35,794,302
The People's Insurance Company Group of China, Ltd., H Shares	1,186,000	385,631
Tingyi Cayman Islands Holding Corp.	240,000	447,163
Trip.com Group, Ltd., ADR (A)	54,631	1,485,963
Want Want China Holdings, Ltd.	1,662,000	1,228,776
Weibo Corp., ADR (A)(C)	6,584	227,543
Weichai Power Company, Ltd., H Shares	618,000	1,333,251
Wuxi Biologics Cayman, Inc. (A)(B)	35,500	731,052
Yum China Holdings, Inc.	64,892	3,325,066
Zijin Mining Group Company, Ltd., H Shares	1,706,000	1,058,793
ZTE Corp., H Shares	116,600	344,525
ZTO Express Cayman, Inc., ADR	61,136	2,265,089
Hong Kong - 4.8%		32,534,476
Alibaba Health Information Technology, Ltd. (A)	404,000	1,115,533
China Gas Holdings, Ltd.	543,200	1,633,062
China Mengniu Dairy Company, Ltd. (A)	609,000	2,856,333
China Mobile, Ltd.	1,151,500	7,889,429
China Overseas Land & Investment, Ltd.	1,054,000	3,209,517
China Resources Beer Holdings Company, Ltd.	276,000	1,919,486
China Resources Gas Group, Ltd.	254,000	1,251,942
China Resources Land, Ltd.	832,000	3,467,472
China Unicom Hong Kong, Ltd.	1,774,000	988,836
Geely Automobile Holdings, Ltd.	1,392,000	2,927,615
Guangdong Investment, Ltd.	466,000	752,796
Shimao Group Holdings, Ltd.	198,500	841,362
Sino Biopharmaceutical, Ltd.	2,104,500	2,742,568
Sun Art Retail Group, Ltd.	676,000	938,525
India - 12.1%		81,762,706
ABB India, Ltd.	5,401	64,722
Adani Ports and Special Economic Zone, Ltd.	169,103	712,352
Alkem Laboratories, Ltd.	1,209	42,932
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Ambuja Cements, Ltd.	155,036	$455,083
Asian Paints, Ltd.	54,456	1,251,988
AU Small Finance Bank, Ltd. (A)(B)	2,866	28,253
Aurobindo Pharma, Ltd.	73,482	859,930
Avenue Supermarts, Ltd. (A)(B)	15,995	440,441
Axis Bank, Ltd. (A)	256,742	1,485,629
Bajaj Auto, Ltd.	11,090	444,712
Bajaj Finance, Ltd.	20,485	892,099
Bajaj Finserv, Ltd.	6,498	539,643
Bajaj Holdings & Investment, Ltd.	4,844	170,645
Bank of Baroda (A)	138,585	86,601
Berger Paints India, Ltd.	40,236	282,896
Bharat Petroleum Corp., Ltd.	253,219	1,401,272
Bharti Airtel, Ltd. (A)	323,414	2,399,694
Bharti Infratel, Ltd.	130,353	334,279
Biocon, Ltd. (A)	26,118	143,293
Bosch, Ltd.	1,135	199,502
Britannia Industries, Ltd.	10,964	561,445
Cipla, Ltd.	58,109	560,021
Coal India, Ltd.	147,452	255,337
Colgate-Palmolive India, Ltd.	16,683	317,325
Container Corp. of India, Ltd.	39,412	237,170
Dabur India, Ltd.	123,107	843,751
Divi's Laboratories, Ltd.	12,927	451,652
DLF, Ltd.	90,057	169,972
Dr. Reddy's Laboratories, Ltd.	18,876	1,141,391
Eicher Motors, Ltd.	2,118	583,768
GAIL India, Ltd.	288,096	372,768
Godrej Consumer Products, Ltd.	76,065	704,602
Grasim Industries, Ltd.	43,722	369,939
Havells India, Ltd.	44,066	343,987
HCL Technologies, Ltd.	267,127	2,520,858
HDFC Bank, Ltd. (A)	207,576	2,866,873
HDFC Life Insurance Company, Ltd. (A)(B)	52,296	438,290
Hero MotoCorp, Ltd.	26,287	938,250
Hindalco Industries, Ltd.	170,933	374,710
Hindustan Petroleum Corp., Ltd.	185,395	532,922
Hindustan Unilever, Ltd.	106,068	3,133,304
Housing Development Finance Corp., Ltd.	190,124	4,540,104
ICICI Bank, Ltd. (A)	449,953	2,088,203
ICICI Lombard General Insurance Company, Ltd. (B)	7,359	127,728
ICICI Prudential Life Insurance Company, Ltd. (B)	23,424	141,507
Indian Oil Corp., Ltd.	530,513	627,929
Indraprastha Gas, Ltd.	10,725	57,917
Info Edge India, Ltd.	2,436	104,170
Infosys, Ltd.	488,015	6,312,802
InterGlobe Aviation, Ltd. (B)	7,876	103,171
ITC, Ltd.	524,659	1,361,221
JSW Steel, Ltd.	333,297	982,126
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Kansai Nerolac Paints, Ltd.	15,309	$89,015
Kotak Mahindra Bank, Ltd. (A)	79,969	1,459,297
Larsen & Toubro Infotech, Ltd. (B)	4,033	130,188
Larsen & Toubro, Ltd.	61,420	750,709
Lupin, Ltd.	39,087	482,550
Mahindra & Mahindra, Ltd.	124,245	1,013,059
Marico, Ltd.	89,127	433,766
Maruti Suzuki India, Ltd.	17,534	1,467,172
Motherson Sumi Systems, Ltd.	176,207	224,579
MRF, Ltd.	250	203,843
Muthoot Finance, Ltd.	14,775	251,015
Nestle India, Ltd.	4,560	1,007,906
NMDC, Ltd.	60,290	67,654
NTPC, Ltd.	393,514	457,620
Oil & Natural Gas Corp., Ltd.	530,242	556,023
Petronet LNG, Ltd.	153,458	507,886
Pidilite Industries, Ltd.	23,640	430,410
Piramal Enterprises, Ltd.	17,207	339,942
Power Finance Corp., Ltd.	168,524	182,687
Power Grid Corp. of India, Ltd.	508,777	1,213,924
Procter & Gamble Hygiene & Health Care, Ltd.	1,525	210,264
Punjab National Bank (A)	107,591	46,092
Reliance Industries, Ltd.	396,321	10,965,874
SBI Life Insurance Company, Ltd. (A)(B)	10,799	131,645
Shree Cement, Ltd.	1,503	435,355
Siemens, Ltd.	12,014	186,828
State Bank of India (A)	326,611	834,072
Sun Pharmaceutical Industries, Ltd.	101,610	730,438
Tata Consultancy Services, Ltd.	126,556	3,874,622
Tata Motors, Ltd. (A)	314,412	441,490
Tata Steel, Ltd.	70,098	344,903
Tech Mahindra, Ltd.	130,365	1,188,336
Titan Company, Ltd.	59,713	836,880
Torrent Pharmaceuticals, Ltd.	6,974	248,095
UltraTech Cement, Ltd.	14,210	784,383
United Breweries, Ltd.	12,918	165,083
United Spirits, Ltd. (A)	53,469	415,602
UPL, Ltd. (A)	134,754	860,624
Vedanta, Ltd.	310,128	470,711
Wipro, Ltd.	245,944	920,985
Indonesia - 2.0%		13,300,640
Adaro Energy Tbk PT	4,692,000	348,686
Astra International Tbk PT	3,485,900	1,229,615
Bank Central Asia Tbk PT	1,183,000	2,528,055
Bank Mandiri Persero Tbk PT	3,250,200	1,291,175
Bank Negara Indonesia Persero Tbk PT	1,475,400	464,852
Bank Rakyat Indonesia Persero Tbk PT	8,743,600	1,892,450
Barito Pacific Tbk PT (A)	2,555,700	166,296
Charoen Pokphand Indonesia Tbk PT (A)	1,338,700	570,781
Gudang Garam Tbk PT (A)	108,600	371,732
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	250,800	$212,579
Indofood CBP Sukses Makmur Tbk PT	362,900	228,677
Indofood Sukses Makmur Tbk PT	1,034,900	457,199
Jasa Marga Persero Tbk PT	486,400	130,928
Kalbe Farma Tbk PT	3,683,500	394,841
Mayora Indah Tbk PT	2,052,400	330,352
Pollux Properti Indonesia Tbk PT (A)	125,125	35,909
Semen Indonesia Persero Tbk PT	648,700	409,881
Telekomunikasi Indonesia Persero Tbk PT	7,752,500	1,619,529
United Tractors Tbk PT	422,000	617,103
Malaysia - 2.3%		15,804,975
AMMB Holdings BHD	294,400	201,358
Axiata Group BHD	484,195	365,430
CIMB Group Holdings BHD	720,506	610,051
Dialog Group BHD	534,700	477,951
DiGi.Com BHD	387,300	388,213
Fraser & Neave Holdings BHD	13,000	99,646
Genting BHD	443,300	400,434
Genting Malaysia BHD	493,600	265,426
HAP Seng Consolidated BHD	91,500	193,143
Hartalega Holdings BHD	230,200	1,101,051
Hong Leong Bank BHD	90,800	321,226
Hong Leong Financial Group BHD	71,100	225,374
IHH Healthcare BHD	254,200	323,745
IOI Corp. BHD	245,200	264,862
KLCCP Stapled Group	35,500	65,307
Kuala Lumpur Kepong BHD	48,575	268,079
Malayan Banking BHD	708,870	1,282,319
Malaysia Airports Holdings BHD	230,100	286,540
Maxis BHD	243,600	304,500
MISC BHD	195,500	363,796
Nestle Malaysia BHD	7,600	254,528
Petronas Chemicals Group BHD	309,300	450,819
Petronas Dagangan BHD	58,100	294,611
Petronas Gas BHD	75,900	300,736
PPB Group BHD	106,600	495,288
Press Metal Aluminium Holdings BHD	365,500	417,222
Public Bank BHD	255,400	1,024,009
RHB Bank BHD	345,900	409,533
Sime Darby BHD	686,400	352,913
Sime Darby Plantation BHD	243,400	299,083
Telekom Malaysia BHD	294,600	277,925
Tenaga Nasional BHD	682,400	1,841,192
Top Glove Corp. BHD	189,100	1,154,224
Westports Holdings BHD	203,300	188,436
YTL Corp. BHD	1,282,900	236,005
Mexico - 2.0%		13,301,094
America Movil SAB de CV, Series L	3,309,888	2,095,527
Arca Continental SAB de CV	67,764	340,957
Cemex SAB de CV	2,689,488	826,528
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV	78,912	$328,741
El Puerto de Liverpool SAB de CV, Series C1	22,956	56,242
Fibra Uno Administracion SA de CV	293,340	237,797
Fomento Economico Mexicano SAB de CV	177,548	1,096,074
Grupo Aeroportuario del Pacifico SAB de CV, Series B	64,628	436,746
Grupo Aeroportuario del Sureste SAB de CV, Series B (A)	23,889	240,053
Grupo Bimbo SAB de CV, Series A	403,100	730,928
Grupo Carso SAB de CV, Series A1	67,604	134,038
Grupo Elektra SAB de CV	5,421	291,178
Grupo Financiero Banorte SAB de CV, Series O (A)	318,304	1,143,295
Grupo Financiero Inbursa SAB de CV, Series O (A)	503,040	363,815
Grupo Mexico SAB de CV, Series B	603,208	1,532,211
Grupo Televisa SAB (A)	458,352	515,522
Industrias Penoles SAB de CV	24,973	373,526
Infraestructura Energetica Nova SAB de CV	85,636	254,685
Kimberly-Clark de Mexico SAB de CV, Class A	168,500	277,822
Orbia Advance Corp. SAB de CV	131,700	209,431
Promotora y Operadora de Infraestructura SAB de CV (A)	15,200	111,740
Wal-Mart de Mexico SAB de CV	722,040	1,704,238
Philippines - 1.2%		8,173,611
Aboitiz Equity Ventures, Inc.	335,910	328,432
Aboitiz Power Corp.	516,600	269,632
Ayala Corp.	43,680	645,725
Ayala Land, Inc.	851,300	576,841
Bank of the Philippine Islands	308,410	427,999
BDO Unibank, Inc.	330,320	591,490
Globe Telecom, Inc.	6,510	273,414
GT Capital Holdings, Inc.	21,648	193,380
International Container Terminal Services, Inc.	231,960	455,481
JG Summit Holdings, Inc.	487,230	619,150
Jollibee Foods Corp.	92,160	253,166
Manila Electric Company	51,140	275,763
Metropolitan Bank & Trust Company	479,552	334,215
PLDT, Inc.	24,580	670,218
San Miguel Corp.	110,559	222,720
SM Investments Corp.	46,655	844,924
SM Prime Holdings, Inc.	1,268,900	774,601
Universal Robina Corp.	167,210	416,460
Poland - 0.9%		6,101,581
Bank Polska Kasa Opieki SA (A)	18,204	246,743
CD Projekt SA (A)	5,518	594,438
Cyfrowy Polsat SA (A)	48,221	359,753
Dino Polska SA (A)(B)	4,971	276,814
Grupa Lotos SA	19,139	249,005
ING Bank Slaski SA (A)	3,158	111,708
KGHM Polska Miedz SA (A)	35,582	1,201,911
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland (continued)
LPP SA (A)	188	$347,621
mBank SA (A)	2,388	119,923
PGE Polska Grupa Energetyczna SA (A)	109,650	194,579
Polski Koncern Naftowy ORLEN SA	56,719	809,826
Polskie Gornictwo Naftowe i Gazownictwo SA	278,560	382,048
Powszechna Kasa Oszczednosci Bank Polski SA (A)	96,074	559,969
Powszechny Zaklad Ubezpieczen SA	75,089	543,702
Santander Bank Polska SA (A)	2,569	103,541
Romania - 0.1%		329,094
NEPI Rockcastle PLC	62,974	329,094
Russia - 2.7%		18,243,323
Gazprom PJSC, ADR	808,954	3,921,809
Lukoil PJSC, ADR	70,625	4,809,563
MMC Norilsk Nickel PJSC, ADR	113,726	2,987,582
Novatek PJSC, GDR	8,621	1,263,839
Sberbank of Russia PJSC, ADR (A)	284,382	3,388,412
Tatneft PJSC, ADR	3,453	154,694
Tatneft PJSC, ADR (London Stock Exchange)	38,490	1,717,424
South Africa - 4.5%		30,566,063
Absa Group, Ltd.	202,573	943,110
Anglo American Platinum, Ltd.	8,365	640,620
AngloGold Ashanti, Ltd.	95,907	3,124,275
Bid Corp., Ltd.	57,091	941,082
Capitec Bank Holdings, Ltd.	10,812	561,351
Clicks Group, Ltd.	36,911	494,791
Discovery, Ltd.	130,676	850,492
Exxaro Resources, Ltd.	36,106	284,862
FirstRand, Ltd.	783,184	1,785,404
Gold Fields, Ltd.	196,604	2,569,317
Growthpoint Properties, Ltd.	359,096	280,255
Impala Platinum Holdings, Ltd.	89,574	793,653
Investec, Ltd.	56,815	110,902
Kumba Iron Ore, Ltd.	14,273	460,994
Mr. Price Group, Ltd.	49,340	367,078
MTN Group, Ltd.	426,824	1,482,338
MultiChoice Group (A)	53,068	328,934
Naspers, Ltd., N Shares	29,809	5,509,538
Nedbank Group, Ltd.	105,853	652,570
Ninety One, Ltd. (A)	28,388	81,686
Northam Platinum, Ltd. (A)	26,976	212,323
Old Mutual, Ltd.	670,719	450,547
PSG Group, Ltd.	12,069	109,352
Sanlam, Ltd.	454,601	1,623,389
Sasol, Ltd. (A)	92,018	736,198
Shoprite Holdings, Ltd.	84,228	517,227
Sibanye Stillwater, Ltd. (A)	269,770	763,586
Standard Bank Group, Ltd.	301,703	1,924,273
The Bidvest Group, Ltd.	141,389	1,095,326
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Vodacom Group, Ltd.	115,433	$870,590
South Korea - 12.9%		87,144,936
Amorepacific Corp.	2,833	394,727
AMOREPACIFIC Group	4,411	197,336
BGF retail Company, Ltd.	375	39,187
Celltrion Healthcare Company, Ltd. (A)	5,816	461,316
Celltrion, Inc. (A)	9,308	2,316,453
CJ CheilJedang Corp.	2,048	663,529
CJ ENM Company, Ltd.	903	87,238
CJ Logistics Corp. (A)	819	105,176
Coway Company, Ltd.	13,207	850,241
DB Insurance Company, Ltd.	12,999	513,894
Doosan Bobcat, Inc.	4,035	91,274
E-MART, Inc.	4,144	396,522
GS Holdings Corp.	16,456	483,431
GS Retail Company, Ltd.	2,131	61,440
Hana Financial Group, Inc.	54,821	1,357,411
Hanjin Kal Corp.	1,624	114,501
Hankook Tire & Technology Company, Ltd.	20,562	449,589
Hanmi Pharm Company, Ltd.	666	147,298
Hanon Systems	27,133	226,830
Hanwha Solutions Corp.	19,380	414,798
HLB, Inc. (A)	2,316	162,513
Hotel Shilla Company, Ltd.	3,014	177,845
Hyundai Engineering & Construction Company, Ltd.	13,077	376,482
Hyundai Glovis Company, Ltd.	5,126	479,729
Hyundai Heavy Industries Holdings Company, Ltd.	1,646	326,741
Hyundai Mobis Company, Ltd.	8,477	1,462,165
Hyundai Motor Company	22,385	2,376,786
Hyundai Steel Company	15,265	317,754
Industrial Bank of Korea	59,706	406,426
Kakao Corp.	4,614	1,330,291
Kangwon Land, Inc.	14,205	272,439
KB Financial Group, Inc.	62,292	1,843,036
Kia Motors Corp.	48,139	1,632,378
Korea Electric Power Corp. (A)	44,977	721,051
Korea Gas Corp.	7,984	169,879
Korea Investment Holdings Company, Ltd.	7,140	291,857
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	6,912	517,501
Korea Zinc Company, Ltd.	1,802	626,178
KT&G Corp.	13,243	899,244
LG Chem, Ltd.	4,236	2,019,513
LG Corp.	24,068	1,494,907
LG Display Company, Ltd. (A)	55,373	585,613
LG Electronics, Inc.	33,938	2,013,947
LG Household & Health Care, Ltd.	1,444	1,661,679
LG Uplus Corp.	71,370	685,904
Lotte Chemical Corp.	4,097	579,440
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Lotte Corp.	7,894	$205,400
Lotte Shopping Company, Ltd.	3,046	199,164
Mirae Asset Daewoo Company, Ltd.	65,335	432,678
NAVER Corp.	13,519	3,415,494
NCSoft Corp.	2,168	1,475,783
Netmarble Corp. (A)(B)	4,608	495,068
NH Investment & Securities Company, Ltd.	24,971	184,023
Orion Corp.	2,918	328,195
POSCO	12,170	1,976,578
POSCO Chemical Company, Ltd.	1,208	76,653
S-1 Corp.	2,918	221,654
Samsung Biologics Company, Ltd. (A)(B)	951	585,096
Samsung C&T Corp.	8,751	778,585
Samsung Card Company, Ltd.	5,864	139,291
Samsung Electro-Mechanics Company, Ltd.	8,711	1,027,275
Samsung Electronics Company, Ltd.	568,313	27,619,039
Samsung Fire & Marine Insurance Company, Ltd.	7,426	1,068,960
Samsung Heavy Industries Company, Ltd. (A)(C)	85,913	412,475
Samsung Life Insurance Company, Ltd.	16,017	639,255
Samsung SDI Company, Ltd.	4,937	1,647,186
Samsung SDS Company, Ltd.	3,815	533,152
Samsung Securities Company, Ltd.	11,344	275,649
Shinhan Financial Group Company, Ltd.	73,604	1,859,561
SK Holdings Company, Ltd.	5,157	958,767
SK Hynix, Inc.	66,166	4,598,409
SK Innovation Company, Ltd.	9,892	1,054,460
SK Telecom Company, Ltd.	5,783	1,070,297
S-Oil Corp.	5,735	293,634
Woori Financial Group, Inc.	84,387	602,056
Yuhan Corp.	3,485	167,610
Taiwan - 15.2%		103,021,737
Advantech Company, Ltd.	87,989	928,113
ASE Technology Holding Company, Ltd.	791,000	2,041,325
Asia Cement Corp.	566,000	771,875
Asustek Computer, Inc.	106,000	783,389
AU Optronics Corp. (A)	2,341,000	798,327
Catcher Technology Company, Ltd.	114,000	840,567
Cathay Financial Holding Company, Ltd.	1,193,359	1,613,170
Chailease Holding Company, Ltd.	316,768	1,324,620
Chang Hwa Commercial Bank, Ltd.	1,553,840	1,007,799
Cheng Shin Rubber Industry Company, Ltd.	511,000	592,208
China Development Financial Holding Corp.	3,525,000	1,039,649
China Life Insurance Company, Ltd.	852,842	590,988
China Steel Corp.	2,129,000	1,438,980
Chunghwa Telecom Company, Ltd.	373,000	1,394,238
Compal Electronics, Inc.	1,074,000	683,750
CTBC Financial Holding Company, Ltd.	3,129,000	2,072,150
Delta Electronics, Inc.	173,000	1,181,109
E.Sun Financial Holding Company, Ltd.	2,269,328	2,099,329
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Eclat Textile Company, Ltd.	41,000	$484,255
Far Eastern New Century Corp.	985,000	860,776
Far EasTone Telecommunications Company, Ltd.	310,000	667,736
Feng TAY Enterprise Company, Ltd.	83,900	502,635
First Financial Holding Company, Ltd.	1,946,280	1,567,946
Formosa Chemicals & Fibre Corp.	532,000	1,224,011
Formosa Petrochemical Corp.	147,000	408,968
Formosa Plastics Corp.	511,000	1,369,318
Foxconn Technology Company, Ltd.	228,000	421,840
Fubon Financial Holding Company, Ltd.	1,260,000	1,795,730
Globalwafers Company, Ltd.	36,000	517,981
Hiwin Technologies Corp.	12,420	131,007
Hon Hai Precision Industry Company, Ltd.	1,586,800	4,246,706
Hotai Motor Company, Ltd.	66,000	1,509,498
Hua Nan Financial Holdings Company, Ltd.	2,054,260	1,409,501
Innolux Corp. (A)	2,322,000	657,891
Inventec Corp.	530,000	452,303
Largan Precision Company, Ltd.	15,000	1,958,559
Lite-On Technology Corp.	545,000	922,767
MediaTek, Inc.	168,000	4,020,140
Mega Financial Holding Company, Ltd.	1,830,000	2,020,874
Nan Ya Plastics Corp.	926,000	1,931,373
Nanya Technology Corp.	201,000	415,798
Novatek Microelectronics Corp.	66,000	653,365
Pegatron Corp.	544,000	1,145,771
Pou Chen Corp.	678,000	614,481
President Chain Store Corp.	110,000	1,051,392
Quanta Computer, Inc.	433,000	1,209,080
Realtek Semiconductor Corp.	64,000	818,174
Shin Kong Financial Holding Company, Ltd.	2,602,535	756,032
SinoPac Financial Holdings Company, Ltd.	2,627,000	955,044
Taishin Financial Holding Company, Ltd.	2,574,199	1,173,106
Taiwan Cement Corp.	877,286	1,347,621
Taiwan Cooperative Financial Holding Company, Ltd.	1,757,450	1,283,839
Taiwan High Speed Rail Corp.	379,000	430,821
Taiwan Mobile Company, Ltd.	278,000	996,433
Taiwan Semiconductor Manufacturing Company, Ltd.	2,205,000	32,027,428
Uni-President Enterprises Corp.	872,000	2,128,318
United Microelectronics Corp.	2,604,000	1,986,701
Vanguard International Semiconductor Corp.	142,000	461,465
Walsin Technology Corp.	43,000	257,608
Win Semiconductors Corp.	56,000	605,984
Yageo Corp.	43,000	570,995
Yuanta Financial Holding Company, Ltd.	2,334,000	1,434,126
Zhen Ding Technology Holding, Ltd.	90,000	414,754
Thailand - 2.3%		15,373,059
Advanced Info Service PCL, NVDR	184,600	1,095,198
Airports of Thailand PCL	6,100	10,075
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Airports of Thailand PCL, Foreign Quota Shares	1,700	$2,816
Airports of Thailand PCL, NVDR	458,500	757,244
B Grimm Power PCL, NVDR	82,000	128,854
Bangkok Bank PCL, NVDR	79,700	254,314
Bangkok Dusit Medical Services PCL, NVDR	419,600	297,383
Bangkok Expressway & Metro PCL, NVDR	1,041,000	295,449
Bank of Ayudhya PCL, NVDR	95,700	64,450
Berli Jucker PCL, NVDR	205,700	244,076
BTS Group Holdings PCL, NVDR	969,500	326,457
Bumrungrad Hospital PCL, NVDR	64,700	237,574
Central Pattana PCL, NVDR	177,500	274,653
Charoen Pokphand Foods PCL, NVDR	856,200	926,698
CP ALL PCL, NVDR (A)	716,200	1,567,567
Electricity Generating PCL, NVDR	41,400	314,657
Energy Absolute PCL, NVDR	286,000	433,368
Global Power Synergy PCL, NVDR	91,386	200,752
Gulf Energy Development PCL, NVDR	253,400	274,264
Home Product Center PCL, NVDR	655,900	328,134
Indorama Ventures PCL, NVDR	377,500	302,654
Intouch Holdings PCL, NVDR	146,100	265,892
Kasikornbank PCL, NVDR	97,300	252,748
Krung Thai Bank PCL, NVDR	590,500	186,529
Krungthai Card PCL, NVDR	61,700	60,844
Land & Houses PCL, NVDR	544,300	129,169
Minor International PCL, NVDR (A)	362,029	211,302
Muangthai Capital PCL, NVDR	75,400	120,901
Osotspa PCL, NVDR	112,600	153,467
PTT Exploration & Production PCL	3,800	11,090
PTT Exploration & Production PCL, Foreign Quota Shares	2,600	7,620
PTT Exploration & Production PCL, NVDR	368,300	1,074,811
PTT Global Chemical PCL, NVDR	277,700	418,565
PTT PCL, NVDR	1,406,800	1,759,487
Ratch Group PCL, NVDR	64,200	123,016
Thai Beverage PCL	815,900	380,789
Thai Oil PCL, NVDR	204,000	274,770
Thai Union Group PCL, NVDR	349,200	150,061
The Siam Cement PCL, NVDR	49,000	600,273
The Siam Commercial Bank PCL, NVDR	148,500	319,073
TMB Bank PCL, NVDR	3,053,989	93,042
Total Access Communication PCL, NVDR	148,600	175,132
True Corp. PCL, NVDR	2,485,700	267,841
Turkey - 0.5%		3,322,131
Akbank T.A.S. (A)	407,847	306,199
Aselsan Elektronik Sanayi Ve Ticaret AS	20,546	103,797
BIM Birlesik Magazalar AS	76,702	785,208
Enka Insaat ve Sanayi AS	210,334	195,582
Eregli Demir ve Celik Fabrikalari TAS	243,416	266,452
Ford Otomotiv Sanayi AS	12,717	151,230
KOC Holding AS	98,911	229,156
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS (A)	13,201	$156,135
Turk Hava Yollari AO (A)	172,870	264,773
Turkcell Iletisim Hizmetleri AS	135,364	288,202
Turkiye Garanti Bankasi AS (A)	347,301	349,316
Turkiye Is Bankasi AS, Class C (A)	219,071	150,661
Yapi ve Kredi Bankasi AS (A)	245,979	75,420

PREFERRED SECURITIES - 1.7%		$11,074,117
(Cost $17,612,010)
Brazil - 1.6%		10,666,849
Banco Bradesco SA	521,126	2,246,354
Braskem SA, A Shares	30,400	133,144
Centrais Eletricas Brasileiras SA, B Shares	38,060	281,111
Cia Energetica de Minas Gerais	107,900	248,723
Cia Paranaense de Energia, B Shares	9,700	123,686
Gerdau SA	165,100	553,420
Itau Unibanco Holding SA	460,350	2,377,888
Lojas Americanas SA	107,372	703,328
Petroleo Brasileiro SA	775,100	3,305,394
Telefonica Brasil SA	68,600	693,801
Chile - 0.1%		407,268
Embotelladora Andina SA, B Shares	26,743	67,132
Sociedad Quimica y Minera de Chile SA, B Shares	11,169	340,136

INVESTMENT COMPANIES - 0.0%		$114,337
(Cost $116,170)
South Korea - 0.0%		114,337

Macquarie Korea Infrastructure Fund	12,055	114,337

RIGHTS - 0.0%		$11,308
(Cost $0)
B2W Cia Digital (Expiration Date: 8-24-20; Strike Price: BRL 115.00) (A)(D)	947	1,273
China Merchants Securities Company, Ltd. (Expiration Date: 8-11-20; Strike Price: HKD 8.19) (A)(D)	36,840	5,562
IRB Brasil Resseguros SA (Expiration Date: 8-11-20; Strike Price: BRL 6.93) (A)(D)	23,288	4,473

SHORT-TERM INVESTMENTS - 1.5%		$10,229,706
(Cost $10,229,921)
Short-term funds - 1.5%		10,229,706
John Hancock Collateral Trust, 0.3334% (E)(F)	458,791	4,592,820

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (E)	5,636,886	5,636,886
Total investments (Multifactor Emerging Markets ETF) (Cost $674,932,837) - 100.4%		$678,547,117
Other assets and liabilities, net - (0.4%)		(2,570,896)
Total net assets - 100.0%		$675,976,221

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR EMERGING MARKETS ETF (continued)

Currency Abbreviations
BRL	Brazilian Real
HKD	Hong Kong Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $4,400,598.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 7-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Financials	19.3%
Information technology	17.4%
Communication services	12.8%
Consumer discretionary	12.7%
Materials	8.4%
Energy	7.7%
Consumer staples	7.0%
Industrials	4.2%
Health care	3.4%
Real estate	3.1%
Utilities	2.9%
Short-term investments and other	1.1%
TOTAL	100.0%
MULTIFACTOR ENERGY ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%		$16,161,208
(Cost $25,418,601)
Energy – 99.7%		16,161,208
Energy equipment and services – 13.3%
Baker Hughes Company	45,125	698,986
Halliburton Company	22,763	326,194
Helmerich & Payne, Inc.	5,344	95,284
National Oilwell Varco, Inc.	19,065	219,438
Schlumberger, Ltd.	35,962	652,351
TechnipFMC PLC	21,426	172,051
Oil, gas and consumable fuels – 86.4%
Apache Corp.	22,011	337,869
Cabot Oil & Gas Corp.	20,409	381,648
Cheniere Energy, Inc. (A)	8,946	442,648
Chevron Corp.	13,751	1,154,257
Cimarex Energy Company	5,737	140,327
Concho Resources, Inc.	9,703	509,796
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	26,504	$990,985
Continental Resources, Inc.	4,887	84,496
Devon Energy Corp.	30,707	322,116
Diamondback Energy, Inc.	7,950	316,887
EOG Resources, Inc.	14,348	672,204
Exxon Mobil Corp.	24,947	1,049,770
Hess Corp.	12,277	604,151
HollyFrontier Corp.	12,077	332,118
Kinder Morgan, Inc.	32,448	457,517
Marathon Oil Corp.	62,420	342,686
Marathon Petroleum Corp.	26,684	1,019,329
Noble Energy, Inc.	32,867	328,341
Occidental Petroleum Corp.	22,267	350,483
ONEOK, Inc.	19,206	536,039
Parsley Energy, Inc., Class A	36,218	397,674
Phillips 66	7,269	450,823
Pioneer Natural Resources Company	7,233	701,022
Targa Resources Corp.	6,734	123,098
The Williams Companies, Inc.	33,697	644,624
Valero Energy Corp.	19,371	1,089,231
WPX Energy, Inc. (A)	36,309	216,765
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value

WARRANTS – 0.1%		$15,066
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-20; Strike Price: $22.00) (A)	2,690	$15,066

SHORT-TERM INVESTMENTS – 0.1%		$11,742
(Cost $11,742)
Short-term funds – 0.1%		11,742
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (B)	11,742	11,742
Total investments (Multifactor Energy ETF) (Cost $25,430,343) 99.9%		$16,188,016
Other assets and liabilities, net 0.1%		14,705
Total net assets 100.0%		$16,202,721

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-20.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index Micro E-Mini Futures	1	Long	Sep 2020	$16,192	$16,324	$132
						$132
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
MULTIFACTOR FINANCIALS ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$27,863,208
(Cost $31,592,610)
Financials – 80.5%		22,435,223
Banks – 22.9%
Bank of America Corp.	33,047	822,209
BOK Financial Corp.	313	17,434
CIT Group, Inc.	2,309	43,802
Citigroup, Inc.	11,861	593,169
Citizens Financial Group, Inc.	6,837	169,626
Comerica, Inc.	2,258	86,978
Commerce Bancshares, Inc.	1,612	92,303
Cullen/Frost Bankers, Inc.	828	59,666
East West Bancorp, Inc.	2,094	72,578
Fifth Third Bancorp	11,648	231,329
First Citizens BancShares, Inc., Class A	89	37,902
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value

Banks (continued)
First Financial Bankshares, Inc.	1,452	$43,444
First Horizon National Corp.	4,555	42,225
First Republic Bank	1,915	215,399
Huntington Bancshares, Inc.	15,182	140,737
JPMorgan Chase & Co.	10,254	990,947
KeyCorp	15,637	187,800
M&T Bank Corp.	1,725	182,764
PacWest Bancorp	1,674	30,592
People's United Financial, Inc.	4,660	50,281
Pinnacle Financial Partners, Inc.	920	36,450
Popular, Inc.	1,530	56,778
Prosperity Bancshares, Inc.	1,100	61,116
Regions Financial Corp.	17,181	186,586

20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Signature Bank	736	$75,462
SVB Financial Group (A)	741	166,184
Synovus Financial Corp.	1,672	33,691
TCF Financial Corp.	590	16,219
The PNC Financial Services Group, Inc.	2,788	297,396
Truist Financial Corp.	7,971	298,594
U.S. Bancorp	6,962	256,480
Valley National Bancorp	4,509	33,682
Webster Financial Corp.	1,309	35,696
Wells Fargo & Company	23,256	564,191
Western Alliance Bancorp	1,615	58,059
Zions Bancorp NA	2,936	95,332
Capital markets – 24.0%
Affiliated Managers Group, Inc.	752	51,730
Ameriprise Financial, Inc.	2,190	336,450
Ares Management Corp., Class A	901	35,986
BlackRock, Inc.	474	272,555
Cboe Global Markets, Inc.	1,413	123,920
CME Group, Inc.	1,123	186,620
E*TRADE Financial Corp.	3,792	192,520
Eaton Vance Corp.	1,877	67,835
FactSet Research Systems, Inc.	585	202,586
Franklin Resources, Inc.	4,505	94,830
Hamilton Lane, Inc., Class A	232	16,760
Interactive Brokers Group, Inc., Class A	844	41,862
Intercontinental Exchange, Inc.	3,217	311,341
Invesco, Ltd.	6,463	64,889
Janus Henderson Group PLC	2,129	44,475
KKR & Company, Inc.	5,055	178,795
Lazard, Ltd., Class A	1,751	51,339
Legg Mason, Inc.	706	35,293
LPL Financial Holdings, Inc.	1,257	99,328
MarketAxess Holdings, Inc.	522	269,717
Moody's Corp.	1,125	316,463
Morgan Stanley	7,123	348,172
Morningstar, Inc.	324	54,445
MSCI, Inc.	936	351,917
Nasdaq, Inc.	1,568	205,894
Northern Trust Corp.	3,003	235,285
Raymond James Financial, Inc.	1,877	130,414
S&P Global, Inc.	1,158	405,590
SEI Investments Company	2,150	112,510
State Street Corp.	3,550	226,455
Stifel Financial Corp.	970	47,026
T. Rowe Price Group, Inc.	3,363	464,430
TD Ameritrade Holding Corp.	2,218	79,604
The Bank of New York Mellon Corp.	6,722	240,984
The Blackstone Group, Inc., Class A	2,188	116,577
The Charles Schwab Corp.	7,656	253,796
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	1,935	$383,053
Tradeweb Markets, Inc., Class A	431	23,304
Virtu Financial, Inc., Class A	309	7,663
Consumer finance – 5.3%
Ally Financial, Inc.	8,838	177,644
American Express Company	3,415	318,688
Capital One Financial Corp.	4,101	261,644
Credit Acceptance Corp. (A)(B)	171	80,018
Discover Financial Services	4,758	235,188
LendingTree, Inc. (A)(B)	69	23,894
OneMain Holdings, Inc.	1,549	44,456
Santander Consumer USA Holdings, Inc.	3,001	55,098
SLM Corp.	6,739	45,623
Synchrony Financial	10,522	232,852
Diversified financial services – 4.9%
Berkshire Hathaway, Inc., Class B (A)	5,459	1,068,763
Equitable Holdings, Inc.	5,063	103,589
Jefferies Financial Group, Inc.	4,077	66,047
Voya Financial, Inc.	2,339	115,547
Insurance – 22.6%
Aflac, Inc.	4,939	175,680
Alleghany Corp.	197	102,897
American Financial Group, Inc.	1,123	68,245
American International Group, Inc.	6,638	213,345
Aon PLC, Class A	1,623	333,072
Arch Capital Group, Ltd. (A)	4,546	139,790
Arthur J. Gallagher & Company	2,466	265,070
Assurant, Inc.	841	90,382
Assured Guaranty, Ltd.	1,834	40,036
Athene Holding, Ltd., Class A (A)	2,595	83,689
Axis Capital Holdings, Ltd.	1,375	55,165
Brighthouse Financial, Inc. (A)	1,326	37,579
Brown & Brown, Inc.	3,441	156,462
Chubb, Ltd.	1,541	196,077
Cincinnati Financial Corp.	2,455	191,318
CNA Financial Corp.	475	15,818
Enstar Group, Ltd. (A)	151	25,360
Erie Indemnity Company, Class A	401	84,258
Everest Re Group, Ltd.	581	127,117
Fidelity National Financial, Inc.	3,946	127,693
First American Financial Corp.	1,820	92,838
Globe Life, Inc.	1,561	124,256
Kemper Corp.	862	67,684
Lincoln National Corp.	3,085	114,978
Loews Corp.	3,814	138,868
Markel Corp. (A)	188	196,374
Marsh & McLennan Companies, Inc.	3,675	428,505
MetLife, Inc.	5,530	209,311
Old Republic International Corp.	4,286	68,876
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Primerica, Inc.	632	$75,625
Principal Financial Group, Inc.	4,148	176,000
Prudential Financial, Inc.	2,781	176,232
Reinsurance Group of America, Inc.	986	84,057
RenaissanceRe Holdings, Ltd.	595	107,326
RLI Corp.	317	27,937
The Allstate Corp.	2,524	238,240
The Hanover Insurance Group, Inc.	573	58,377
The Hartford Financial Services Group, Inc.	6,780	286,930
The Progressive Corp.	4,244	383,403
The Travelers Companies, Inc.	2,203	252,067
Unum Group	3,409	58,737
W.R. Berkley Corp.	2,008	123,994
Willis Towers Watson PLC	1,374	288,554
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd.	1,445	51,774
MGIC Investment Corp.	6,437	53,234
New York Community Bancorp, Inc.	6,214	65,433
Radian Group, Inc.	3,568	53,235
TFS Financial Corp.	605	8,760
Industrials – 1.5%		431,742
Professional services – 1.5%
Equifax, Inc.	1,220	198,323
TransUnion	2,606	233,419
Information technology – 17.9%		4,996,243
IT services – 17.9%
Euronet Worldwide, Inc. (A)	628	60,376
Fidelity National Information Services, Inc.	2,140	313,103
Fiserv, Inc. (A)	1,636	163,256
FleetCor Technologies, Inc. (A)	1,191	307,957
Global Payments, Inc.	1,724	306,906
Jack Henry & Associates, Inc.	885	157,796
Mastercard, Inc., Class A	3,981	1,228,258
PayPal Holdings, Inc. (A)	4,386	859,963
Square, Inc., Class A (A)	936	121,540
The Western Union Company	5,734	139,222
Visa, Inc., Class A	6,550	1,247,120
WEX, Inc. (A)	573	90,746

SHORT-TERM INVESTMENTS – 0.5%		$126,950
(Cost $126,956)
Short-term funds – 0.5%		126,950
John Hancock Collateral Trust, 0.3334% (C)(D)	9,783	97,937
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	29,013	$29,013
Total investments (Multifactor Financials ETF) (Cost $31,719,566) 100.4%		$27,990,158
Other assets and liabilities, net (0.4%)		(110,396)
Total net assets 100.0%		$27,879,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $93,065.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$46,934,257
(Cost $39,854,558)
Consumer discretionary – 0.4%		180,031
Diversified consumer services – 0.4%
Service Corp. International	4,152	180,031
Health care – 99.5%		46,754,226
Biotechnology – 16.2%
AbbVie, Inc.	10,538	1,000,162
ACADIA Pharmaceuticals, Inc. (A)	1,184	49,219
Acceleron Pharma, Inc. (A)	388	38,478
Alexion Pharmaceuticals, Inc. (A)	3,313	339,549
Alnylam Pharmaceuticals, Inc. (A)	1,631	237,735
Amgen, Inc.	4,280	1,047,188
Amicus Therapeutics, Inc. (A)	361	5,216
Arrowhead Pharmaceuticals, Inc. (A)	235	10,121
Biogen, Inc. (A)	2,642	725,731
BioMarin Pharmaceutical, Inc. (A)	2,799	335,348
Bluebird Bio, Inc. (A)	777	47,164
Bridgebio Pharma, Inc. (A)(B)	885	24,904
CRISPR Therapeutics AG (A)(B)	128	10,939
Emergent BioSolutions, Inc. (A)	417	46,387
Exact Sciences Corp. (A)	1,499	142,030
Exelixis, Inc. (A)	7,636	176,315
FibroGen, Inc. (A)	1,043	42,210
Gilead Sciences, Inc.	12,991	903,264
Global Blood Therapeutics, Inc. (A)	604	40,758
Immunomedics, Inc. (A)(B)	989	41,765
Incyte Corp. (A)	2,841	280,577
Ionis Pharmaceuticals, Inc. (A)	1,706	98,197
Iovance Biotherapeutics, Inc. (A)	960	27,907
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Mirati Therapeutics, Inc. (A)	312	$37,849
Moderna, Inc. (A)	2,709	200,737
Momenta Pharmaceuticals, Inc. (A)	422	12,445
Neurocrine Biosciences, Inc. (A)	1,105	132,998
PTC Therapeutics, Inc. (A)	197	9,127
Regeneron Pharmaceuticals, Inc. (A)	887	560,646
Sarepta Therapeutics, Inc. (A)	845	129,724
Seattle Genetics, Inc. (A)	1,433	238,265
Ultragenyx Pharmaceutical, Inc. (A)(B)	262	20,478
United Therapeutics Corp. (A)	1,274	142,013
Vertex Pharmaceuticals, Inc. (A)	1,766	480,352
Health care equipment and supplies – 26.5%
Abbott Laboratories	11,809	1,188,458
ABIOMED, Inc. (A)	638	191,362
Align Technology, Inc. (A)	1,513	444,550
Baxter International, Inc.	5,699	492,280
Becton, Dickinson and Company	2,007	564,649
Boston Scientific Corp. (A)	14,375	554,444
Danaher Corp.	3,860	786,668
Dentsply Sirona, Inc.	5,226	233,080
DexCom, Inc. (A)	1,079	469,948
Edwards Lifesciences Corp. (A)	5,184	406,477
Envista Holdings Corp. (A)	2,362	51,657
Globus Medical, Inc., Class A (A)	1,990	95,878
Haemonetics Corp. (A)	907	79,508
Hill-Rom Holdings, Inc.	1,870	181,801
Hologic, Inc. (A)	6,525	455,315
IDEXX Laboratories, Inc. (A)	1,740	692,085
Insulet Corp. (A)	1,092	222,069
Integra LifeSciences Holdings Corp. (A)	1,378	65,800
Intuitive Surgical, Inc. (A)	666	456,503
LivaNova PLC (A)	1,030	47,936
Masimo Corp. (A)	934	205,592
Medtronic PLC	9,650	931,032
Neogen Corp. (A)	216	16,582
Nevro Corp. (A)	256	34,038
Novocure, Ltd. (A)	887	67,226
Penumbra, Inc. (A)	368	81,663
Quidel Corp. (A)	258	72,877
ResMed, Inc.	2,633	533,209
STERIS PLC	1,852	295,635
Stryker Corp.	2,291	442,850
Tandem Diabetes Care, Inc. (A)	606	63,303
Teleflex, Inc.	856	319,374
The Cooper Companies, Inc.	1,070	302,735
Varian Medical Systems, Inc. (A)	2,081	297,000
West Pharmaceutical Services, Inc.	1,545	415,404
Wright Medical Group NV (A)	1,483	44,520
Zimmer Biomet Holdings, Inc.	4,636	625,211
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services – 22.0%
Amedisys, Inc. (A)	580	$135,813
AmerisourceBergen Corp.	3,771	377,816
Anthem, Inc.	2,399	656,846
Cardinal Health, Inc.	6,800	371,416
Centene Corp. (A)	6,716	438,219
Chemed Corp.	344	169,313
Cigna Corp.	3,437	593,536
CVS Health Corp.	10,618	668,297
DaVita, Inc. (A)	2,958	258,500
Encompass Health Corp.	2,841	193,415
Guardant Health, Inc. (A)	514	43,783
HCA Healthcare, Inc.	2,459	311,408
HealthEquity, Inc. (A)	950	48,982
Henry Schein, Inc. (A)	3,790	260,487
Humana, Inc.	1,830	718,184
Laboratory Corp. of America Holdings (A)	2,824	544,806
LHC Group, Inc. (A)	440	85,848
McKesson Corp.	5,088	764,014
Molina Healthcare, Inc. (A)	1,946	359,426
Premier, Inc., Class A (A)	1,252	43,782
Quest Diagnostics, Inc.	3,829	486,551
UnitedHealth Group, Inc.	8,287	2,509,138
Universal Health Services, Inc., Class B	2,555	280,795
Health care technology – 2.7%
Cerner Corp.	7,404	514,208
Change Healthcare, Inc. (A)	1,154	13,456
Teladoc Health, Inc. (A)	1,152	273,750
Veeva Systems, Inc., Class A (A)	1,703	450,563
Life sciences tools and services – 11.2%
Adaptive Biotechnologies Corp. (A)	135	5,038
Agilent Technologies, Inc.	6,761	651,287
Avantor, Inc. (A)	4,803	106,050
Bio-Rad Laboratories, Inc., Class A (A)	498	261,395
Bio-Techne Corp.	732	201,417
Bruker Corp.	2,589	115,521
Charles River Laboratories International, Inc. (A)	1,315	261,672
Illumina, Inc. (A)	1,153	440,630
IQVIA Holdings, Inc. (A)	3,883	615,028
Mettler-Toledo International, Inc. (A)	459	429,165
PerkinElmer, Inc.	2,024	240,674
PPD, Inc. (A)	584	17,152
PRA Health Sciences, Inc. (A)	1,176	125,315
Repligen Corp. (A)	708	106,844
Syneos Health, Inc. (A)	1,738	108,434
Thermo Fisher Scientific, Inc.	3,081	1,275,380
Waters Corp. (A)	1,492	318,020
Pharmaceuticals – 20.9%
Bristol-Myers Squibb Company	16,320	957,331
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Catalent, Inc. (A)	3,884	$339,229
Elanco Animal Health, Inc. (A)	5,133	121,293
Eli Lilly & Company	5,820	874,688
Horizon Therapeutics PLC (A)	4,147	253,755
Jazz Pharmaceuticals PLC (A)	1,650	178,613
Johnson & Johnson	18,015	2,625,863
Merck & Company, Inc.	20,987	1,683,997
Mylan NV (A)	12,664	204,017
Perrigo Company PLC	2,806	148,774
Pfizer, Inc.	48,782	1,877,131
Reata Pharmaceuticals, Inc., Class A (A)(B)	193	28,506
Zoetis, Inc.	3,594	545,138

SHORT-TERM INVESTMENTS – 0.3%		$124,611
(Cost $124,613)
Short-term funds – 0.3%		124,611
John Hancock Collateral Trust, 0.3334% (C)(D)	9,257	92,666

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	31,945	31,945
Total investments (Multifactor Healthcare ETF) (Cost $39,979,171) 100.2%		$47,058,868
Other assets and liabilities, net (0.2%)		(100,850)
Total net assets 100.0%		$46,958,018

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $87,516.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$25,175,146
(Cost $25,379,360)
Consumer discretionary – 7.4%		1,862,304
Auto components – 1.6%
Aptiv PLC	4,074	316,754
Gentex Corp.	3,585	96,759
Distributors – 0.7%
Pool Corp.	519	164,367
Hotels, restaurants and leisure – 0.3%
Aramark	3,820	80,678
Household durables – 4.8%
D.R. Horton, Inc.	5,115	338,408
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Leggett & Platt, Inc.	2,846	$114,096
Lennar Corp., A Shares	3,642	263,499
Lennar Corp., B Shares	205	11,043
NVR, Inc. (A)	58	227,949
PulteGroup, Inc.	4,229	184,384
Toll Brothers, Inc.	1,685	64,367
Industrials – 82.1%		20,694,012
Aerospace and defense – 11.8%
Aerojet Rocketdyne Holdings, Inc. (A)	1,106	45,623
Axon Enterprise, Inc. (A)	308	25,604
BWX Technologies, Inc.	1,281	69,840
Curtiss-Wright Corp.	668	59,532
General Dynamics Corp.	1,782	261,491
HEICO Corp.	450	43,254
HEICO Corp., Class A	779	59,632
Hexcel Corp.	1,161	43,305
Huntington Ingalls Industries, Inc.	671	116,559
L3Harris Technologies, Inc.	1,123	189,035
Lockheed Martin Corp.	1,143	433,163
Mercury Systems, Inc. (A)	644	49,865
Northrop Grumman Corp.	979	318,185
Parsons Corp. (A)	331	11,529
Raytheon Technologies Corp.	8,978	508,873
Spirit AeroSystems Holdings, Inc., Class A	1,939	37,946
Teledyne Technologies, Inc. (A)	455	139,549
Textron, Inc.	3,526	123,198
The Boeing Company	1,938	306,204
TransDigm Group, Inc.	314	135,516
Virgin Galactic Holdings, Inc. (A)(B)	338	7,588
Air freight and logistics – 4.9%
C.H. Robinson Worldwide, Inc.	2,186	204,872
Expeditors International of Washington, Inc.	2,505	211,698
FedEx Corp.	1,206	203,090
United Parcel Service, Inc., Class B	3,392	484,242
XPO Logistics, Inc. (A)	1,611	120,857
Airlines – 3.0%
Alaska Air Group, Inc.	2,005	69,052
American Airlines Group, Inc. (B)	4,066	45,214
Copa Holdings SA, Class A	388	16,080
Delta Air Lines, Inc.	6,711	167,574
JetBlue Airways Corp. (A)	4,454	46,054
Southwest Airlines Company	7,950	245,576
United Airlines Holdings, Inc. (A)	5,000	156,900
Building products – 4.9%
AO Smith Corp.	1,710	82,319
Armstrong World Industries, Inc.	629	44,810
Carrier Global Corp.	4,094	111,521
Johnson Controls International PLC	9,117	350,822
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Lennox International, Inc.	416	$111,546
Masco Corp.	2,897	165,593
Trane Technologies PLC	2,454	274,529
Trex Company, Inc. (A)	608	84,713
Commercial services and supplies – 5.2%
ADT, Inc.	3,251	27,991
Cintas Corp.	1,089	328,736
Clean Harbors, Inc. (A)	723	43,091
IAA, Inc. (A)	1,284	55,661
MSA Safety, Inc.	422	50,020
Republic Services, Inc.	3,322	289,845
Stericycle, Inc. (A)	1,111	67,143
Tetra Tech, Inc.	562	49,821
The Brink's Company	994	44,084
Waste Management, Inc.	3,263	357,625
Construction and engineering – 1.8%
AECOM (A)	2,392	86,566
EMCOR Group, Inc.	1,043	71,446
Jacobs Engineering Group, Inc.	1,898	161,994
MasTec, Inc. (A)	1,088	43,281
Quanta Services, Inc.	2,078	83,058
Electrical equipment – 6.4%
Acuity Brands, Inc.	655	64,911
AMETEK, Inc.	3,599	335,607
Eaton Corp. PLC	3,073	286,188
Emerson Electric Company	4,889	303,167
Generac Holdings, Inc. (A)	852	134,258
Hubbell, Inc.	889	119,988
Rockwell Automation, Inc.	1,706	372,147
Industrial conglomerates – 5.6%
3M Company	3,108	467,661
Carlisle Companies, Inc.	841	100,146
General Electric Company	32,674	198,331
Honeywell International, Inc.	3,166	472,905
Roper Technologies, Inc.	394	170,385
Machinery – 20.9%
AGCO Corp.	1,001	65,696
Allison Transmission Holdings, Inc.	2,113	78,942
Caterpillar, Inc.	3,687	489,929
Colfax Corp. (A)	833	24,224
Crane Company	809	45,765
Cummins, Inc.	2,479	479,092
Deere & Company	2,806	494,726
Donaldson Company, Inc.	1,998	96,583
Dover Corp.	2,084	214,506
Flowserve Corp.	1,676	46,710
Fortive Corp.	3,919	275,075
Graco, Inc.	2,581	137,412
IDEX Corp.	1,064	175,368
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Illinois Tool Works, Inc.	2,103	$389,034
Ingersoll Rand, Inc. (A)	2,704	85,419
ITT, Inc.	1,608	92,830
Lincoln Electric Holdings, Inc.	1,032	93,282
Nordson Corp.	699	135,347
Oshkosh Corp.	1,324	104,225
Otis Worldwide Corp.	2,047	128,429
PACCAR, Inc.	6,326	538,216
Parker-Hannifin Corp.	1,987	355,514
Pentair PLC	2,564	109,867
Snap-on, Inc.	908	132,450
The Middleby Corp. (A)	949	78,824
The Toro Company	1,474	105,170
Wabtec Corp.	1,330	82,713
Woodward, Inc.	830	62,200
Xylem, Inc.	2,210	161,286
Marine – 0.2%
Kirby Corp. (A)	918	42,448
Professional services – 3.5%
CoreLogic, Inc.	889	60,594
Exponent, Inc.	323	27,151
FTI Consulting, Inc. (A)	438	52,315
IHS Markit, Ltd.	2,723	219,828
ManpowerGroup, Inc.	949	65,282
Robert Half International, Inc.	1,900	96,653
TriNet Group, Inc. (A)	891	58,806
Verisk Analytics, Inc.	1,653	311,938
Road and rail – 9.3%
AMERCO	168	53,379
CSX Corp.	5,529	394,439
J.B. Hunt Transport Services, Inc.	1,671	216,227
Kansas City Southern	1,322	227,186
Knight-Swift Transportation Holdings, Inc. (B)	1,638	71,237
Landstar System, Inc.	681	82,932
Norfolk Southern Corp.	2,000	384,420
Old Dominion Freight Line, Inc.	1,514	276,789
Union Pacific Corp.	3,748	649,716
Trading companies and distributors – 4.6%
Air Lease Corp.	1,700	44,574
Fastenal Company	7,829	368,276
HD Supply Holdings, Inc. (A)	2,857	100,281
MSC Industrial Direct Company, Inc., Class A	698	46,075
United Rentals, Inc. (A)	1,658	257,603
W.W. Grainger, Inc.	731	249,658
Watsco, Inc.	376	88,762
Information technology – 10.4%		2,618,830
Electronic equipment, instruments and components – 1.5%
Arrow Electronics, Inc. (A)	1,238	88,666
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
CDW Corp.	1,891	$219,829
SYNNEX Corp.	659	82,204
IT services – 8.6%
Accenture PLC, Class A	2,989	671,867
Automatic Data Processing, Inc.	1,805	239,903
Black Knight, Inc. (A)	1,478	110,732
Booz Allen Hamilton Holding Corp.	1,822	148,967
Broadridge Financial Solutions, Inc.	1,516	203,659
CACI International, Inc., Class A (A)	326	67,749
Genpact, Ltd.	2,250	89,595
KBR, Inc.	1,369	30,447
Leidos Holdings, Inc.	2,003	190,605
MAXIMUS, Inc.	852	63,227
Paychex, Inc.	3,796	273,008
Sabre Corp.	4,103	31,019
Science Applications International Corp.	488	39,030
Semiconductors and semiconductor equipment – 0.2%
Enphase Energy, Inc. (A)	748	45,149
Software – 0.1%
Globant SA (A)	134	23,174

SHORT-TERM INVESTMENTS – 0.6%		$138,875
(Cost $138,881)
Short-term funds – 0.6%		138,875
John Hancock Collateral Trust, 0.3334% (C)(D)	11,433	114,451

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	24,424	24,424
Total investments (Multifactor Industrials ETF) (Cost $25,518,241) 100.5%		$25,314,021
Other assets and liabilities, net (0.5%)		(117,432)
Total net assets 100.0%		$25,196,589

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $111,617.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$862,964,772
(Cost $762,677,735)
Communication services – 8.2%		70,550,491
Diversified telecommunication services – 1.3%
AT&T, Inc.	170,756	5,050,962
CenturyLink, Inc.	67,730	653,595
GCI Liberty, Inc., Class A (A)	3,226	252,886
Verizon Communications, Inc.	99,278	5,706,499
Entertainment – 1.5%
Activision Blizzard, Inc.	22,942	1,895,697
Electronic Arts, Inc. (A)	9,459	1,339,584
Liberty Media Corp.-Liberty Formula One, Series A (A)	730	24,156
Liberty Media Corp.-Liberty Formula One, Series C (A)	9,599	340,189
Live Nation Entertainment, Inc. (A)	6,946	325,142
Madison Square Garden Entertainment Corp. (A)	698	49,460
Madison Square Garden Sports Corp. (A)	698	107,276
Netflix, Inc. (A)	6,233	3,047,189
Roku, Inc. (A)	1,658	256,808
Spotify Technology SA (A)	1,004	258,851
Take-Two Interactive Software, Inc. (A)	4,601	754,656
The Walt Disney Company	36,047	4,215,336
Zynga, Inc., Class A (A)	12,424	122,128
Interactive media and services – 3.4%
Alphabet, Inc., Class A (A)	8,933	13,291,857
Alphabet, Inc., Class C (A)	1,511	2,240,753
Facebook, Inc., Class A (A)	41,100	10,425,837
InterActiveCorp (A)	3,632	480,949
Match Group, Inc. (A)	10,123	1,039,632
Pinterest, Inc., Class A (A)	4,217	144,601
Snap, Inc., Class A (A)	15,223	341,300
Twitter, Inc. (A)	26,377	960,123
Zillow Group, Inc., Class A (A)	1,200	81,708
Zillow Group, Inc., Class C (A)(B)	5,407	369,785
Media – 1.8%
Altice USA, Inc., Class A (A)	12,608	340,290
Cable One, Inc.	137	249,691
Charter Communications, Inc., Class A (A)	4,845	2,810,100
Comcast Corp., Class A	133,880	5,730,064
Discovery, Inc., Series A (A)(B)	16,649	351,294
Discovery, Inc., Series C (A)	12,140	230,053
DISH Network Corp., Class A (A)	13,701	439,939
Fox Corp., Class A	15,567	401,162
Fox Corp., Class B	4,576	117,924
Liberty Broadband Corp., Series A (A)	593	80,061
Liberty Broadband Corp., Series C (A)	6,987	959,105
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,333	255,115
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	4,758	166,482
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
News Corp., Class A	20,920	$266,102
News Corp., Class B	5,421	69,172
Omnicom Group, Inc.	18,370	987,020
Sirius XM Holdings, Inc.	56,847	334,260
The Interpublic Group of Companies, Inc.	32,387	584,585
The New York Times Company, Class A	1,060	48,908
ViacomCBS, Inc., Class A (B)	84	2,330
ViacomCBS, Inc., Class B	35,265	919,359
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	13,322	1,430,516
Consumer discretionary – 11.2%		96,656,262
Auto components – 0.4%
Aptiv PLC	18,117	1,408,597
Autoliv, Inc.	5,852	380,556
BorgWarner, Inc.	13,078	478,655
Gentex Corp.	14,553	392,785
Lear Corp.	5,408	596,935
Automobiles – 0.6%
Ford Motor Company	112,793	745,562
General Motors Company	38,575	960,132
Tesla, Inc. (A)	2,259	3,232,087
Distributors – 0.2%
Genuine Parts Company	9,810	884,372
LKQ Corp. (A)	16,068	452,957
Pool Corp.	1,761	557,709
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	2,071	222,094
Service Corp. International	11,386	493,697
ServiceMaster Global Holdings, Inc. (A)	7,483	305,980
Hotels, restaurants and leisure – 1.7%
Aramark	15,461	326,536
Carnival Corp. (B)	14,338	199,011
Chipotle Mexican Grill, Inc. (A)	1,532	1,769,705
Darden Restaurants, Inc.	7,755	588,605
Domino's Pizza, Inc.	1,853	716,388
Dunkin' Brands Group, Inc.	2,345	161,172
Hilton Worldwide Holdings, Inc.	12,076	906,304
Hyatt Hotels Corp., Class A	2,028	97,344
Las Vegas Sands Corp.	14,088	614,800
Marriott International, Inc., Class A	9,896	829,532
McDonald's Corp.	14,749	2,865,436
MGM Resorts International	28,062	451,518
Norwegian Cruise Line Holdings, Ltd. (A)	9,187	125,311
Planet Fitness, Inc., Class A (A)	2,020	105,444
Royal Caribbean Cruises, Ltd.	8,820	429,622
Starbucks Corp.	25,275	1,934,296
Vail Resorts, Inc.	2,014	386,748
Wyndham Hotels & Resorts, Inc.	7,806	344,713
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wynn Resorts, Ltd.	5,087	$368,451
Yum! Brands, Inc.	10,826	985,707
Household durables – 0.8%
D.R. Horton, Inc.	20,694	1,369,115
Garmin, Ltd.	7,430	732,524
Lennar Corp., A Shares	13,237	957,697
Lennar Corp., B Shares	761	40,995
Mohawk Industries, Inc. (A)	4,008	320,039
Newell Brands, Inc.	22,267	365,179
NVR, Inc. (A)	293	1,151,534
PulteGroup, Inc.	16,425	716,130
Toll Brothers, Inc.	8,377	320,001
Whirlpool Corp.	5,146	839,416
Internet and direct marketing retail – 3.3%
Amazon.com, Inc. (A)	7,273	23,016,718
Booking Holdings, Inc. (A)	1,038	1,725,291
Chewy, Inc., Class A (A)(B)	632	33,174
eBay, Inc.	46,931	2,594,346
Etsy, Inc. (A)	2,304	272,748
Expedia Group, Inc.	6,839	554,027
Wayfair, Inc., Class A (A)(B)	1,271	338,200
Leisure products – 0.1%
Hasbro, Inc.	8,586	624,717
Peloton Interactive, Inc., Class A (A)	625	42,638
Polaris, Inc.	3,686	381,980
Multiline retail – 0.7%
Dollar General Corp.	10,159	1,934,274
Dollar Tree, Inc. (A)	14,911	1,391,942
Kohl's Corp.	15,420	293,597
Target Corp.	21,662	2,726,813
Specialty retail – 2.6%
Advance Auto Parts, Inc.	4,035	605,815
AutoZone, Inc. (A)	1,136	1,371,629
Best Buy Company, Inc.	20,200	2,011,718
Burlington Stores, Inc. (A)	3,329	625,852
CarMax, Inc. (A)	11,641	1,128,828
Carvana Company (A)	937	145,188
Five Below, Inc. (A)	1,509	164,345
L Brands, Inc.	2,434	59,414
Lowe's Companies, Inc.	21,740	3,237,303
O'Reilly Automotive, Inc. (A)	3,727	1,779,195
Ross Stores, Inc.	20,037	1,796,718
The Gap, Inc.	17,873	238,962
The Home Depot, Inc.	19,583	5,199,091
The TJX Companies, Inc.	39,514	2,054,333
Tractor Supply Company	8,571	1,223,425
Ulta Beauty, Inc. (A)	3,496	674,693
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	855	64,843
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Levi Strauss & Company, Class A (B)	725	$8,816
Lululemon Athletica, Inc. (A)	5,222	1,700,231
NIKE, Inc., Class B	29,006	2,831,276
PVH Corp.	4,007	194,981
Ralph Lauren Corp.	3,814	271,938
Tapestry, Inc.	14,534	194,174
Under Armour, Inc., Class A (A)	8,184	86,096
Under Armour, Inc., Class C (A)	8,362	79,355
VF Corp.	14,019	846,187
Consumer staples – 6.5%		56,400,876
Beverages – 1.4%
Brown-Forman Corp., Class A	3,097	195,854
Brown-Forman Corp., Class B	15,585	1,080,664
Constellation Brands, Inc., Class A	5,665	1,009,503
Keurig Dr. Pepper, Inc.	11,392	348,481
Molson Coors Beverage Company, Class B	10,930	410,094
Monster Beverage Corp. (A)	13,027	1,022,359
PepsiCo, Inc.	29,983	4,127,460
The Coca-Cola Company	76,847	3,630,252
Food and staples retailing – 1.4%
Casey's General Stores, Inc.	1,081	172,084
Costco Wholesale Corp.	9,784	3,184,986
Sysco Corp.	19,511	1,031,156
The Kroger Company	63,762	2,218,280
US Foods Holding Corp. (A)	11,947	242,524
Walgreens Boots Alliance, Inc.	18,897	769,297
Walmart, Inc.	35,566	4,602,240
Food products – 1.6%
Archer-Daniels-Midland Company	27,618	1,182,879
Beyond Meat, Inc. (A)	369	46,457
Bunge, Ltd.	9,541	414,461
Campbell Soup Company	12,530	621,112
Conagra Brands, Inc.	28,258	1,058,262
General Mills, Inc.	26,614	1,683,868
Hormel Foods Corp.	14,140	719,160
Ingredion, Inc.	4,870	421,255
Kellogg Company	14,494	999,941
Lamb Weston Holdings, Inc.	8,325	500,166
McCormick & Company, Inc.	7,803	1,520,805
Mondelez International, Inc., Class A	35,377	1,963,070
Pilgrim's Pride Corp. (A)	595	9,133
Post Holdings, Inc. (A)	4,207	373,329
The Hershey Company	6,327	920,009
The J.M. Smucker Company	6,154	672,940
The Kraft Heinz Company	9,247	317,912
Tyson Foods, Inc., Class A	13,377	822,017
Household products – 1.5%
Church & Dwight Company, Inc.	12,264	1,181,391
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products (continued)
Colgate-Palmolive Company	18,884	$1,457,845
Kimberly-Clark Corp.	8,936	1,358,629
Reynolds Consumer Products, Inc.	472	16,076
The Clorox Company	8,307	1,964,689
The Procter & Gamble Company	50,418	6,610,808
Personal products – 0.2%
Coty, Inc., Class A	12,168	45,143
Herbalife Nutrition, Ltd. (A)	5,980	306,415
The Estee Lauder Companies, Inc., Class A	7,719	1,524,811
Tobacco – 0.4%
Altria Group, Inc.	40,657	1,673,036
Philip Morris International, Inc.	25,648	1,970,023
Energy – 2.3%		19,865,668
Energy equipment and services – 0.1%
Baker Hughes Company	9,181	142,214
ChampionX Corp. (A)	3,289	31,278
Halliburton Company	19,158	274,534
National Oilwell Varco, Inc.	17,329	199,457
Schlumberger, Ltd.	22,064	400,241
TechnipFMC PLC	22,918	184,032
Oil, gas and consumable fuels – 2.2%
Apache Corp.	18,141	278,464
Cabot Oil & Gas Corp.	18,807	351,691
Cheniere Energy, Inc. (A)	8,605	425,775
Chevron Corp.	46,339	3,889,696
Concho Resources, Inc.	7,866	413,280
ConocoPhillips	22,476	840,378
Continental Resources, Inc.	4,780	82,646
Devon Energy Corp.	23,082	242,130
Diamondback Energy, Inc.	6,866	273,679
EOG Resources, Inc.	11,350	531,748
Exxon Mobil Corp.	82,411	3,467,855
Hess Corp.	14,899	733,180
HollyFrontier Corp.	13,260	364,650
Kinder Morgan, Inc.	54,385	766,829
Marathon Oil Corp.	49,213	270,179
Marathon Petroleum Corp.	29,264	1,117,885
Noble Energy, Inc.	31,563	315,314
Occidental Petroleum Corp.	23,039	362,634
ONEOK, Inc.	19,759	551,474
Parsley Energy, Inc., Class A	8,058	88,477
Phillips 66	11,715	726,564
Pioneer Natural Resources Company	5,250	508,830
Targa Resources Corp.	8,803	160,919
The Williams Companies, Inc.	34,481	659,622
Valero Energy Corp.	21,519	1,210,013
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 11.4%		$98,448,329
Banks – 3.4%
Bank of America Corp.	160,941	4,004,212
BOK Financial Corp.	1,033	57,538
Citigroup, Inc.	54,610	2,731,046
Citizens Financial Group, Inc.	27,810	689,966
Comerica, Inc.	10,540	406,001
Commerce Bancshares, Inc.	5,450	312,067
Cullen/Frost Bankers, Inc.	2,134	153,776
East West Bancorp, Inc.	8,050	279,013
Fifth Third Bancorp	56,077	1,113,689
First Republic Bank	7,782	875,319
Huntington Bancshares, Inc.	63,596	589,535
JPMorgan Chase & Co.	68,571	6,626,701
KeyCorp	62,423	749,700
M&T Bank Corp.	8,080	856,076
People's United Financial, Inc.	19,471	210,092
Prosperity Bancshares, Inc.	1,133	62,949
Regions Financial Corp.	83,228	903,856
Signature Bank	2,729	279,804
SVB Financial Group (A)	2,911	652,850
TCF Financial Corp.	2,936	80,711
The PNC Financial Services Group, Inc.	12,636	1,347,882
Truist Financial Corp.	45,507	1,704,692
U.S. Bancorp	38,325	1,411,893
Wells Fargo & Company	105,555	2,560,764
Zions Bancorp NA	11,541	374,736
Capital markets – 3.2%
Ameriprise Financial, Inc.	11,233	1,725,726
Ares Management Corp., Class A	1,566	62,546
BlackRock, Inc.	2,107	1,211,546
Cboe Global Markets, Inc.	5,317	466,301
CME Group, Inc.	6,688	1,111,412
E*TRADE Financial Corp.	14,795	751,142
FactSet Research Systems, Inc.	2,173	752,510
Franklin Resources, Inc.	18,292	385,047
Intercontinental Exchange, Inc.	15,304	1,481,121
Invesco, Ltd.	22,399	224,886
KKR & Company, Inc.	10,056	355,681
LPL Financial Holdings, Inc.	3,494	276,096
MarketAxess Holdings, Inc.	1,857	959,512
Moody's Corp.	5,542	1,558,965
Morgan Stanley	31,883	1,558,441
Morningstar, Inc.	735	123,509
MSCI, Inc.	5,395	2,028,412
Nasdaq, Inc.	6,721	882,535
Northern Trust Corp.	12,927	1,012,830
Raymond James Financial, Inc.	7,901	548,961
S&P Global, Inc.	6,917	2,422,679
SEI Investments Company	9,732	509,276
State Street Corp.	12,787	815,683
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
T. Rowe Price Group, Inc.	13,714	$1,893,903
TD Ameritrade Holding Corp.	12,099	434,233
The Bank of New York Mellon Corp.	32,515	1,165,663
The Blackstone Group, Inc., Class A	4,453	237,256
The Charles Schwab Corp.	30,335	1,005,605
The Goldman Sachs Group, Inc.	8,314	1,645,839
Tradeweb Markets, Inc., Class A	698	37,741
Consumer finance – 0.7%
Ally Financial, Inc.	35,853	720,645
American Express Company	18,248	1,702,903
Capital One Financial Corp.	20,766	1,324,871
Credit Acceptance Corp. (A)(B)	483	226,015
Discover Financial Services	21,057	1,040,848
Santander Consumer USA Holdings, Inc.	8,502	156,097
Synchrony Financial	39,109	865,482
Diversified financial services – 1.1%
Berkshire Hathaway, Inc., Class B (A)	44,454	8,703,204
Equitable Holdings, Inc.	11,790	241,223
Jefferies Financial Group, Inc.	15,339	248,492
Voya Financial, Inc.	9,157	452,356
Insurance – 3.0%
Aflac, Inc.	29,155	1,037,043
Alleghany Corp.	827	431,959
American Financial Group, Inc.	4,876	296,315
American International Group, Inc.	25,454	818,092
Aon PLC, Class A	9,606	1,971,343
Arch Capital Group, Ltd. (A)	18,634	572,996
Arthur J. Gallagher & Company	9,910	1,065,226
Assurant, Inc.	1,769	190,114
Athene Holding, Ltd., Class A (A)	5,631	181,600
Brown & Brown, Inc.	13,298	604,660
Chubb, Ltd.	8,273	1,052,657
Cincinnati Financial Corp.	9,259	721,554
CNA Financial Corp.	1,930	64,269
Erie Indemnity Company, Class A	1,196	251,304
Everest Re Group, Ltd.	2,657	581,325
Fidelity National Financial, Inc.	15,871	513,586
First American Financial Corp.	5,148	262,599
Globe Life, Inc.	7,038	560,225
Lincoln National Corp.	15,461	576,231
Loews Corp.	17,724	645,331
Markel Corp. (A)	670	699,842
Marsh & McLennan Companies, Inc.	14,899	1,737,223
MetLife, Inc.	22,147	838,264
Old Republic International Corp.	15,836	254,485
Principal Financial Group, Inc.	20,089	852,376
Prudential Financial, Inc.	14,300	906,191
Reinsurance Group of America, Inc.	4,496	383,284
RenaissanceRe Holdings, Ltd.	1,125	202,928
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
The Allstate Corp.	12,401	$1,170,530
The Hartford Financial Services Group, Inc.	29,409	1,244,589
The Progressive Corp.	21,466	1,939,238
The Travelers Companies, Inc.	13,385	1,531,512
W.R. Berkley Corp.	9,688	598,234
Willis Towers Watson PLC	5,996	1,259,220
Thrifts and mortgage finance – 0.0%
New York Community Bancorp, Inc.	5,620	59,179
TFS Financial Corp.	742	10,744
Health care – 14.3%		122,907,704
Biotechnology – 2.1%
AbbVie, Inc.	33,924	3,219,727
ACADIA Pharmaceuticals, Inc. (A)	1,073	44,605
Alexion Pharmaceuticals, Inc. (A)	6,332	648,967
Alnylam Pharmaceuticals, Inc. (A)	2,750	400,840
Amgen, Inc.	15,132	3,702,346
Biogen, Inc. (A)	5,911	1,623,693
BioMarin Pharmaceutical, Inc. (A)	6,151	736,951
Exact Sciences Corp. (A)	3,234	306,422
Exelixis, Inc. (A)	13,026	300,770
Gilead Sciences, Inc.	33,799	2,350,044
Incyte Corp. (A)	6,001	592,659
Ionis Pharmaceuticals, Inc. (A)	3,231	185,976
Moderna, Inc. (A)	2,132	157,981
Neurocrine Biosciences, Inc. (A)	2,078	250,108
Regeneron Pharmaceuticals, Inc. (A)	1,950	1,232,537
Sarepta Therapeutics, Inc. (A)	1,168	179,311
Seattle Genetics, Inc. (A)	3,252	540,710
Vertex Pharmaceuticals, Inc. (A)	5,417	1,473,424
Health care equipment and supplies – 3.8%
Abbott Laboratories	40,308	4,056,597
ABIOMED, Inc. (A)	1,337	401,020
Align Technology, Inc. (A)	3,106	912,605
Baxter International, Inc.	15,891	1,372,665
Becton, Dickinson and Company	6,540	1,839,964
Boston Scientific Corp. (A)	34,533	1,331,938
Danaher Corp.	13,562	2,763,936
Dentsply Sirona, Inc.	12,196	543,942
DexCom, Inc. (A)	1,887	821,864
Edwards Lifesciences Corp. (A)	17,495	1,371,783
Globus Medical, Inc., Class A (A)	1,728	83,255
Haemonetics Corp. (A)	1,074	94,147
Hill-Rom Holdings, Inc.	3,056	297,104
Hologic, Inc. (A)	18,662	1,302,234
IDEXX Laboratories, Inc. (A)	4,990	1,984,773
Insulet Corp. (A)	1,449	294,669
Intuitive Surgical, Inc. (A)	2,210	1,514,822
Masimo Corp. (A)	1,365	300,464
Medtronic PLC	26,364	2,543,599
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Novocure, Ltd. (A)	1,106	$83,824
Penumbra, Inc. (A)	257	57,031
ResMed, Inc.	7,774	1,574,313
STERIS PLC	4,431	707,321
Stryker Corp.	8,572	1,656,968
Teleflex, Inc.	2,148	801,419
The Cooper Companies, Inc.	2,445	691,764
Varian Medical Systems, Inc. (A)	5,923	845,331
West Pharmaceutical Services, Inc.	3,372	906,630
Zimmer Biomet Holdings, Inc.	10,922	1,472,941
Health care providers and services – 3.3%
Amedisys, Inc. (A)	367	85,937
AmerisourceBergen Corp.	10,069	1,008,813
Anthem, Inc.	8,312	2,275,826
Cardinal Health, Inc.	17,720	967,866
Centene Corp. (A)	24,478	1,597,190
Chemed Corp.	401	197,368
Cigna Corp.	12,642	2,183,147
CVS Health Corp.	35,301	2,221,845
DaVita, Inc. (A)	10,022	875,823
Encompass Health Corp.	3,760	255,981
Guardant Health, Inc. (A)	728	62,011
HCA Healthcare, Inc.	7,095	898,511
Henry Schein, Inc. (A)	11,382	782,285
Humana, Inc.	5,310	2,083,910
Laboratory Corp. of America Holdings (A)	8,253	1,592,169
McKesson Corp.	11,516	1,729,243
Molina Healthcare, Inc. (A)	3,125	577,188
Quest Diagnostics, Inc.	13,598	1,727,898
UnitedHealth Group, Inc.	22,852	6,919,129
Universal Health Services, Inc., Class B	7,756	852,384
Health care technology – 0.3%
Cerner Corp.	18,893	1,312,119
Teladoc Health, Inc. (A)	631	149,945
Veeva Systems, Inc., Class A (A)	3,920	1,037,114
Life sciences tools and services – 1.6%
Agilent Technologies, Inc.	18,657	1,797,229
Avantor, Inc. (A)	6,550	144,624
Bio-Rad Laboratories, Inc., Class A (A)	1,040	545,886
Bio-Techne Corp.	1,129	310,656
Bruker Corp.	3,026	135,020
Charles River Laboratories International, Inc. (A)	2,206	438,972
Illumina, Inc. (A)	3,976	1,519,468
IQVIA Holdings, Inc. (A)	8,831	1,398,742
Mettler-Toledo International, Inc. (A)	1,593	1,489,455
PerkinElmer, Inc.	5,837	694,078
PPD, Inc. (A)	526	15,449
PRA Health Sciences, Inc. (A)	2,379	253,506
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Syneos Health, Inc. (A)	1,201	$74,930
Thermo Fisher Scientific, Inc.	8,709	3,605,091
Waters Corp. (A)	4,792	1,021,415
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Company	42,570	2,497,156
Catalent, Inc. (A)	7,658	668,850
Elanco Animal Health, Inc. (A)	13,588	321,084
Eli Lilly & Company	17,554	2,638,191
Horizon Therapeutics PLC (A)	3,176	194,339
Jazz Pharmaceuticals PLC (A)	3,254	352,246
Johnson & Johnson	57,062	8,317,357
Merck & Company, Inc.	57,786	4,636,749
Mylan NV (A)	27,062	435,969
Perrigo Company PLC	6,656	352,901
Pfizer, Inc.	130,173	5,009,057
Reata Pharmaceuticals, Inc., Class A (A)(B)	174	25,700
Zoetis, Inc.	13,475	2,043,888
Industrials – 10.9%		94,226,850
Aerospace and defense – 1.5%
BWX Technologies, Inc.	1,570	85,596
Curtiss-Wright Corp.	952	84,842
General Dynamics Corp.	6,816	1,000,180
HEICO Corp.	1,449	139,278
HEICO Corp., Class A	2,769	211,967
Hexcel Corp.	3,199	119,323
Howmet Aerospace, Inc.	23,404	345,911
Huntington Ingalls Industries, Inc.	2,726	473,533
L3Harris Technologies, Inc.	6,281	1,057,281
Lockheed Martin Corp.	5,529	2,095,325
Northrop Grumman Corp.	4,097	1,331,566
Raytheon Technologies Corp.	42,386	2,402,438
Spirit AeroSystems Holdings, Inc., Class A	7,132	139,573
Teledyne Technologies, Inc. (A)	1,369	419,872
Textron, Inc.	16,789	586,608
The Boeing Company	9,954	1,572,732
TransDigm Group, Inc.	1,687	728,075
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	9,272	868,972
Expeditors International of Washington, Inc.	10,873	918,877
FedEx Corp.	7,471	1,258,116
United Parcel Service, Inc., Class B	13,636	1,946,675
XPO Logistics, Inc. (A)	5,809	435,791
Airlines – 0.4%
Alaska Air Group, Inc.	8,702	299,697
American Airlines Group, Inc. (B)	25,137	279,523
Delta Air Lines, Inc.	30,257	755,517
Southwest Airlines Company	30,212	933,249
United Airlines Holdings, Inc. (A)	24,290	762,220
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products – 0.8%
Allegion PLC	6,670	$663,398
AO Smith Corp.	6,651	320,179
Carrier Global Corp.	21,474	584,952
Fortune Brands Home & Security, Inc.	8,305	635,333
Johnson Controls International PLC	32,533	1,251,870
Lennox International, Inc.	1,996	535,207
Masco Corp.	14,990	856,828
Owens Corning	7,552	456,669
Trane Technologies PLC	13,869	1,551,525
Trex Company, Inc. (A)	732	101,990
Commercial services and supplies – 0.8%
Cintas Corp.	5,992	1,808,805
Copart, Inc. (A)	11,071	1,032,371
IAA, Inc. (A)	6,450	279,608
Republic Services, Inc.	19,138	1,669,791
Rollins, Inc.	7,581	397,244
Waste Management, Inc.	17,078	1,871,749
Construction and engineering – 0.1%
AECOM (A)	3,882	140,490
Jacobs Engineering Group, Inc.	7,197	614,264
Quanta Services, Inc.	1,974	78,901
Electrical equipment – 0.8%
AMETEK, Inc.	13,607	1,268,853
Eaton Corp. PLC	15,416	1,435,692
Emerson Electric Company	20,596	1,277,158
Generac Holdings, Inc. (A)	914	144,028
Hubbell, Inc.	3,318	447,830
Rockwell Automation, Inc.	8,009	1,747,083
Sensata Technologies Holding PLC (A)	10,079	382,800
Industrial conglomerates – 0.8%
3M Company	12,974	1,952,198
Carlisle Companies, Inc.	4,030	479,892
General Electric Company	157,109	953,652
Honeywell International, Inc.	16,005	2,390,667
Roper Technologies, Inc.	3,461	1,496,709
Machinery – 2.6%
Allison Transmission Holdings, Inc.	8,422	314,646
Caterpillar, Inc.	15,084	2,004,362
Cummins, Inc.	9,054	1,749,776
Deere & Company	12,733	2,244,955
Donaldson Company, Inc.	7,884	381,113
Dover Corp.	11,420	1,175,461
Flowserve Corp.	9,287	258,829
Fortive Corp.	14,745	1,034,952
Graco, Inc.	7,798	415,166
IDEX Corp.	4,283	705,924
Illinois Tool Works, Inc.	10,469	1,936,660
Ingersoll Rand, Inc. (A)	12,162	384,198
Lincoln Electric Holdings, Inc.	3,530	319,077
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Nordson Corp.	2,623	$507,891
Otis Worldwide Corp.	10,707	671,757
PACCAR, Inc.	25,275	2,150,397
Parker-Hannifin Corp.	8,994	1,609,206
Pentair PLC	9,816	420,616
Snap-on, Inc.	3,590	523,673
Stanley Black & Decker, Inc.	9,708	1,488,431
The Middleby Corp. (A)	3,049	253,250
The Toro Company	5,295	377,798
Wabtec Corp.	6,516	405,230
Woodward, Inc.	1,614	120,953
Xylem, Inc.	9,181	670,029
Professional services – 0.7%
CoStar Group, Inc. (A)	1,393	1,183,716
Equifax, Inc.	6,805	1,106,221
IHS Markit, Ltd.	12,516	1,010,417
Nielsen Holdings PLC	13,501	194,819
Robert Half International, Inc.	7,835	398,566
TransUnion	9,143	818,939
Verisk Analytics, Inc.	8,646	1,631,587
Road and rail – 1.3%
AMERCO	558	177,293
CSX Corp.	23,576	1,681,912
J.B. Hunt Transport Services, Inc.	7,337	949,408
Kansas City Southern	6,661	1,144,693
Knight-Swift Transportation Holdings, Inc. (B)	3,142	136,646
Lyft, Inc., Class A (A)(B)	410	11,984
Norfolk Southern Corp.	11,700	2,248,857
Old Dominion Freight Line, Inc.	5,599	1,023,609
Uber Technologies, Inc. (A)	9,015	272,794
Union Pacific Corp.	19,278	3,341,841
Trading companies and distributors – 0.5%
Fastenal Company	33,221	1,562,716
HD Supply Holdings, Inc. (A)	10,638	373,394
United Rentals, Inc. (A)	6,485	1,007,574
W.W. Grainger, Inc.	4,101	1,400,615
Watsco, Inc.	1,459	344,426
Information technology – 24.2%		208,894,429
Communications equipment – 0.9%
Arista Networks, Inc. (A)	2,034	528,372
Ciena Corp. (A)	4,957	294,991
Cisco Systems, Inc.	102,539	4,829,587
F5 Networks, Inc. (A)	3,971	539,659
Juniper Networks, Inc.	23,543	597,521
Lumentum Holdings, Inc. (A)	1,032	95,801
Motorola Solutions, Inc.	8,630	1,206,474
Ubiquiti, Inc.	538	99,691
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	20,868	$2,207,000
Arrow Electronics, Inc. (A)	6,843	490,096
CDW Corp.	8,128	944,880
Cognex Corp.	5,543	370,660
Corning, Inc.	53,068	1,645,108
Dolby Laboratories, Inc., Class A	2,945	204,972
Flex, Ltd. (A)	47,248	542,880
FLIR Systems, Inc.	6,037	251,501
IPG Photonics Corp. (A)	1,643	294,113
Keysight Technologies, Inc. (A)	9,899	988,811
National Instruments Corp.	4,316	153,218
SYNNEX Corp.	686	85,572
TE Connectivity, Ltd.	17,052	1,518,822
Trimble, Inc. (A)	13,486	600,262
Zebra Technologies Corp., Class A (A)	2,613	733,600
IT services – 5.2%
Accenture PLC, Class A	15,061	3,385,412
Akamai Technologies, Inc. (A)	10,520	1,182,869
Amdocs, Ltd.	11,001	683,162
Automatic Data Processing, Inc.	10,165	1,351,030
Black Knight, Inc. (A)	6,295	471,621
Booz Allen Hamilton Holding Corp.	6,867	561,446
Broadridge Financial Solutions, Inc.	6,589	885,166
CACI International, Inc., Class A (A)	671	139,447
Cognizant Technology Solutions Corp., Class A	19,347	1,321,787
DXC Technology Company	13,843	247,928
EPAM Systems, Inc. (A)	1,914	555,213
Euronet Worldwide, Inc. (A)	1,786	171,706
Fidelity National Information Services, Inc.	13,492	1,974,015
Fiserv, Inc. (A)	10,673	1,065,059
FleetCor Technologies, Inc. (A)	4,828	1,248,376
Gartner, Inc. (A)	4,409	549,538
Genpact, Ltd.	7,809	310,954
Global Payments, Inc.	9,844	1,752,429
GoDaddy, Inc., Class A (A)	4,560	320,477
IBM Corp.	23,024	2,830,571
Jack Henry & Associates, Inc.	4,389	782,559
Leidos Holdings, Inc.	8,116	772,319
Mastercard, Inc., Class A	19,346	5,968,821
MongoDB, Inc. (A)	635	145,466
Okta, Inc. (A)	2,139	472,676
Paychex, Inc.	17,780	1,278,738
PayPal Holdings, Inc. (A)	20,715	4,061,590
Square, Inc., Class A (A)	4,879	633,538
The Western Union Company	27,263	661,946
Twilio, Inc., Class A (A)	3,927	1,089,428
VeriSign, Inc. (A)	5,235	1,108,145
Visa, Inc., Class A	34,589	6,585,746
WEX, Inc. (A)	1,733	274,455
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment – 4.8%
Advanced Micro Devices, Inc. (A)	23,712	$1,836,020
Analog Devices, Inc.	15,231	1,749,280
Applied Materials, Inc.	34,865	2,242,865
Broadcom, Inc.	8,630	2,733,553
Enphase Energy, Inc. (A)	1,044	63,016
Entegris, Inc.	4,030	289,797
First Solar, Inc. (A)	1,760	104,808
Intel Corp.	111,487	5,321,275
KLA Corp.	8,780	1,754,507
Lam Research Corp.	8,576	3,234,524
Marvell Technology Group, Ltd.	33,034	1,204,750
Maxim Integrated Products, Inc.	17,804	1,212,274
Microchip Technology, Inc.	12,983	1,320,761
Micron Technology, Inc. (A)	46,661	2,335,616
MKS Instruments, Inc.	872	111,128
Monolithic Power Systems, Inc.	1,248	330,732
NVIDIA Corp.	9,385	3,984,777
ON Semiconductor Corp. (A)	24,223	498,994
Qorvo, Inc. (A)	6,586	843,996
QUALCOMM, Inc.	30,580	3,229,554
Skyworks Solutions, Inc.	11,419	1,662,378
SolarEdge Technologies, Inc. (A)	664	116,266
Teradyne, Inc.	9,793	871,185
Texas Instruments, Inc.	23,082	2,944,109
Universal Display Corp.	972	169,565
Xilinx, Inc.	8,744	938,668
Software – 7.2%
Adobe, Inc. (A)	7,603	3,378,165
Alteryx, Inc., Class A (A)(B)	704	123,545
Anaplan, Inc. (A)	1,548	70,295
ANSYS, Inc. (A)	4,397	1,365,708
Aspen Technology, Inc. (A)	2,389	232,354
Atlassian Corp. PLC, Class A (A)	2,462	434,912
Autodesk, Inc. (A)	5,030	1,189,243
Avalara, Inc. (A)	962	129,341
Cadence Design Systems, Inc. (A)	14,707	1,606,740
CDK Global, Inc.	6,926	314,856
Ceridian HCM Holding, Inc. (A)	2,382	186,487
Citrix Systems, Inc.	8,840	1,261,998
Coupa Software, Inc. (A)	1,092	334,643
Crowdstrike Holdings, Inc., Class A (A)	988	111,842
DocuSign, Inc. (A)	2,370	513,887
Dropbox, Inc., Class A (A)	3,914	89,044
Dynatrace, Inc. (A)	1,026	42,918
Elastic NV (A)	674	64,832
Fair Isaac Corp. (A)	1,079	473,886
Fortinet, Inc. (A)	4,858	671,861
Guidewire Software, Inc. (A)	3,287	386,748
HubSpot, Inc. (A)	898	210,680
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Intuit, Inc.	6,154	$1,885,401
Microsoft Corp.	144,333	29,589,708
NortonLifeLock, Inc.	40,798	875,117
Nuance Communications, Inc. (A)	4,455	121,844
Oracle Corp.	73,127	4,054,892
Palo Alto Networks, Inc. (A)	2,681	686,122
Paycom Software, Inc. (A)	1,719	488,832
Paylocity Holding Corp. (A)	629	83,783
Pegasystems, Inc.	698	81,589
Proofpoint, Inc. (A)	1,485	171,770
PTC, Inc. (A)	3,587	306,904
RealPage, Inc. (A)	2,333	147,002
RingCentral, Inc., Class A (A)	1,528	443,533
salesforce.com, Inc. (A)	12,870	2,507,720
ServiceNow, Inc. (A)	4,093	1,797,646
Slack Technologies, Inc., Class A (A)(B)	2,997	88,561
Smartsheet, Inc., Class A (A)	1,843	87,985
SolarWinds Corp. (A)	701	12,870
Splunk, Inc. (A)	4,662	978,181
SS&C Technologies Holdings, Inc.	12,170	699,775
Synopsys, Inc. (A)	8,416	1,676,636
The Trade Desk, Inc., Class A (A)	841	379,560
Tyler Technologies, Inc. (A)	1,603	572,672
VMware, Inc., Class A (A)	2,007	281,401
Workday, Inc., Class A (A)	3,340	604,273
Zendesk, Inc. (A)	2,380	216,937
Zoom Video Communications, Inc., Class A (A)	1,008	255,941
Zscaler, Inc. (A)	699	90,765
Technology hardware, storage and peripherals – 4.8%
Apple, Inc.	85,889	36,506,247
Dell Technologies, Inc., Class C (A)	5,173	309,501
Hewlett Packard Enterprise Company	69,489	685,856
HP, Inc.	48,167	846,776
NetApp, Inc.	17,531	776,623
Seagate Technology PLC	23,064	1,042,954
Western Digital Corp.	21,229	914,970
Xerox Holdings Corp.	15,524	258,475
Materials – 3.5%		30,165,004
Chemicals – 2.0%
Air Products & Chemicals, Inc.	6,752	1,935,326
Albemarle Corp.	5,964	491,791
Axalta Coating Systems, Ltd. (A)	12,862	285,536
Celanese Corp.	9,270	901,044
CF Industries Holdings, Inc.	17,040	533,863
Corteva, Inc.	26,183	747,786
Dow, Inc.	16,822	690,711
DuPont de Nemours, Inc.	12,252	655,237
Eastman Chemical Company	11,112	829,289
Ecolab, Inc.	7,663	1,433,594
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
FMC Corp.	7,913	$839,174
International Flavors & Fragrances, Inc.	5,048	635,796
Linde PLC	9,245	2,266,042
LyondellBasell Industries NV, Class A	10,646	665,588
PPG Industries, Inc.	13,244	1,425,717
RPM International, Inc.	7,965	649,864
The Mosaic Company	20,011	269,548
The Scotts Miracle-Gro Company	905	143,506
The Sherwin-Williams Company	2,909	1,884,799
Westlake Chemical Corp.	2,209	120,391
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,434	711,456
Vulcan Materials Company	7,196	844,954
Containers and packaging – 0.7%
Amcor PLC	40,242	414,493
AptarGroup, Inc.	3,142	361,958
Avery Dennison Corp.	4,665	528,731
Ball Corp.	20,534	1,511,918
Berry Global Group, Inc. (A)	6,569	328,384
Crown Holdings, Inc. (A)	8,418	602,560
International Paper Company	30,116	1,047,736
Packaging Corp. of America	6,884	661,690
Sonoco Products Company	2,806	145,182
Westrock Company	13,015	349,583
Metals and mining – 0.6%
Arconic Corp. (A)	5,683	92,576
Freeport-McMoRan, Inc.	84,730	1,094,712
Newmont Corp.	27,870	1,928,604
Nucor Corp.	20,907	877,049
Reliance Steel & Aluminum Company	4,732	464,966
Royal Gold, Inc.	1,854	259,430
Southern Copper Corp.	3,594	157,094
Steel Dynamics, Inc.	13,766	377,326
Real estate – 3.2%		27,906,819
Equity real estate investment trusts – 3.1%
Alexandria Real Estate Equities, Inc.	4,313	765,773
American Campus Communities, Inc.	5,001	178,236
American Homes 4 Rent, Class A	9,096	263,784
American Tower Corp.	8,056	2,105,758
Americold Realty Trust	3,576	144,292
Apartment Investment & Management Company, Class A	6,339	246,080
AvalonBay Communities, Inc.	5,608	858,697
Boston Properties, Inc.	6,250	556,813
Brixmor Property Group, Inc.	5,384	61,970
Camden Property Trust	3,798	344,896
CoreSite Realty Corp.	397	51,233
Crown Castle International Corp.	8,656	1,442,955
CubeSmart	4,483	133,011
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
CyrusOne, Inc.	2,605	$217,309
Digital Realty Trust, Inc.	7,866	1,262,808
Douglas Emmett, Inc.	6,226	181,426
Duke Realty Corp.	14,499	582,715
Equinix, Inc.	1,890	1,484,557
Equity LifeStyle Properties, Inc.	6,644	453,918
Equity Residential	12,341	661,848
Essex Property Trust, Inc.	2,692	594,232
Extra Space Storage, Inc.	5,059	522,797
Federal Realty Investment Trust	2,988	227,984
Gaming and Leisure Properties, Inc.	7,803	282,547
Healthcare Trust of America, Inc., Class A	6,180	170,630
Healthpeak Properties, Inc.	19,691	537,367
Host Hotels & Resorts, Inc.	30,273	326,343
Invitation Homes, Inc.	13,106	390,821
Iron Mountain, Inc.	11,192	315,502
Kilroy Realty Corp.	4,006	233,430
Kimco Realty Corp.	16,973	189,249
Lamar Advertising Company, Class A	3,325	218,552
Medical Properties Trust, Inc.	10,922	219,860
MGM Growth Properties LLC, Class A	3,347	91,507
Mid-America Apartment Communities, Inc.	4,362	519,907
National Retail Properties, Inc.	6,338	224,682
Omega Healthcare Investors, Inc.	8,396	271,862
Prologis, Inc.	15,351	1,618,302
Public Storage	3,139	627,423
Realty Income Corp.	12,223	733,991
Regency Centers Corp.	5,824	238,959
SBA Communications Corp.	3,477	1,083,225
Simon Property Group, Inc.	5,992	373,601
SL Green Realty Corp.	3,918	182,187
STORE Capital Corp.	5,659	134,062
Sun Communities, Inc.	3,160	473,779
UDR, Inc.	11,485	415,757
Ventas, Inc.	14,081	540,147
VEREIT, Inc.	38,965	253,662
VICI Properties, Inc.	12,554	272,547
Vornado Realty Trust	7,191	248,233
Welltower, Inc.	12,571	673,303
Weyerhaeuser Company	39,897	1,109,536
WP Carey, Inc.	5,717	408,022
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	20,152	882,859
Jones Lang LaSalle, Inc.	3,052	301,873
Utilities – 4.3%		36,942,340
Electric utilities – 2.4%
Alliant Energy Corp.	13,859	746,307
American Electric Power Company, Inc.	21,203	1,842,117
Avangrid, Inc.	2,627	130,798
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Duke Energy Corp.	15,883	$1,345,925
Edison International	24,479	1,362,746
Entergy Corp.	14,136	1,486,118
Evergy, Inc.	15,575	1,009,727
Eversource Energy	18,791	1,692,505
Exelon Corp.	42,283	1,632,547
FirstEnergy Corp.	28,893	837,897
IDACORP, Inc.	749	69,844
NextEra Energy, Inc.	8,906	2,499,914
NRG Energy, Inc.	11,253	380,464
OGE Energy Corp.	13,168	433,227
Pinnacle West Capital Corp.	8,312	690,561
PPL Corp.	49,963	1,330,015
The Southern Company	27,488	1,501,120
Xcel Energy, Inc.	23,333	1,610,910
Gas utilities – 0.1%
Atmos Energy Corp.	5,929	628,415
UGI Corp.	11,768	392,345
Independent power and renewable electricity producers – 0.1%
The AES Corp.	47,509	723,562
Vistra Corp.	18,404	343,419
Multi-utilities – 1.5%
Ameren Corp.	17,765	1,425,464
CenterPoint Energy, Inc.	34,286	651,777
CMS Energy Corp.	16,209	1,040,294
Consolidated Edison, Inc.	22,313	1,714,308
Dominion Energy, Inc.	17,642	1,429,531
DTE Energy Company	12,316	1,424,099
MDU Resources Group, Inc.	8,887	186,449
NiSource, Inc.	26,646	651,495
Public Service Enterprise Group, Inc.	31,053	1,737,105
Sempra Energy	7,015	873,087
WEC Energy Group, Inc.	15,754	1,500,726
Water utilities – 0.2%
American Water Works Company, Inc.	8,963	1,319,981
Essential Utilities, Inc.	6,561	297,541

WARRANTS – 0.0%		$16,354
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-20; Strike Price: $22.00) (A)	2,920	16,354

SHORT-TERM INVESTMENTS – 0.2%		$2,080,960
(Cost $2,081,004)
Short-term funds – 0.2%		2,080,960
John Hancock Collateral Trust, 0.3334% (C)(D)	146,476	1,466,331
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	614,629	$614,629
Total investments (Multifactor Large Cap ETF) (Cost $764,758,739) 100.2%		$865,062,086
Other assets and liabilities, net (0.2%)		(1,632,376)
Total net assets 100.0%		$863,429,710

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $1,426,553.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$20,448,810
(Cost $20,271,777)
Energy – 0.1%		15,216
Energy equipment and services – 0.1%
ChampionX Corp. (A)	1,600	15,216
Industrials – 3.0%		624,874
Aerospace and defense – 1.1%
Howmet Aerospace, Inc.	15,664	231,514
Building products – 1.5%
Owens Corning	5,013	303,136
Machinery – 0.4%
RBC Bearings, Inc. (A)	737	90,224
Materials – 96.1%		19,660,349
Chemicals – 52.7%
Air Products & Chemicals, Inc.	3,530	1,011,804
Albemarle Corp.	3,579	295,124
Ashland Global Holdings, Inc.	2,292	173,000
Axalta Coating Systems, Ltd. (A)	8,522	189,188
Celanese Corp.	4,498	437,206
CF Industries Holdings, Inc.	8,328	260,916
Dow, Inc.	14,192	582,724
DuPont de Nemours, Inc.	6,256	334,571
Eastman Chemical Company	6,208	463,303
Ecolab, Inc.	3,720	695,938
FMC Corp.	4,844	513,706
Huntsman Corp.	9,243	170,996
International Flavors & Fragrances, Inc.	3,589	452,035
Linde PLC	5,709	1,399,333
LyondellBasell Industries NV, Class A	11,191	699,659
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
NewMarket Corp.	333	$124,812
PPG Industries, Inc.	9,240	994,686
RPM International, Inc.	4,327	353,040
The Mosaic Company	12,835	172,887
The Scotts Miracle-Gro Company	1,298	205,824
The Sherwin-Williams Company	1,411	914,215
Valvoline, Inc.	5,772	118,441
W.R. Grace & Company	2,460	113,480
Westlake Chemical Corp.	1,782	97,119
Construction materials – 4.5%
Martin Marietta Materials, Inc.	2,019	418,296
Vulcan Materials Company	4,268	501,149
Containers and packaging – 22.2%
Amcor PLC	52,822	544,067
AptarGroup, Inc.	2,252	259,430
Ardagh Group SA	489	6,655
Avery Dennison Corp.	2,978	337,527
Ball Corp.	10,029	738,435
Berry Global Group, Inc. (A)	6,617	330,784
Crown Holdings, Inc. (A)	5,654	404,713
Graphic Packaging Holding Company	13,303	185,444
International Paper Company	18,333	637,805
Packaging Corp. of America	4,577	439,941
Sealed Air Corp.	4,475	159,668
Sonoco Products Company	4,460	230,760
Westrock Company	10,238	274,993
Metals and mining – 16.7%
Arconic Corp. (A)	3,945	64,264
Freeport-McMoRan, Inc.	49,233	636,090
Newmont Corp.	16,098	1,113,982
Nucor Corp.	14,668	615,323
Reliance Steel & Aluminum Company	2,787	273,851
Royal Gold, Inc.	2,016	282,099
Southern Copper Corp.	3,117	136,244
Steel Dynamics, Inc.	10,756	294,822
Utilities – 0.7%		148,371
Multi-utilities – 0.7%
MDU Resources Group, Inc.	7,072	148,371

SHORT-TERM INVESTMENTS – 0.1%		$13,394
(Cost $13,394)
Short-term funds – 0.1%		13,394
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (B)	13,394	13,394
Total investments (Multifactor Materials ETF) (Cost $20,285,171) 100.0%		$20,462,204
Other assets and liabilities, net (0.0%)		(1,718)
Total net assets 100.0%		$20,460,486

MULTIFACTOR MATERIALS ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-20.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$27,300,265
(Cost $24,578,769)
Communication services – 98.5%		26,884,349
Diversified telecommunication services – 14.1%
AT&T, Inc.	41,870	1,238,515
CenturyLink, Inc.	78,668	759,146
GCI Liberty, Inc., Class A (A)	3,585	281,028
Verizon Communications, Inc.	27,236	1,565,525
Entertainment – 26.4%
Activision Blizzard, Inc.	12,576	1,039,155
Electronic Arts, Inc. (A)	4,222	597,920
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,006	33,289
Liberty Media Corp.-Liberty Formula One, Series C (A)	7,231	256,267
Live Nation Entertainment, Inc. (A)	4,925	230,539
Netflix, Inc. (A)	3,998	1,954,542
Spotify Technology SA (A)	3,132	807,491
Take-Two Interactive Software, Inc. (A)	3,957	649,027
The Walt Disney Company	10,860	1,269,968
World Wrestling Entertainment, Inc., Class A	1,461	68,097
Zynga, Inc., Class A (A)	31,828	312,869
Interactive media and services – 24.1%
Alphabet, Inc., Class A (A)	554	824,324
Alphabet, Inc., Class C (A)	548	812,662
ANGI Homeservices, Inc., Class A (A)	1,690	26,685
Facebook, Inc., Class A (A)	7,666	1,944,634
InterActiveCorp (A)	1,631	215,977
Match Group, Inc. (A)	5,688	584,158
Pinterest, Inc., Class A (A)	7,909	271,200
Snap, Inc., Class A (A)	21,954	492,209
Twitter, Inc. (A)	27,567	1,003,439
Zillow Group, Inc., Class A (A)	1,569	106,833
Zillow Group, Inc., Class C (A)	4,292	293,530
Media – 30.6%
Altice USA, Inc., Class A (A)	12,282	331,491
Cable One, Inc.	199	362,689
Charter Communications, Inc., Class A (A)	2,297	1,332,260
Comcast Corp., Class A	36,485	1,561,558
Discovery, Inc., Series A (A)	5,497	115,987
Discovery, Inc., Series C (A)	10,334	195,829
DISH Network Corp., Class A (A)	9,809	314,967
Fox Corp., Class A	12,950	333,722
Fox Corp., Class B	6,292	162,145
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp., Series A (A)	883	$119,214
Liberty Broadband Corp., Series C (A)	5,703	782,851
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	3,196	111,189
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	6,450	225,686
News Corp., Class A	14,035	178,525
News Corp., Class B	4,708	60,074
Nexstar Media Group, Inc., Class A	2,814	246,647
Omnicom Group, Inc.	9,829	528,112
Sirius XM Holdings, Inc.	35,528	208,905
The Interpublic Group of Companies, Inc.	23,864	430,745
The New York Times Company, Class A (B)	3,597	165,966
ViacomCBS, Inc., Class A (B)	351	9,737
ViacomCBS, Inc., Class B	21,620	563,633
Wireless telecommunication services – 3.3%
T-Mobile US, Inc. (A)	8,413	903,388
Information technology – 1.5%		415,916
Communications equipment – 0.5%
EchoStar Corp., Class A (A)	1,884	51,433
ViaSat, Inc. (A)	2,375	90,155
Software – 1.0%
Dynatrace, Inc. (A)	2,718	113,694
Slack Technologies, Inc., Class A (A)(B)	5,436	160,634

SHORT-TERM INVESTMENTS – 1.1%		$313,270
(Cost $313,271)
Short-term funds – 1.1%		313,270
John Hancock Collateral Trust, 0.3334% (C)(D)	30,394	304,261

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	9,009	9,009
Total investments (Multifactor Media and Communications ETF) (Cost $24,892,040) 101.1%		$27,613,535
Other assets and liabilities, net (1.1%)		(300,116)
Total net assets 100.0%		$27,313,419

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $301,736.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$1,515,933,539
(Cost $1,445,695,901)
Communication services – 3.6%		54,305,191
Diversified telecommunication services – 0.3%
CenturyLink, Inc.	277,472	2,677,605
GCI Liberty, Inc., Class A (A)	26,754	2,097,246
Entertainment – 0.8%
Liberty Media Corp.-Liberty Formula One, Series A (A)	6,244	206,614
Liberty Media Corp.-Liberty Formula One, Series C (A)	63,291	2,243,033
Live Nation Entertainment, Inc. (A)	31,438	1,471,613
Madison Square Garden Entertainment Corp. (A)	6,865	486,454
Madison Square Garden Sports Corp. (A)	6,784	1,042,633
Roku, Inc. (A)	8,455	1,309,595
Take-Two Interactive Software, Inc. (A)	22,379	3,670,604
Zynga, Inc., Class A (A)	192,586	1,893,120
Interactive media and services – 0.7%
InterActiveCorp (A)	14,636	1,938,099
Match Group, Inc. (A)	44,785	4,599,420
Pinterest, Inc., Class A (A)	28,459	975,859
Zillow Group, Inc., Class A (A)	8,721	593,813
Zillow Group, Inc., Class C (A)	26,562	1,816,575
Media – 1.8%
Altice USA, Inc., Class A (A)	64,145	1,731,274
Cable One, Inc.	1,502	2,737,485
Discovery, Inc., Series A (A)(B)	27,062	571,008
Discovery, Inc., Series C (A)	71,444	1,353,864
DISH Network Corp., Class A (A)	51,564	1,655,720
Fox Corp., Class A	43,088	1,110,378
Fox Corp., Class B	20,193	520,374
Liberty Broadband Corp., Series A (A)	4,792	646,968
Liberty Broadband Corp., Series C (A)	21,356	2,931,538
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	23,688	824,106
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	32,523	1,137,980
News Corp., Class A	145,593	1,851,943
News Corp., Class B	42,758	545,592
Nexstar Media Group, Inc., Class A	17,249	1,511,875
Omnicom Group, Inc.	47,834	2,570,121
The Interpublic Group of Companies, Inc.	151,452	2,733,709
The New York Times Company, Class A	32,285	1,489,630
ViacomCBS, Inc., Class A (B)	438	12,150
ViacomCBS, Inc., Class B	51,676	1,347,193
Consumer discretionary – 11.5%		174,103,449
Auto components – 0.9%
Aptiv PLC	36,445	2,833,599
Autoliv, Inc.	36,107	2,348,038
BorgWarner, Inc.	71,620	2,621,292
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Auto components (continued)
Gentex Corp.	97,314	$2,626,505
Lear Corp.	26,197	2,891,625
Automobiles – 0.2%
Harley-Davidson, Inc.	69,188	1,800,964
Thor Industries, Inc.	9,645	1,099,434
Distributors – 0.6%
Genuine Parts Company	37,539	3,384,141
LKQ Corp. (A)	98,073	2,764,678
Pool Corp.	12,231	3,873,558
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	14,210	1,523,880
Chegg, Inc. (A)	17,809	1,441,995
Grand Canyon Education, Inc. (A)	11,342	1,006,489
H&R Block, Inc.	62,999	913,486
Service Corp. International	81,674	3,541,385
ServiceMaster Global Holdings, Inc. (A)	44,753	1,829,950
Hotels, restaurants and leisure – 1.8%
Aramark	92,315	1,949,693
Chipotle Mexican Grill, Inc. (A)	4,544	5,249,047
Choice Hotels International, Inc.	8,108	681,396
Churchill Downs, Inc.	8,014	1,110,099
Darden Restaurants, Inc.	32,346	2,455,061
Domino's Pizza, Inc.	8,551	3,305,902
Dunkin' Brands Group, Inc.	28,863	1,983,754
Hyatt Hotels Corp., Class A (B)	11,760	564,480
Marriott Vacations Worldwide Corp.	9,077	768,459
MGM Resorts International	97,817	1,573,876
Norwegian Cruise Line Holdings, Ltd. (A)	49,190	670,952
Planet Fitness, Inc., Class A (A)	18,443	962,725
The Wendy's Company	47,204	1,094,189
Vail Resorts, Inc.	12,494	2,399,223
Wyndham Hotels & Resorts, Inc.	29,615	1,307,798
Wynn Resorts, Ltd.	20,147	1,459,247
Household durables – 2.1%
D.R. Horton, Inc.	80,694	5,338,715
Garmin, Ltd.	24,896	2,454,497
Helen of Troy, Ltd. (A)	3,944	742,458
Leggett & Platt, Inc.	50,856	2,038,817
Lennar Corp., A Shares	57,582	4,166,058
Lennar Corp., B Shares	3,668	197,595
Mohawk Industries, Inc. (A)	16,477	1,315,688
Newell Brands, Inc.	89,361	1,465,520
NVR, Inc. (A)	1,037	4,075,566
PulteGroup, Inc.	79,996	3,487,826
Tempur Sealy International, Inc. (A)	11,441	926,149
Toll Brothers, Inc.	48,774	1,863,167
Whirlpool Corp.	26,905	4,388,744
Internet and direct marketing retail – 0.5%
Chewy, Inc., Class A (A)(B)	4,369	229,329
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Etsy, Inc. (A)	25,238	$2,987,674
Expedia Group, Inc.	25,451	2,061,786
GrubHub, Inc. (A)	16,966	1,225,624
Wayfair, Inc., Class A (A)(B)	6,068	1,614,634
Leisure products – 0.5%
Brunswick Corp.	33,102	2,217,172
Hasbro, Inc.	26,942	1,960,300
Mattel, Inc. (A)	44,976	499,683
Peloton Interactive, Inc., Class A (A)	4,434	302,487
Polaris, Inc.	21,484	2,226,387
Multiline retail – 0.5%
Dollar Tree, Inc. (A)	49,265	4,598,888
Kohl's Corp.	62,527	1,190,514
Macy's, Inc. (B)	122,866	744,568
Nordstrom, Inc. (B)	40,719	557,443
Specialty retail – 2.5%
Advance Auto Parts, Inc.	19,455	2,920,974
AutoNation, Inc. (A)	15,610	801,417
AutoZone, Inc. (A)	1,698	2,050,199
Best Buy Company, Inc.	67,739	6,746,127
Burlington Stores, Inc. (A)	18,390	3,457,320
CarMax, Inc. (A)	47,461	4,602,293
Carvana Company (A)	4,971	770,256
Five Below, Inc. (A)	12,200	1,328,702
Floor & Decor Holdings, Inc., Class A (A)	16,786	1,106,197
Foot Locker, Inc.	42,509	1,249,340
L Brands, Inc.	41,085	1,002,885
The Gap, Inc.	80,367	1,074,507
Tractor Supply Company	33,160	4,733,258
Ulta Beauty, Inc. (A)	13,252	2,557,503
Williams-Sonoma, Inc.	33,900	2,953,368
Textiles, apparel and luxury goods – 1.2%
Capri Holdings, Ltd. (A)	43,653	653,922
Carter's, Inc.	17,873	1,406,963
Columbia Sportswear Company	10,050	762,192
Deckers Outdoor Corp. (A)	8,337	1,744,517
Hanesbrands, Inc.	139,211	1,967,051
Levi Strauss & Company, Class A (B)	14,723	179,032
Lululemon Athletica, Inc. (A)	19,468	6,338,586
PVH Corp.	18,750	912,375
Ralph Lauren Corp.	15,374	1,096,166
Skechers U.S.A., Inc., Class A (A)	43,620	1,277,194
Tapestry, Inc.	49,028	655,014
Under Armour, Inc., Class A (A)	41,835	440,104
Under Armour, Inc., Class C (A)	42,337	401,778
Consumer staples – 3.6%		55,039,374
Beverages – 0.5%
Brown-Forman Corp., Class A	2,324	146,970
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Brown-Forman Corp., Class B	59,516	$4,126,839
Molson Coors Beverage Company, Class B	33,607	1,260,935
The Boston Beer Company, Inc., Class A (A)	1,739	1,409,355
Food and staples retailing – 0.5%
Casey's General Stores, Inc.	12,024	1,914,101
Performance Food Group Company (A)	29,241	819,333
The Kroger Company	106,834	3,716,755
US Foods Holding Corp. (A)	80,431	1,632,749
Food products – 1.8%
Beyond Meat, Inc. (A)	4,084	514,176
Bunge, Ltd.	48,920	2,125,085
Campbell Soup Company	35,663	1,767,815
Conagra Brands, Inc.	102,575	3,841,434
Darling Ingredients, Inc. (A)	29,202	815,612
Flowers Foods, Inc.	52,334	1,190,599
Hormel Foods Corp.	34,246	1,741,752
Ingredion, Inc.	27,207	2,353,406
Lamb Weston Holdings, Inc.	31,848	1,913,428
Lancaster Colony Corp.	5,049	800,721
McCormick & Company, Inc.	22,927	4,468,472
Pilgrim's Pride Corp. (A)	23,455	360,034
Post Holdings, Inc. (A)	25,953	2,303,069
Seaboard Corp.	86	232,480
The J.M. Smucker Company	23,242	2,541,513
Household products – 0.7%
Church & Dwight Company, Inc.	47,739	4,598,698
Reynolds Consumer Products, Inc.	6,926	235,900
The Clorox Company	25,813	6,105,033
Personal products – 0.1%
Coty, Inc., Class A	82,016	304,279
Herbalife Nutrition, Ltd. (A)	35,106	1,798,831
Energy – 1.3%		20,328,963
Energy equipment and services – 0.1%
Helmerich & Payne, Inc.	44,821	799,158
National Oilwell Varco, Inc.	60,067	691,371
TechnipFMC PLC	84,359	677,403
Oil, gas and consumable fuels – 1.2%
Apache Corp.	72,131	1,107,211
Cabot Oil & Gas Corp.	81,043	1,515,504
Cheniere Energy, Inc. (A)	33,424	1,653,820
Concho Resources, Inc.	34,268	1,800,441
Continental Resources, Inc.	12,385	214,137
Devon Energy Corp.	68,447	718,009
Diamondback Energy, Inc.	35,598	1,418,936
Hess Corp.	42,698	2,101,169
HollyFrontier Corp.	60,991	1,677,253
Marathon Oil Corp.	192,302	1,055,738
Noble Energy, Inc.	96,279	961,827
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	54,685	$1,526,258
Parsley Energy, Inc., Class A	57,205	628,111
Targa Resources Corp.	50,838	929,319
WPX Energy, Inc. (A)	142,931	853,298
Financials – 12.5%		189,123,169
Banks – 3.3%
BOK Financial Corp.	9,400	523,580
CIT Group, Inc.	55,771	1,057,976
Citizens Financial Group, Inc.	106,400	2,639,784
Comerica, Inc.	43,565	1,678,124
Commerce Bancshares, Inc.	41,956	2,402,401
Cullen/Frost Bankers, Inc.	19,103	1,376,562
East West Bancorp, Inc.	55,828	1,934,998
Fifth Third Bancorp	199,394	3,959,965
First Citizens BancShares, Inc., Class A	2,040	868,775
First Financial Bankshares, Inc.	32,106	960,612
First Horizon National Corp.	104,565	969,318
First Republic Bank	35,435	3,985,729
Huntington Bancshares, Inc.	283,070	2,624,059
KeyCorp	250,228	3,005,238
M&T Bank Corp.	25,043	2,653,306
PacWest Bancorp	43,602	796,827
People's United Financial, Inc.	128,350	1,384,897
Pinnacle Financial Partners, Inc.	19,750	782,495
Popular, Inc.	35,519	1,318,110
Prosperity Bancshares, Inc.	23,401	1,300,160
Regions Financial Corp.	290,865	3,158,794
Signature Bank	18,076	1,853,332
SVB Financial Group (A)	12,881	2,888,822
Synovus Financial Corp.	52,506	1,057,996
TCF Financial Corp.	46,197	1,269,956
Western Alliance Bancorp	34,150	1,227,693
Zions Bancorp NA	67,360	2,187,179
Capital markets – 3.2%
Ameriprise Financial, Inc.	30,179	4,636,400
Ares Management Corp., Class A	19,983	798,121
Cboe Global Markets, Inc.	20,501	1,797,938
E*TRADE Financial Corp.	67,428	3,423,320
Eaton Vance Corp.	51,205	1,850,549
FactSet Research Systems, Inc.	10,648	3,687,402
Franklin Resources, Inc.	49,523	1,042,459
Invesco, Ltd.	115,797	1,162,602
Janus Henderson Group PLC	26,193	547,172
Lazard, Ltd., Class A	34,533	1,012,508
Legg Mason, Inc.	12,177	608,728
LPL Financial Holdings, Inc.	24,300	1,920,186
MarketAxess Holdings, Inc.	10,275	5,309,093
Morningstar, Inc.	5,650	949,426
MSCI, Inc.	17,101	6,429,634
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Nasdaq, Inc.	29,887	$3,924,462
Northern Trust Corp.	37,922	2,971,189
Raymond James Financial, Inc.	37,896	2,633,014
SEI Investments Company	41,272	2,159,764
T. Rowe Price Group, Inc.	15,177	2,095,944
Tradeweb Markets, Inc., Class A	5,439	294,087
Consumer finance – 0.7%
Ally Financial, Inc.	178,203	3,581,880
Credit Acceptance Corp. (A)(B)	3,628	1,697,686
OneMain Holdings, Inc.	34,368	986,362
Santander Consumer USA Holdings, Inc.	65,575	1,203,957
SLM Corp.	87,892	595,029
Synchrony Financial	84,392	1,867,595
Diversified financial services – 0.4%
Equitable Holdings, Inc.	62,506	1,278,873
Jefferies Financial Group, Inc.	94,040	1,523,448
Voya Financial, Inc.	62,699	3,097,331
Insurance – 4.5%
Alleghany Corp.	3,727	1,946,687
American Financial Group, Inc.	32,402	1,969,070
Arch Capital Group, Ltd. (A)	79,893	2,456,710
Arthur J. Gallagher & Company	43,688	4,696,023
Assurant, Inc.	21,765	2,339,085
Assured Guaranty, Ltd.	42,599	929,936
Athene Holding, Ltd., Class A (A)	61,713	1,990,244
Axis Capital Holdings, Ltd.	34,215	1,372,706
Brighthouse Financial, Inc. (A)	15,304	433,715
Brown & Brown, Inc.	52,091	2,368,578
Cincinnati Financial Corp.	35,491	2,765,814
CNA Financial Corp.	6,729	224,076
Enstar Group, Ltd. (A)	1,353	227,236
Erie Indemnity Company, Class A	7,535	1,583,254
Everest Re Group, Ltd.	10,248	2,242,160
Fidelity National Financial, Inc.	71,078	2,300,084
First American Financial Corp.	41,294	2,106,407
Globe Life, Inc.	30,868	2,457,093
Kemper Corp.	21,648	1,699,801
Lincoln National Corp.	53,482	1,993,274
Loews Corp.	56,605	2,060,988
Markel Corp. (A)	2,864	2,991,563
Old Republic International Corp.	104,387	1,677,499
Primerica, Inc.	14,559	1,742,130
Principal Financial Group, Inc.	70,879	3,007,396
Reinsurance Group of America, Inc.	27,728	2,363,812
RenaissanceRe Holdings, Ltd.	15,247	2,750,254
The Hanover Insurance Group, Inc.	12,691	1,292,959
The Hartford Financial Services Group, Inc.	100,076	4,235,216
Unum Group	77,301	1,331,896
W.R. Berkley Corp.	32,529	2,008,666
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Willis Towers Watson PLC	24,082	$5,057,461
Thrifts and mortgage finance – 0.4%
Essent Group, Ltd.	31,618	1,132,873
MGIC Investment Corp.	142,999	1,182,602
New York Community Bancorp, Inc.	167,015	1,758,668
Radian Group, Inc.	85,276	1,272,318
TFS Financial Corp.	13,955	202,068
Health care – 14.7%		223,210,288
Biotechnology – 1.8%
ACADIA Pharmaceuticals, Inc. (A)	12,834	533,509
Acceleron Pharma, Inc. (A)	5,283	523,915
Alnylam Pharmaceuticals, Inc. (A)	21,373	3,115,328
BioMarin Pharmaceutical, Inc. (A)	27,864	3,338,386
Bluebird Bio, Inc. (A)	11,051	670,796
Exact Sciences Corp. (A)	19,201	1,819,295
Exelixis, Inc. (A)	126,137	2,912,503
FibroGen, Inc. (A)	10,764	435,619
Incyte Corp. (A)	21,576	2,130,846
Ionis Pharmaceuticals, Inc. (A)	27,926	1,607,421
Iovance Biotherapeutics, Inc. (A)	10,840	315,119
Moderna, Inc. (A)	40,636	3,011,128
Neurocrine Biosciences, Inc. (A)	17,905	2,155,046
Sarepta Therapeutics, Inc. (A)	10,928	1,677,667
Seattle Genetics, Inc. (A)	15,465	2,571,366
United Therapeutics Corp. (A)	7,200	802,584
Health care equipment and supplies – 4.9%
ABIOMED, Inc. (A)	8,880	2,663,467
Align Technology, Inc. (A)	17,625	5,178,578
Dentsply Sirona, Inc.	56,717	2,529,578
DexCom, Inc. (A)	13,992	6,094,076
Envista Holdings Corp. (A)	32,492	710,600
Globus Medical, Inc., Class A (A)	28,532	1,374,672
Haemonetics Corp. (A)	14,862	1,302,803
Hill-Rom Holdings, Inc.	28,030	2,725,077
Hologic, Inc. (A)	83,194	5,805,277
ICU Medical, Inc. (A)	3,450	633,869
IDEXX Laboratories, Inc. (A)	18,243	7,256,153
Insulet Corp. (A)	10,762	2,188,560
Integra LifeSciences Holdings Corp. (A)	22,547	1,076,619
Masimo Corp. (A)	14,448	3,180,294
Nevro Corp. (A)	2,896	385,052
Novocure, Ltd. (A)	12,101	917,135
Penumbra, Inc. (A)	6,248	1,386,494
ResMed, Inc.	33,467	6,777,402
STERIS PLC	25,241	4,029,221
Tandem Diabetes Care, Inc. (A)	7,784	813,117
Teleflex, Inc.	11,614	4,333,183
The Cooper Companies, Inc.	13,029	3,686,295
Varian Medical Systems, Inc. (A)	30,447	4,345,396
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
West Pharmaceutical Services, Inc.	20,107	$5,406,169
Health care providers and services – 3.0%
Amedisys, Inc. (A)	8,362	1,958,046
AmerisourceBergen Corp.	39,462	3,953,698
Cardinal Health, Inc.	81,841	4,470,155
Chemed Corp.	5,324	2,620,420
DaVita, Inc. (A)	38,539	3,367,923
Encompass Health Corp.	41,918	2,853,777
Guardant Health, Inc. (A)	7,005	596,686
HealthEquity, Inc. (A)	15,195	783,454
Henry Schein, Inc. (A)	57,754	3,969,432
Laboratory Corp. of America Holdings (A)	29,737	5,736,862
Molina Healthcare, Inc. (A)	26,968	4,980,990
Quest Diagnostics, Inc.	45,903	5,832,894
Universal Health Services, Inc., Class B	33,681	3,701,542
Health care technology – 1.0%
Cerner Corp.	72,818	5,057,210
Teladoc Health, Inc. (A)	15,371	3,652,611
Veeva Systems, Inc., Class A (A)	25,151	6,654,200
Life sciences tools and services – 2.8%
Agilent Technologies, Inc.	51,205	4,932,578
Avantor, Inc. (A)	59,800	1,320,384
Bio-Rad Laboratories, Inc., Class A (A)	6,599	3,463,749
Bio-Techne Corp.	11,450	3,150,582
Bruker Corp.	38,322	1,709,928
Charles River Laboratories International, Inc. (A)	20,788	4,136,604
IQVIA Holdings, Inc. (A)	23,398	3,706,009
Mettler-Toledo International, Inc. (A)	6,584	6,156,040
PerkinElmer, Inc.	36,769	4,372,202
PPD, Inc. (A)	4,098	120,358
PRA Health Sciences, Inc. (A)	24,656	2,627,343
Repligen Corp. (A)	11,991	1,809,562
Syneos Health, Inc. (A)	29,455	1,837,697
Waters Corp. (A)	17,765	3,786,610
Pharmaceuticals – 1.2%
Catalent, Inc. (A)	62,978	5,500,499
Elanco Animal Health, Inc. (A)	52,228	1,234,148
Horizon Therapeutics PLC (A)	70,988	4,343,756
Jazz Pharmaceuticals PLC (A)	26,204	2,836,583
Mylan NV (A)	85,084	1,370,703
Perrigo Company PLC	35,149	1,863,600
Reata Pharmaceuticals, Inc., Class A (A)	2,179	321,838
Industrials – 15.1%		228,707,900
Aerospace and defense – 1.1%
Axon Enterprise, Inc. (A)	5,417	450,315
BWX Technologies, Inc.	29,629	1,615,373
Curtiss-Wright Corp.	13,964	1,244,472
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
HEICO Corp.	7,876	$757,041
HEICO Corp., Class A	12,851	983,744
Hexcel Corp.	34,145	1,273,609
Howmet Aerospace, Inc.	102,665	1,517,389
Huntington Ingalls Industries, Inc.	14,838	2,577,509
Mercury Systems, Inc. (A)	11,355	879,218
Spirit AeroSystems Holdings, Inc., Class A	34,346	672,151
Teledyne Technologies, Inc. (A)	8,048	2,468,322
Textron, Inc.	78,502	2,742,860
Virgin Galactic Holdings, Inc. (A)(B)	5,167	115,999
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	44,769	4,195,751
Expeditors International of Washington, Inc.	47,164	3,985,830
XPO Logistics, Inc. (A)	37,936	2,845,959
Airlines – 0.4%
Alaska Air Group, Inc.	50,146	1,727,028
American Airlines Group, Inc. (B)	30,665	340,995
JetBlue Airways Corp. (A)	134,855	1,394,401
United Airlines Holdings, Inc. (A)	76,172	2,390,277
Building products – 1.3%
Allegion PLC	26,472	2,632,905
AO Smith Corp.	43,263	2,082,681
Armstrong World Industries, Inc.	11,678	831,941
Fortune Brands Home & Security, Inc.	52,258	3,997,737
Lennox International, Inc.	8,951	2,400,121
Masco Corp.	51,469	2,941,968
Owens Corning	46,323	2,801,152
Trex Company, Inc. (A)	15,353	2,139,133
Commercial services and supplies – 1.5%
ADT, Inc.	36,558	314,764
Cintas Corp.	20,052	6,053,097
Copart, Inc. (A)	50,173	4,678,632
IAA, Inc. (A)	34,996	1,517,077
MSA Safety, Inc.	4,784	567,048
Republic Services, Inc.	59,737	5,212,053
Rollins, Inc.	35,914	1,881,894
Stericycle, Inc. (A)	22,303	1,347,882
Tetra Tech, Inc.	10,269	910,347
Construction and engineering – 0.6%
AECOM (A)	48,786	1,765,565
EMCOR Group, Inc.	18,118	1,241,083
Jacobs Engineering Group, Inc.	33,655	2,872,454
MasTec, Inc. (A)	13,947	554,812
Quanta Services, Inc.	63,150	2,524,106
Electrical equipment – 1.4%
Acuity Brands, Inc.	13,513	1,339,138
AMETEK, Inc.	57,220	5,335,765
Generac Holdings, Inc. (A)	14,290	2,251,818
Hubbell, Inc.	24,684	3,331,599
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
nVent Electric PLC	25,828	$469,036
Rockwell Automation, Inc.	29,137	6,355,945
Sensata Technologies Holding PLC (A)	74,967	2,847,247
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	22,588	2,689,779
Machinery – 3.8%
AGCO Corp.	29,321	1,924,337
Allison Transmission Holdings, Inc.	53,296	1,991,139
Crane Company	18,768	1,061,706
Donaldson Company, Inc.	51,007	2,465,678
Dover Corp.	42,861	4,411,683
Flowserve Corp.	44,054	1,227,785
Graco, Inc.	52,638	2,802,447
IDEX Corp.	17,429	2,872,648
Ingersoll Rand, Inc. (A)	59,565	1,881,658
ITT, Inc.	28,331	1,635,549
Lincoln Electric Holdings, Inc.	21,472	1,940,854
Nordson Corp.	17,696	3,426,476
Oshkosh Corp.	29,141	2,293,980
Parker-Hannifin Corp.	34,410	6,156,637
Pentair PLC	50,656	2,170,610
RBC Bearings, Inc. (A)	2,793	341,919
Snap-on, Inc.	21,277	3,103,676
Stanley Black & Decker, Inc.	35,204	5,397,477
The Middleby Corp. (A)	18,915	1,571,080
The Toro Company	32,920	2,348,842
Wabtec Corp.	31,393	1,952,331
Woodward, Inc.	16,924	1,268,285
Xylem, Inc.	37,853	2,762,512
Marine – 0.1%
Kirby Corp. (A)	16,028	741,135
Professional services – 1.6%
CoStar Group, Inc. (A)	5,643	4,795,196
Equifax, Inc.	18,821	3,059,542
FTI Consulting, Inc. (A)	5,612	670,297
ManpowerGroup, Inc.	26,908	1,851,001
Nielsen Holdings PLC	136,206	1,965,453
Robert Half International, Inc.	44,968	2,287,522
TransUnion	35,082	3,142,295
TriNet Group, Inc. (A)	10,596	699,336
Verisk Analytics, Inc.	27,857	5,256,894
Road and rail – 1.0%
AMERCO	3,333	1,058,994
J.B. Hunt Transport Services, Inc.	23,563	3,049,052
Kansas City Southern	24,699	4,244,523
Knight-Swift Transportation Holdings, Inc. (B)	30,084	1,308,353
Landstar System, Inc.	13,060	1,590,447
Lyft, Inc., Class A (A)(B)	2,822	82,487
Old Dominion Freight Line, Inc.	23,840	4,358,429
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 1.4%
Air Lease Corp.	37,874	$993,056
Fastenal Company	116,931	5,500,434
HD Supply Holdings, Inc. (A)	68,114	2,390,801
SiteOne Landscape Supply, Inc. (A)	6,176	790,713
United Rentals, Inc. (A)	33,523	5,208,469
W.W. Grainger, Inc.	12,872	4,396,174
Watsco, Inc.	9,281	2,190,966
Information technology – 21.0%		319,326,612
Communications equipment – 1.2%
Arista Networks, Inc. (A)	11,205	2,910,723
Ciena Corp. (A)	54,627	3,250,853
F5 Networks, Inc. (A)	23,186	3,150,977
Juniper Networks, Inc.	127,062	3,224,834
Lumentum Holdings, Inc. (A)	19,210	1,783,264
Motorola Solutions, Inc.	30,525	4,267,395
Ubiquiti, Inc.	2,973	550,897
Electronic equipment, instruments and components – 3.2%
Amphenol Corp., Class A	64,620	6,834,211
Arrow Electronics, Inc. (A)	38,338	2,745,768
CDW Corp.	39,686	4,613,498
Cognex Corp.	46,669	3,120,756
Corning, Inc.	109,093	3,381,883
Dolby Laboratories, Inc., Class A	22,390	1,558,344
Flex, Ltd. (A)	231,266	2,657,218
FLIR Systems, Inc.	52,163	2,173,111
IPG Photonics Corp. (A)	12,272	2,196,811
Jabil, Inc.	83,183	2,899,759
Keysight Technologies, Inc. (A)	43,190	4,314,249
Littelfuse, Inc.	7,236	1,285,475
National Instruments Corp.	45,953	1,631,332
SYNNEX Corp.	16,053	2,002,451
Trimble, Inc. (A)	72,542	3,228,844
Zebra Technologies Corp., Class A (A)	14,085	3,954,364
IT services – 4.6%
Akamai Technologies, Inc. (A)	53,800	6,049,272
Alliance Data Systems Corp.	16,862	747,998
Amdocs, Ltd.	59,512	3,695,695
Black Knight, Inc. (A)	32,808	2,457,975
Booz Allen Hamilton Holding Corp.	38,682	3,162,640
Broadridge Financial Solutions, Inc.	31,215	4,193,423
CACI International, Inc., Class A (A)	7,500	1,558,650
EPAM Systems, Inc. (A)	15,032	4,360,483
Euronet Worldwide, Inc. (A)	16,766	1,611,883
FleetCor Technologies, Inc. (A)	17,025	4,402,154
Gartner, Inc. (A)	20,046	2,498,533
Genpact, Ltd.	63,707	2,536,813
GoDaddy, Inc., Class A (A)	34,388	2,416,789
Jack Henry & Associates, Inc.	18,677	3,330,109
Leidos Holdings, Inc.	37,609	3,578,872
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
MAXIMUS, Inc.	25,696	$1,906,900
MongoDB, Inc. (A)	6,770	1,550,872
Okta, Inc. (A)	11,362	2,510,775
Perspecta, Inc.	49,470	1,058,658
Sabre Corp.	93,178	704,426
Science Applications International Corp.	16,318	1,305,114
Switch, Inc., Class A	8,404	151,188
The Western Union Company	121,718	2,955,313
Twilio, Inc., Class A (A)	18,031	5,002,160
VeriSign, Inc. (A)	18,729	3,964,555
WEX, Inc. (A)	13,422	2,125,642
Semiconductors and semiconductor equipment – 4.2%
Cabot Microelectronics Corp.	6,073	915,323
Cirrus Logic, Inc. (A)	12,387	848,881
Cree, Inc. (A)	31,312	2,158,023
Enphase Energy, Inc. (A)	14,743	889,887
Entegris, Inc.	53,059	3,815,473
First Solar, Inc. (A)	30,234	1,800,435
KLA Corp.	26,211	5,237,744
Marvell Technology Group, Ltd.	165,393	6,031,883
Maxim Integrated Products, Inc.	73,776	5,023,408
Microchip Technology, Inc.	46,029	4,682,530
MKS Instruments, Inc.	21,489	2,738,558
Monolithic Power Systems, Inc.	10,851	2,875,624
ON Semiconductor Corp. (A)	199,317	4,105,930
Qorvo, Inc. (A)	45,191	5,791,227
Silicon Laboratories, Inc. (A)	7,479	751,714
Skyworks Solutions, Inc.	47,994	6,986,967
SolarEdge Technologies, Inc. (A)	8,659	1,516,191
Teradyne, Inc.	65,132	5,794,143
Universal Display Corp.	11,646	2,031,645
Software – 6.8%
Alteryx, Inc., Class A (A)(B)	7,937	1,392,864
Anaplan, Inc. (A)	13,459	611,173
ANSYS, Inc. (A)	22,225	6,903,085
Appfolio, Inc., Class A (A)	2,043	284,426
Aspen Technology, Inc. (A)	20,859	2,028,746
Avalara, Inc. (A)	10,107	1,358,886
Cadence Design Systems, Inc. (A)	68,810	7,517,493
CDK Global, Inc.	41,267	1,875,998
Ceridian HCM Holding, Inc. (A)	16,254	1,272,526
Citrix Systems, Inc.	34,950	4,989,462
Coupa Software, Inc. (A)	9,487	2,907,291
Crowdstrike Holdings, Inc., Class A (A)	6,722	760,930
DocuSign, Inc. (A)	16,743	3,630,385
Dropbox, Inc., Class A (A)	33,956	772,499
Dynatrace, Inc. (A)	9,987	417,756
Elastic NV (A)	6,535	628,602
Envestnet, Inc. (A)	9,201	747,121
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Fair Isaac Corp. (A)	7,932	$3,483,655
Five9, Inc. (A)	6,792	820,609
Fortinet, Inc. (A)	30,446	4,210,682
Globant SA (A)	2,438	421,628
Guidewire Software, Inc. (A)	24,115	2,837,371
HubSpot, Inc. (A)	7,637	1,791,717
j2 Global, Inc. (A)(B)	18,149	1,029,411
Manhattan Associates, Inc. (A)	15,495	1,484,266
NortonLifeLock, Inc.	137,663	2,952,871
Nuance Communications, Inc. (A)	99,882	2,731,773
Nutanix, Inc., Class A (A)(B)	18,053	400,596
Palo Alto Networks, Inc. (A)	11,887	3,042,121
Paycom Software, Inc. (A)	11,146	3,169,588
Paylocity Holding Corp. (A)	8,116	1,081,051
Pegasystems, Inc.	8,102	947,043
Proofpoint, Inc. (A)	11,075	1,281,045
PTC, Inc. (A)	28,234	2,415,701
Q2 Holdings, Inc. (A)	4,678	439,966
RealPage, Inc. (A)	22,436	1,413,692
RingCentral, Inc., Class A (A)	9,458	2,745,374
Slack Technologies, Inc., Class A (A)(B)	18,575	548,891
Smartsheet, Inc., Class A (A)	15,630	746,176
SolarWinds Corp. (A)	16,445	301,930
Splunk, Inc. (A)	21,244	4,457,416
SS&C Technologies Holdings, Inc.	60,507	3,479,153
Synopsys, Inc. (A)	36,698	7,310,976
The Trade Desk, Inc., Class A (A)	6,289	2,838,351
Tyler Technologies, Inc. (A)	10,292	3,676,817
Zendesk, Inc. (A)	18,499	1,686,184
Zscaler, Inc. (A)	9,815	1,274,478
Technology hardware, storage and peripherals – 1.0%
Hewlett Packard Enterprise Company	268,258	2,647,706
NetApp, Inc.	63,304	2,804,367
Pure Storage, Inc., Class A (A)	35,027	625,582
Seagate Technology PLC	78,493	3,549,453
Western Digital Corp.	84,813	3,655,440
Xerox Holdings Corp.	81,369	1,354,794
Materials – 5.5%		84,057,916
Chemicals – 2.1%
Albemarle Corp.	30,097	2,481,799
Ashland Global Holdings, Inc.	23,314	1,759,741
Axalta Coating Systems, Ltd. (A)	76,944	1,708,157
Celanese Corp.	32,043	3,114,580
CF Industries Holdings, Inc.	68,628	2,150,115
Eastman Chemical Company	49,663	3,706,350
FMC Corp.	29,335	3,110,977
Huntsman Corp.	87,097	1,611,295
International Flavors & Fragrances, Inc.	17,881	2,252,112
NewMarket Corp.	3,156	1,182,900
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
RPM International, Inc.	46,860	$3,823,307
The Mosaic Company	68,250	919,328
The Scotts Miracle-Gro Company	10,450	1,657,057
Valvoline, Inc.	24,074	493,998
W.R. Grace & Company	22,035	1,016,475
Westlake Chemical Corp.	11,729	639,231
Construction materials – 0.4%
Martin Marietta Materials, Inc.	13,428	2,782,013
Vulcan Materials Company	29,551	3,469,878
Containers and packaging – 2.2%
Amcor PLC	288,937	2,976,051
AptarGroup, Inc.	24,587	2,832,422
Ardagh Group SA	1,780	24,226
Avery Dennison Corp.	26,151	2,963,954
Ball Corp.	71,364	5,254,531
Berry Global Group, Inc. (A)	51,767	2,587,832
Crown Holdings, Inc. (A)	43,301	3,099,486
Graphic Packaging Holding Company	13,175	183,660
International Paper Company	92,471	3,217,066
Packaging Corp. of America	37,464	3,601,040
Sealed Air Corp.	55,646	1,985,449
Sonoco Products Company	50,639	2,620,062
Westrock Company	85,258	2,290,030
Metals and mining – 0.8%
Arconic Corp. (A)	25,321	412,479
Freeport-McMoRan, Inc.	125,139	1,616,796
Nucor Corp.	74,517	3,125,988
Reliance Steel & Aluminum Company	28,209	2,771,816
Royal Gold, Inc.	16,287	2,279,040
Steel Dynamics, Inc.	85,249	2,336,675
Real estate – 5.9%		88,687,510
Equity real estate investment trusts – 5.5%
Alexandria Real Estate Equities, Inc.	16,666	2,959,048
American Campus Communities, Inc.	31,451	1,120,914
American Homes 4 Rent, Class A	58,732	1,703,228
Americold Realty Trust	36,972	1,491,820
Apartment Investment & Management Company, Class A	36,225	1,406,255
Boston Properties, Inc.	4,421	393,867
Brixmor Property Group, Inc.	67,944	782,035
Camden Property Trust	19,896	1,806,756
CoreSite Realty Corp.	8,371	1,080,278
Cousins Properties, Inc.	26,238	806,031
CubeSmart	43,940	1,303,700
CyrusOne, Inc.	25,347	2,114,447
Digital Realty Trust, Inc.	25,738	4,131,979
Douglas Emmett, Inc.	38,071	1,109,389
Duke Realty Corp.	73,882	2,969,318
EastGroup Properties, Inc.	6,789	900,629
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
EPR Properties	17,379	$497,561
Equity LifeStyle Properties, Inc.	34,135	2,332,103
Essex Property Trust, Inc.	9,204	2,031,691
Extra Space Storage, Inc.	23,509	2,429,420
Federal Realty Investment Trust	16,703	1,274,439
First Industrial Realty Trust, Inc.	22,624	993,646
Gaming and Leisure Properties, Inc.	47,933	1,735,654
Healthcare Realty Trust, Inc.	23,439	686,763
Healthcare Trust of America, Inc., Class A	47,699	1,316,969
Healthpeak Properties, Inc.	66,626	1,818,224
Highwoods Properties, Inc.	23,494	900,760
Host Hotels & Resorts, Inc.	101,770	1,097,081
Hudson Pacific Properties, Inc.	35,049	826,105
Invitation Homes, Inc.	63,593	1,896,343
Iron Mountain, Inc.	63,763	1,797,479
JBG SMITH Properties	25,495	739,610
Kilroy Realty Corp.	24,297	1,415,786
Kimco Realty Corp.	94,317	1,051,635
Lamar Advertising Company, Class A	23,822	1,565,820
Life Storage, Inc.	9,433	925,660
Medical Properties Trust, Inc.	90,752	1,826,838
MGM Growth Properties LLC, Class A	25,101	686,261
Mid-America Apartment Communities, Inc.	17,127	2,041,367
National Retail Properties, Inc.	38,180	1,353,481
Omega Healthcare Investors, Inc.	49,984	1,618,482
Park Hotels & Resorts, Inc.	42,271	349,581
PS Business Parks, Inc.	3,555	490,412
Realty Income Corp.	35,740	2,146,187
Regency Centers Corp.	31,123	1,276,977
Rexford Industrial Realty, Inc.	20,181	947,094
Sabra Health Care REIT, Inc.	25,615	377,565
SL Green Realty Corp.	18,204	846,486
Spirit Realty Capital, Inc.	17,599	606,462
STAG Industrial, Inc.	18,380	599,188
STORE Capital Corp.	48,624	1,151,903
Sun Communities, Inc.	16,606	2,489,738
UDR, Inc.	53,567	1,939,125
VEREIT, Inc.	233,882	1,522,572
VICI Properties, Inc.	65,798	1,428,475
Vornado Realty Trust	22,802	787,125
Weyerhaeuser Company	122,222	3,398,994
WP Carey, Inc.	23,754	1,695,323
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	70,027	3,067,883
Cushman & Wakefield PLC (A)	27,477	294,004
Jones Lang LaSalle, Inc.	17,197	1,700,955
The Howard Hughes Corp. (A)	11,893	632,589
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities – 5.2%		$79,043,167
Electric utilities – 2.2%
Alliant Energy Corp.	58,927	3,173,219
Avangrid, Inc.	10,241	509,899
Entergy Corp.	47,563	5,000,298
Evergy, Inc.	73,968	4,795,345
Eversource Energy	59,383	5,348,627
FirstEnergy Corp.	119,027	3,451,783
Hawaiian Electric Industries, Inc.	27,915	1,012,198
IDACORP, Inc.	13,642	1,272,117
NRG Energy, Inc.	61,091	2,065,487
OGE Energy Corp.	77,026	2,534,155
Pinnacle West Capital Corp.	34,324	2,851,638
PNM Resources, Inc.	9,432	398,313
Portland General Electric Company	37,935	1,674,072
Gas utilities – 0.5%
Atmos Energy Corp.	30,419	3,224,110
National Fuel Gas Company	7,837	317,947
ONE Gas, Inc.	14,224	1,076,757
Spire, Inc.	9,737	600,383
UGI Corp.	47,564	1,585,784
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	4,176	95,672
Clearway Energy, Inc., Class C	9,101	223,339
The AES Corp.	185,392	2,823,520
Vistra Corp.	98,227	1,832,916
Multi-utilities – 1.7%
Ameren Corp.	61,988	4,973,917
Black Hills Corp.	17,515	1,013,418
CenterPoint Energy, Inc.	135,865	2,582,794
CMS Energy Corp.	69,273	4,445,941
DTE Energy Company	38,981	4,507,373
MDU Resources Group, Inc.	68,752	1,442,417
NiSource, Inc.	81,816	2,000,401
WEC Energy Group, Inc.	50,396	4,800,723
Water utilities – 0.5%
American Water Works Company, Inc.	36,846	5,426,310
Essential Utilities, Inc.	43,711	1,982,294

SHORT-TERM INVESTMENTS – 0.6%		$9,686,454
(Cost $9,686,795)
Short-term funds – 0.6%		9,686,454
John Hancock Collateral Trust, 0.3334% (C)(D)	848,411	8,493,186

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	1,193,268	1,193,268
Total investments (Multifactor Mid Cap ETF) (Cost $1,455,382,696) 100.5%		$1,525,619,993
Other assets and liabilities, net (0.5%)		(8,127,988)
Total net assets 100.0%		$1,517,492,005

MULTIFACTOR MID CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $8,275,778.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.4%		$478,771,919
(Cost $484,626,506)
Communication services – 1.7%		8,303,762
Diversified telecommunication services – 0.8%
Cogent Communications Holdings, Inc.	17,477	1,574,852
Iridium Communications, Inc. (A)	53,559	1,466,981
Liberty Latin America, Ltd., Class A (A)	18,703	192,267
Liberty Latin America, Ltd., Class C (A)	51,304	524,840
Entertainment – 0.1%
Cinemark Holdings, Inc.	46,060	544,890
Interactive media and services – 0.2%
CarGurus, Inc. (A)	35,501	1,025,624
Media – 0.6%
Nexstar Media Group, Inc., Class A	19,770	1,732,841
TEGNA, Inc.	88,573	1,043,390
Wireless telecommunication services – 0.0%
United States Cellular Corp. (A)	6,676	198,077
Consumer discretionary – 17.1%		81,392,743
Auto components – 0.3%
Fox Factory Holding Corp. (A)	18,520	1,648,280
Automobiles – 0.9%
Harley-Davidson, Inc.	64,133	1,669,382
Thor Industries, Inc.	21,261	2,423,541
Diversified consumer services – 2.2%
Chegg, Inc. (A)	49,041	3,970,850
frontdoor, Inc. (A)	33,971	1,426,612
Graham Holdings Company, Class B	1,783	710,294
Grand Canyon Education, Inc. (A)	19,745	1,752,171
H&R Block, Inc.	80,524	1,167,598
Laureate Education, Inc., Class A (A)	41,676	528,452
Strategic Education, Inc.	8,808	1,111,658
Hotels, restaurants and leisure – 3.4%
Boyd Gaming Corp.	35,922	850,274
Caesars Entertainment, Inc. (A)	33,363	1,035,921
Choice Hotels International, Inc.	13,401	1,126,220
Churchill Downs, Inc.	16,228	2,247,903
Cracker Barrel Old Country Store, Inc.	9,619	1,062,611
Marriott Vacations Worldwide Corp.	15,418	1,305,288
Penn National Gaming, Inc. (A)(B)	50,350	1,704,348
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	478	$24,952
Texas Roadhouse, Inc.	26,141	1,468,863
The Wendy's Company	95,519	2,214,130
Wingstop, Inc.	13,838	2,162,188
Wyndham Destinations, Inc.	36,484	970,474
Household durables – 2.3%
Helen of Troy, Ltd. (A)	10,319	1,942,552
KB Home	33,358	1,122,163
Leggett & Platt, Inc.	60,458	2,423,761
MDC Holdings, Inc.	19,445	871,719
Taylor Morrison Home Corp. (A)	51,590	1,209,786
Tempur Sealy International, Inc. (A)	18,540	1,500,813
Toll Brothers, Inc.	392	14,974
TopBuild Corp. (A)	14,830	1,956,374
Internet and direct marketing retail – 0.7%
GrubHub, Inc. (A)	36,334	2,624,768
Stitch Fix, Inc., Class A (A)(B)	22,312	494,211
Leisure products – 1.0%
Brunswick Corp.	34,858	2,334,789
Mattel, Inc. (A)	150,443	1,671,422
YETI Holdings, Inc. (A)	16,866	824,579
Multiline retail – 0.6%
Ollie's Bargain Outlet Holdings, Inc. (A)	24,871	2,613,942
Specialty retail – 3.9%
Aaron's, Inc.	28,964	1,511,342
AutoNation, Inc. (A)	32,575	1,672,401
Dick's Sporting Goods, Inc.	27,964	1,275,718
Floor & Decor Holdings, Inc., Class A (A)	29,122	1,919,140
Foot Locker, Inc.	55,284	1,624,797
Lithia Motors, Inc., Class A	10,280	2,355,662
Murphy USA, Inc. (A)	14,067	1,862,611
National Vision Holdings, Inc. (A)	31,170	997,128
Penske Automotive Group, Inc.	20,180	904,468
RH (A)(B)	6,930	1,991,890
Williams-Sonoma, Inc.	30,622	2,667,789
Textiles, apparel and luxury goods – 1.8%
Carter's, Inc.	18,043	1,420,345
Deckers Outdoor Corp. (A)	11,736	2,455,758
Hanesbrands, Inc.	179,966	2,542,920
Skechers U.S.A., Inc., Class A (A)	38,697	1,133,048
Steven Madden, Ltd.	41,070	869,863
Consumer staples – 3.9%		18,537,449
Beverages – 0.6%
The Boston Beer Company, Inc., Class A (A)	3,467	2,809,795
Food and staples retailing – 0.9%
BJ's Wholesale Club Holdings, Inc. (A)	50,772	2,033,419
Grocery Outlet Holding Corp. (A)	20,052	882,087
Performance Food Group Company (A)	41,123	1,152,266
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products – 1.9%
Darling Ingredients, Inc. (A)	65,375	$1,825,924
Flowers Foods, Inc.	71,047	1,616,319
Freshpet, Inc. (A)	12,933	1,242,215
J&J Snack Foods Corp.	6,007	739,642
Lancaster Colony Corp.	9,309	1,476,314
Sanderson Farms, Inc.	8,210	915,374
Seaboard Corp.	127	343,313
The Hain Celestial Group, Inc. (A)	32,639	1,109,073
Household products – 0.4%
Energizer Holdings, Inc.	23,848	1,195,500
Spectrum Brands Holdings, Inc.	16,433	890,011
Personal products – 0.1%
BellRing Brands, Inc., Class A (A)	15,410	306,197
Energy – 0.7%		3,481,721
Energy equipment and services – 0.1%
Helmerich & Payne, Inc.	44,088	786,089
Oil, gas and consumable fuels – 0.6%
CVR Energy, Inc.	12,435	238,752
Murphy Oil Corp. (B)	60,208	795,348
PBF Energy, Inc., Class A	45,446	394,471
WPX Energy, Inc. (A)	212,238	1,267,061
Financials – 16.5%		78,711,984
Banks – 7.3%
Associated Banc-Corp	74,283	953,794
BancorpSouth Bank	38,872	813,591
Bank of Hawaii Corp.	19,802	1,121,387
Bank OZK	51,721	1,243,890
BankUnited, Inc.	39,098	787,434
Cathay General Bancorp	30,972	748,903
CIT Group, Inc.	45,029	854,200
Community Bank System, Inc.	19,818	1,114,366
CVB Financial Corp.	54,260	980,478
First Citizens BancShares, Inc., Class A	2,415	1,028,476
First Financial Bankshares, Inc.	53,935	1,613,735
First Hawaiian, Inc. (B)	54,794	952,320
First Horizon National Corp.	232,180	2,152,309
FNB Corp.	134,102	993,696
Glacier Bancorp, Inc.	36,919	1,303,610
Hancock Whitney Corp.	38,005	724,375
Home BancShares, Inc.	63,309	1,033,836
Investors Bancorp, Inc.	112,307	911,933
Old National Bancorp	68,571	959,308
PacWest Bancorp	48,406	884,620
People's United Financial, Inc.	22,662	244,523
Pinnacle Financial Partners, Inc.	30,811	1,220,732
Popular, Inc.	38,050	1,412,036
South State Corp.	17,127	816,273
Sterling Bancorp	80,661	907,436
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp.	58,405	$1,176,861
UMB Financial Corp.	18,589	925,732
Umpqua Holdings Corp.	89,810	974,439
United Bankshares, Inc.	39,720	1,045,430
Valley National Bancorp	159,304	1,190,001
Webster Financial Corp.	43,227	1,178,800
Western Alliance Bancorp	40,939	1,471,757
Wintrust Financial Corp.	23,795	1,018,426
Capital markets – 3.4%
Affiliated Managers Group, Inc.	22,227	1,528,995
BGC Partners, Inc., Class A	116,270	322,068
Cohen & Steers, Inc.	8,751	526,635
Eaton Vance Corp.	43,593	1,575,451
Evercore, Inc., Class A	16,135	892,266
Federated Hermes, Inc.	38,539	1,015,888
Hamilton Lane, Inc., Class A	9,529	688,375
Houlihan Lokey, Inc.	17,483	958,068
Interactive Brokers Group, Inc., Class A	29,727	1,474,459
Invesco, Ltd.	22,462	225,518
Janus Henderson Group PLC	69,755	1,457,182
Lazard, Ltd., Class A	50,759	1,488,254
Legg Mason, Inc.	42,934	2,146,271
Stifel Financial Corp.	27,279	1,322,486
Virtu Financial, Inc., Class A	29,216	724,557
Consumer finance – 0.9%
FirstCash, Inc.	16,635	958,841
LendingTree, Inc. (A)(B)	3,303	1,143,796
OneMain Holdings, Inc.	31,306	898,482
SLM Corp.	171,617	1,161,847
Diversified financial services – 0.2%
Cannae Holdings, Inc. (A)	29,520	1,112,314
Insurance – 3.8%
American National Group, Inc.	3,944	290,476
Assured Guaranty, Ltd.	39,287	857,635
Axis Capital Holdings, Ltd.	32,934	1,321,312
Brighthouse Financial, Inc. (A)	48,280	1,368,255
Enstar Group, Ltd. (A)	4,589	770,723
Fidelity National Financial, Inc.	6,290	203,544
Kemper Corp.	24,633	1,934,183
Kinsale Capital Group, Inc.	7,880	1,535,812
Primerica, Inc.	19,248	2,303,216
RLI Corp.	18,459	1,626,792
Selective Insurance Group, Inc.	23,455	1,274,545
The Hanover Insurance Group, Inc.	18,390	1,873,573
Unum Group	76,106	1,311,306
White Mountains Insurance Group, Ltd.	1,538	1,353,640
Thrifts and mortgage finance – 0.9%
Essent Group, Ltd.	36,715	1,315,498
MGIC Investment Corp.	131,516	1,087,637
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Thrifts and mortgage finance (continued)
New York Community Bancorp, Inc.	18,186	$191,499
PennyMac Financial Services, Inc.	12,154	586,552
Radian Group, Inc.	75,424	1,125,326
Health care – 13.0%		61,872,838
Biotechnology – 4.8%
Acceleron Pharma, Inc. (A)	17,219	1,707,608
Agios Pharmaceuticals, Inc. (A)	25,078	1,136,535
Alkermes PLC (A)	65,855	1,186,049
Allakos, Inc. (A)(B)	11,159	837,706
Arrowhead Pharmaceuticals, Inc. (A)	42,443	1,828,020
Bluebird Bio, Inc. (A)	536	32,535
Bridgebio Pharma, Inc. (A)(B)	29,488	829,792
CRISPR Therapeutics AG (A)(B)	16,003	1,367,616
Deciphera Pharmaceuticals, Inc. (A)	13,643	632,626
Emergent BioSolutions, Inc. (A)	18,359	2,042,255
FibroGen, Inc. (A)	35,586	1,440,165
Global Blood Therapeutics, Inc. (A)	25,271	1,705,287
Iovance Biotherapeutics, Inc. (A)	42,124	1,224,545
Mirati Therapeutics, Inc. (A)	14,934	1,811,644
PTC Therapeutics, Inc. (A)	25,659	1,188,781
Ultragenyx Pharmaceutical, Inc. (A)	23,853	1,864,350
United Therapeutics Corp. (A)	19,985	2,227,728
Health care equipment and supplies – 4.4%
Cantel Medical Corp.	15,519	733,273
CONMED Corp.	12,732	1,050,899
Envista Holdings Corp. (A)	65,012	1,421,812
Haemonetics Corp. (A)	1,084	95,023
ICU Medical, Inc. (A)	9,117	1,675,066
Integer Holdings Corp. (A)	13,352	878,161
Integra LifeSciences Holdings Corp. (A)	29,382	1,402,991
LivaNova PLC (A)	19,381	901,992
Neogen Corp. (A)	21,148	1,623,532
Nevro Corp. (A)	12,330	1,639,397
NuVasive, Inc. (A)	22,473	1,284,107
Quidel Corp. (A)	14,566	4,114,458
Tandem Diabetes Care, Inc. (A)	24,979	2,609,306
Wright Medical Group NV (A)(B)	52,254	1,568,665
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	35,418	1,055,811
AMN Healthcare Services, Inc. (A)	19,152	1,052,211
HealthEquity, Inc. (A)	31,260	1,611,766
LHC Group, Inc. (A)	11,805	2,303,274
Premier, Inc., Class A (A)	27,819	972,830
Select Medical Holdings Corp. (A)	44,317	843,796
Tenet Healthcare Corp. (A)	42,576	1,125,709
Health care technology – 0.4%
Inovalon Holdings, Inc., Class A (A)	28,568	672,205
Omnicell, Inc. (A)	17,175	1,207,231
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 1.5%
Adaptive Biotechnologies Corp. (A)	29,705	$1,108,591
Medpace Holdings, Inc. (A)	12,301	1,468,124
NeoGenomics, Inc. (A)	38,136	1,457,939
Repligen Corp. (A)	19,425	2,931,427
Industrials – 16.2%		77,065,710
Aerospace and defense – 1.2%
Aerojet Rocketdyne Holdings, Inc. (A)	29,166	1,203,098
Axon Enterprise, Inc. (A)	23,304	1,937,262
Mercury Systems, Inc. (A)	21,236	1,644,303
Moog, Inc., Class A	12,794	687,294
Parsons Corp. (A)	9,825	342,205
Airlines – 0.4%
Alaska Air Group, Inc.	433	14,913
Copa Holdings SA, Class A	12,970	537,467
JetBlue Airways Corp. (A)	119,821	1,238,949
Building products – 1.5%
AAON, Inc.	16,114	954,755
Advanced Drainage Systems, Inc.	17,058	835,842
Armstrong World Industries, Inc.	18,927	1,348,359
Builders FirstSource, Inc. (A)	44,001	1,042,384
Simpson Manufacturing Company, Inc.	17,504	1,690,186
UFP Industries, Inc.	23,829	1,387,324
Commercial services and supplies – 2.5%
ADT, Inc.	46,411	399,599
Brady Corp., Class A	19,121	878,992
Cimpress PLC (A)	9,008	900,800
Clean Harbors, Inc. (A)	21,183	1,262,507
KAR Auction Services, Inc.	59,928	906,711
MSA Safety, Inc.	14,163	1,678,740
Stericycle, Inc. (A)	34,027	2,056,422
Tetra Tech, Inc.	21,157	1,875,568
The Brink's Company	20,351	902,567
UniFirst Corp.	6,196	1,155,430
Construction and engineering – 0.8%
EMCOR Group, Inc.	27,406	1,877,311
MasTec, Inc. (A)	24,706	982,805
Valmont Industries, Inc.	8,974	1,087,649
Electrical equipment – 1.2%
Acuity Brands, Inc.	16,324	1,617,708
EnerSys	16,385	1,102,055
nVent Electric PLC	62,640	1,137,542
Regal Beloit Corp.	18,875	1,735,934
Machinery – 3.5%
AGCO Corp.	24,966	1,638,519
Barnes Group, Inc.	18,798	693,082
Colfax Corp. (A)	36,452	1,060,024
Crane Company	22,964	1,299,073
Gates Industrial Corp. PLC (A)	21,444	226,020
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
ITT, Inc.	41,083	$2,371,722
John Bean Technologies Corp.	12,953	1,214,473
Navistar International Corp. (A)	20,526	657,448
Oshkosh Corp.	28,156	2,216,440
RBC Bearings, Inc. (A)	10,228	1,252,112
Rexnord Corp.	48,216	1,396,818
The Middleby Corp. (A)	2,589	215,042
The Timken Company	29,314	1,338,477
Watts Water Technologies, Inc., Class A	11,026	924,971
Marine – 0.2%
Kirby Corp. (A)	23,592	1,090,894
Professional services – 2.5%
ASGN, Inc. (A)	21,635	1,481,132
CoreLogic, Inc.	36,160	2,464,666
Exponent, Inc.	20,888	1,755,845
FTI Consulting, Inc. (A)	15,241	1,820,385
Insperity, Inc.	16,284	1,088,748
ManpowerGroup, Inc.	28,435	1,956,044
TriNet Group, Inc. (A)	17,938	1,183,908
Road and rail – 0.6%
Landstar System, Inc.	18,231	2,220,171
Schneider National, Inc., Class B	24,200	608,146
Trading companies and distributors – 1.6%
Air Lease Corp.	43,294	1,135,169
GATX Corp.	14,342	874,719
MSC Industrial Direct Company, Inc., Class A	17,521	1,156,561
SiteOne Landscape Supply, Inc. (A)	18,428	2,359,337
Triton International, Ltd.	21,263	669,147
Univar Solutions, Inc. (A)	72,706	1,284,715
WESCO International, Inc. (A)	2,865	111,363
Transportation infrastructure – 0.2%
Macquarie Infrastructure Corp.	29,301	877,858
Information technology – 13.3%		63,407,425
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	14,929	1,014,873
EchoStar Corp., Class A (A)	19,659	536,691
ViaSat, Inc. (A)	23,397	888,150
Viavi Solutions, Inc. (A)	92,783	1,283,189
Electronic equipment, instruments and components – 2.0%
Avnet, Inc.	41,246	1,102,093
Coherent, Inc. (A)	10,110	1,403,571
II-VI, Inc. (A)	3,475	176,252
Itron, Inc. (A)	16,414	1,141,758
Jabil, Inc.	55,205	1,924,446
Littelfuse, Inc.	9,597	1,704,907
Novanta, Inc. (A)	13,819	1,432,754
Vishay Intertechnology, Inc.	53,499	839,399
48	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services – 2.0%
ExlService Holdings, Inc. (A)	13,047	$835,791
KBR, Inc.	57,948	1,288,764
ManTech International Corp., Class A	11,356	790,150
MAXIMUS, Inc.	28,218	2,094,058
Perspecta, Inc.	57,724	1,235,294
Sabre Corp.	113,778	860,162
Science Applications International Corp.	22,546	1,803,229
Switch, Inc., Class A	29,910	538,081
Semiconductors and semiconductor equipment – 2.8%
Amkor Technology, Inc. (A)	25,773	350,384
Brooks Automation, Inc.	29,383	1,599,904
Cabot Microelectronics Corp.	11,801	1,778,647
Cirrus Logic, Inc. (A)	23,697	1,623,955
Cree, Inc. (A)	48,678	3,354,888
Power Integrations, Inc.	11,223	1,369,543
Semtech Corp. (A)	27,081	1,509,224
Silicon Laboratories, Inc. (A)	19,259	1,935,722
Software – 5.1%
ACI Worldwide, Inc. (A)	46,001	1,232,367
Altair Engineering, Inc., Class A (A)	15,688	632,226
Appfolio, Inc., Class A (A)	6,918	963,124
Blackbaud, Inc.	20,134	1,259,180
Cornerstone OnDemand, Inc. (A)	25,825	917,046
Envestnet, Inc. (A)	21,399	1,737,599
Everbridge, Inc. (A)	1,972	281,602
FireEye, Inc. (A)	90,049	1,359,740
Five9, Inc. (A)	24,547	2,965,769
Globant SA (A)	9,693	1,676,307
j2 Global, Inc. (A)(B)	20,557	1,165,993
Manhattan Associates, Inc. (A)	26,277	2,517,074
Mimecast, Ltd. (A)	23,457	1,100,837
Nutanix, Inc., Class A (A)(B)	78,218	1,735,657
Q2 Holdings, Inc. (A)(B)	19,433	1,827,674
Qualys, Inc. (A)	13,673	1,688,342
Verint Systems, Inc. (A)	28,254	1,268,322
Technology hardware, storage and peripherals – 0.6%
NCR Corp. (A)	52,189	961,843
Pure Storage, Inc., Class A (A)	95,232	1,700,844
Materials – 4.0%		19,253,483
Chemicals – 2.2%
Ashland Global Holdings, Inc.	25,076	1,892,736
Balchem Corp.	13,047	1,308,092
Element Solutions, Inc. (A)	86,834	943,017
Huntsman Corp.	92,029	1,702,537
NewMarket Corp.	3,446	1,291,595
Olin Corp.	68,094	765,377
Valvoline, Inc.	76,631	1,572,468
W.R. Grace & Company	26,847	1,238,452
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Construction materials – 0.3%
Eagle Materials, Inc.	17,959	$1,440,851
Containers and packaging – 1.1%
Ardagh Group SA	7,742	105,369
Graphic Packaging Holding Company	115,351	1,607,993
Sealed Air Corp.	60,984	2,175,909
Silgan Holdings, Inc.	37,426	1,431,545
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	56,127	1,777,542
Real estate – 9.5%		45,318,334
Equity real estate investment trusts – 9.1%
Agree Realty Corp.	17,722	1,186,842
American Assets Trust, Inc.	22,126	597,402
Apple Hospitality REIT, Inc.	88,448	780,111
Corporate Office Properties Trust	42,845	1,134,536
Cousins Properties, Inc.	38,173	1,172,675
EastGroup Properties, Inc.	14,242	1,889,344
EPR Properties	30,994	887,358
Equity Commonwealth	46,888	1,480,254
First Industrial Realty Trust, Inc.	47,780	2,098,498
Healthcare Realty Trust, Inc.	52,143	1,527,790
Highwoods Properties, Inc.	40,084	1,536,821
Hudson Pacific Properties, Inc.	42,278	996,492
JBG SMITH Properties	40,609	1,178,067
Kimco Realty Corp.	20,527	228,876
Lexington Realty Trust	95,766	1,110,886
Life Storage, Inc.	17,706	1,737,490
National Health Investors, Inc.	16,896	1,047,552
National Storage Affiliates Trust	24,961	769,298
Outfront Media, Inc.	57,259	825,102
Paramount Group, Inc.	81,837	583,498
Park Hotels & Resorts, Inc.	98,820	817,241
Pebblebrook Hotel Trust	55,110	584,166
Physicians Realty Trust	78,362	1,413,650
Piedmont Office Realty Trust, Inc., Class A	61,726	1,000,578
PotlatchDeltic Corp.	25,142	1,076,329
PS Business Parks, Inc.	8,090	1,116,016
QTS Realty Trust, Inc., Class A	23,343	1,679,529
Rayonier, Inc.	52,738	1,465,062
Rexford Industrial Realty, Inc.	44,185	2,073,602
Ryman Hospitality Properties, Inc.	21,790	697,716
Sabra Health Care REIT, Inc.	82,658	1,218,379
Service Properties Trust	69,010	462,367
Spirit Realty Capital, Inc.	39,750	1,369,785
STAG Industrial, Inc.	58,739	1,914,891
Sunstone Hotel Investors, Inc.	91,112	681,518
Terreno Realty Corp.	27,532	1,672,844
The Macerich Company	62,253	474,990
Weingarten Realty Investors	48,328	824,476
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Real estate management and development – 0.4%
Cushman & Wakefield PLC (A)	42,570	$455,499
Kennedy-Wilson Holdings, Inc.	49,179	729,816
The Howard Hughes Corp. (A)	15,435	820,988
Utilities – 4.5%		21,426,470
Electric utilities – 1.5%
ALLETE, Inc.	19,713	1,168,981
Hawaiian Electric Industries, Inc.	48,951	1,774,963
IDACORP, Inc.	2,811	262,126
MGE Energy, Inc.	13,831	917,410
PNM Resources, Inc.	33,312	1,406,766
Portland General Electric Company	37,708	1,664,054
Gas utilities – 1.6%
National Fuel Gas Company	33,644	1,364,937
New Jersey Resources Corp.	36,556	1,135,429
ONE Gas, Inc.	20,363	1,541,479
South Jersey Industries, Inc.	36,054	841,140
Southwest Gas Holdings, Inc.	21,859	1,522,261
Spire, Inc.	19,526	1,203,973
Independent power and renewable electricity producers – 0.5%
Clearway Energy, Inc., Class A	13,971	320,076
Clearway Energy, Inc., Class C	31,592	775,268
Ormat Technologies, Inc.	16,269	968,006
Multi-utilities – 0.7%
Avista Corp.	25,950	963,524
Black Hills Corp.	23,979	1,387,425
MDU Resources Group, Inc.	1,571	32,960
NorthWestern Corp.	19,448	1,094,144
Water utilities – 0.2%
American States Water Company	14,068	1,081,548

SHORT-TERM INVESTMENTS – 2.8%		$13,449,248
(Cost $13,449,860)
Short-term funds – 2.8%		13,449,248
John Hancock Collateral Trust, 0.3334% (C)(D)	1,308,426	13,098,258

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	350,990	350,990
Total investments (Multifactor Small Cap ETF) (Cost $498,076,366) 103.2%		$492,221,167
Other assets and liabilities, net (3.2%)		(15,262,343)
Total net assets 100.0%		$476,958,824

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $12,530,516.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
MULTIFACTOR SMALL CAP ETF (continued)

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$41,938,392
(Cost $32,574,010)
Industrials – 0.3%		129,018
Electrical equipment – 0.3%
Sensata Technologies Holding PLC (A)	3,397	129,018
Information technology – 99.6%		41,809,374
Communications equipment – 6.1%
Arista Networks, Inc. (A)	980	254,575
Ciena Corp. (A)	3,128	186,147
Cisco Systems, Inc.	27,577	1,298,877
F5 Networks, Inc. (A)	1,162	157,916
Juniper Networks, Inc.	6,191	157,128
Lumentum Holdings, Inc. (A)	1,310	121,607
Motorola Solutions, Inc.	2,397	335,101
Ubiquiti, Inc.	167	30,945
Electronic equipment, instruments and components – 8.0%
Amphenol Corp., Class A	6,116	646,828
Cognex Corp.	2,406	160,889
Corning, Inc.	14,017	434,527
Dolby Laboratories, Inc., Class A	1,079	75,098
Flex, Ltd. (A)	10,321	118,588
FLIR Systems, Inc.	2,965	123,522
IPG Photonics Corp. (A)	57	10,204
Jabil, Inc.	4,875	169,943
Keysight Technologies, Inc. (A)	3,595	359,105
Littelfuse, Inc.	560	99,484
National Instruments Corp.	2,542	90,241
TE Connectivity, Ltd.	6,038	537,805
Trimble, Inc. (A)	5,193	231,140
Zebra Technologies Corp., Class A (A)	1,106	310,510
IT services – 9.0%
Akamai Technologies, Inc. (A)	3,445	387,356
Amdocs, Ltd.	2,438	151,400
Cognizant Technology Solutions Corp., Class A	5,901	403,156
DXC Technology Company	4,435	79,431
EPAM Systems, Inc. (A)	855	248,018
GoDaddy, Inc., Class A (A)	2,103	147,799
IBM Corp.	7,902	971,472
MongoDB, Inc. (A)	467	106,980
Okta, Inc. (A)	1,114	246,172
Perspecta, Inc.	2,766	59,192
Switch, Inc., Class A	671	12,071
Twilio, Inc., Class A (A)	2,228	618,092
VeriSign, Inc. (A)	1,553	328,739
Semiconductors and semiconductor equipment – 30.5%
Advanced Micro Devices, Inc. (A)	6,977	540,229
50	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	3,331	$382,565
Applied Materials, Inc.	9,427	606,439
Broadcom, Inc.	2,636	834,953
Cabot Microelectronics Corp.	504	75,963
Cirrus Logic, Inc. (A)	1,005	68,873
Cree, Inc. (A)	2,042	140,735
Entegris, Inc.	2,755	198,112
First Solar, Inc. (A)	1,264	75,271
Intel Corp.	31,661	1,511,180
KLA Corp.	4,020	803,317
Lam Research Corp.	1,989	750,171
Marvell Technology Group, Ltd.	12,012	438,078
Maxim Integrated Products, Inc.	5,790	394,241
Microchip Technology, Inc.	4,401	447,714
Micron Technology, Inc. (A)	10,718	536,489
MKS Instruments, Inc.	976	124,381
Monolithic Power Systems, Inc.	674	178,617
NVIDIA Corp.	2,240	951,082
ON Semiconductor Corp. (A)	8,777	180,806
Qorvo, Inc. (A)	2,242	287,312
QUALCOMM, Inc.	6,897	728,392
Silicon Laboratories, Inc. (A)	767	77,091
Skyworks Solutions, Inc.	3,668	533,987
SolarEdge Technologies, Inc. (A)	753	131,850
Teradyne, Inc.	3,729	331,732
Texas Instruments, Inc.	7,301	931,243
Universal Display Corp.	685	119,498
Xilinx, Inc.	4,032	432,835
Software – 35.0%
Adobe, Inc. (A)	1,973	876,640
Alteryx, Inc., Class A (A)(B)	479	84,060
Anaplan, Inc. (A)	997	45,274
ANSYS, Inc. (A)	1,370	425,522
Appfolio, Inc., Class A (A)	155	21,579
Aspen Technology, Inc. (A)	1,087	105,722
Atlassian Corp. PLC, Class A (A)	801	141,497
Autodesk, Inc. (A)	1,104	261,019
Avalara, Inc. (A)	680	91,426
Cadence Design Systems, Inc. (A)	5,272	575,966
CDK Global, Inc.	1,745	79,328
Ceridian HCM Holding, Inc. (A)	1,603	125,499
Citrix Systems, Inc.	2,207	315,071
Coupa Software, Inc. (A)	635	194,596
Crowdstrike Holdings, Inc., Class A (A)	996	112,747
DocuSign, Inc. (A)	1,486	322,209
Dropbox, Inc., Class A (A)	3,390	77,123
Elastic NV (A)	443	42,612
Envestnet, Inc. (A)	891	72,349
Fair Isaac Corp. (A)	510	223,987
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Five9, Inc. (A)	581	$70,196
Fortinet, Inc. (A)	1,780	246,174
Guidewire Software, Inc. (A)	1,404	165,195
HubSpot, Inc. (A)	564	132,320
Intuit, Inc.	1,348	412,987
j2 Global, Inc. (A)(B)	1,167	66,192
Manhattan Associates, Inc. (A)	1,138	109,009
Microsoft Corp.	12,742	2,612,237
NortonLifeLock, Inc.	14,062	301,630
Nuance Communications, Inc. (A)	5,321	145,529
Nutanix, Inc., Class A (A)(B)	1,492	33,107
Oracle Corp.	19,908	1,103,899
Palo Alto Networks, Inc. (A)	1,175	300,706
Paycom Software, Inc. (A)	711	202,187
Paylocity Holding Corp. (A)	411	54,745
Pegasystems, Inc.	584	68,264
Proofpoint, Inc. (A)	891	103,062
PTC, Inc. (A)	1,631	139,548
Q2 Holdings, Inc. (A)(B)	691	64,989
RealPage, Inc. (A)	1,366	86,072
RingCentral, Inc., Class A (A)	753	218,573
salesforce.com, Inc. (A)	5,132	999,970
ServiceNow, Inc. (A)	949	416,801
Smartsheet, Inc., Class A (A)	1,668	79,630
SolarWinds Corp. (A)	981	18,011
Splunk, Inc. (A)	2,002	420,060
SS&C Technologies Holdings, Inc.	4,837	278,128
Synopsys, Inc. (A)	2,657	529,328
The Trade Desk, Inc., Class A (A)	399	180,077
Tyler Technologies, Inc. (A)	625	223,281
Verint Systems, Inc. (A)	1,131	50,771
VMware, Inc., Class A (A)	661	92,679
Workday, Inc., Class A (A)	827	149,621
Zendesk, Inc. (A)	1,168	106,463
Zoom Video Communications, Inc., Class A (A)	996	252,894
Zscaler, Inc. (A)	594	77,131
Technology hardware, storage and peripherals – 11.0%
Apple, Inc.	7,552	3,209,902
Dell Technologies, Inc., Class C (A)	1,553	92,916
Hewlett Packard Enterprise Company	24,865	245,418
HP, Inc.	10,721	188,475
NetApp, Inc.	4,476	198,287
Pure Storage, Inc., Class A (A)	3,525	62,957
Seagate Technology PLC	6,534	295,467
Western Digital Corp.	5,903	254,419
Xerox Holdings Corp.	4,362	72,627
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.7%		$271,148
(Cost $271,150)
Short-term funds – 0.7%		271,148
John Hancock Collateral Trust, 0.3334% (C)(D)	22,600	$226,243

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (C)	44,905	44,905
Total investments (Multifactor Technology ETF) (Cost $32,845,160) 100.6%		$42,209,540
Other assets and liabilities, net (0.6%)		(248,142)
Total net assets 100.0%		$41,961,398

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $223,376.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 7-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%		$23,558,351
(Cost $26,011,426)
Utilities – 99.7%		23,558,351
Electric utilities – 53.3%
ALLETE, Inc.	1,651	97,904
Alliant Energy Corp.	8,927	480,719
American Electric Power Company, Inc.	9,834	854,378
Avangrid, Inc.	2,374	118,201
Duke Energy Corp.	9,684	820,622
Edison International	16,074	894,840
Entergy Corp.	8,941	939,967
Evergy, Inc.	11,766	762,790
Eversource Energy	8,990	809,729
Exelon Corp.	26,953	1,040,655
FirstEnergy Corp.	18,896	547,984
Hawaiian Electric Industries, Inc.	5,561	201,642
IDACORP, Inc.	1,486	138,570
NextEra Energy, Inc.	3,666	1,029,046
NRG Energy, Inc.	6,995	236,501
OGE Energy Corp.	6,273	206,382
Pinnacle West Capital Corp.	5,014	416,563
PNM Resources, Inc.	2,433	102,746
Portland General Electric Company	4,475	197,482
PPL Corp.	41,123	1,094,694
The Southern Company	17,058	931,537
Xcel Energy, Inc.	9,680	668,307
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities – 4.9%
Atmos Energy Corp.	3,853	$408,379
New Jersey Resources Corp.	2,091	64,946
ONE Gas, Inc.	2,152	162,906
Southwest Gas Holdings, Inc.	2,666	185,660
Spire, Inc.	1,662	102,479
UGI Corp.	7,363	245,482
Independent power and renewable electricity producers – 3.8%
Clearway Energy, Inc., Class A	642	14,708
Clearway Energy, Inc., Class C	1,457	35,755
The AES Corp.	23,820	362,779
Vistra Corp.	25,741	480,327
Multi-utilities – 33.2%
Ameren Corp.	9,200	738,208
Black Hills Corp.	2,625	151,883
CenterPoint Energy, Inc.	28,264	537,299
CMS Energy Corp.	10,011	642,506
Consolidated Edison, Inc.	15,757	1,210,610
Dominion Energy, Inc.	7,327	593,707
DTE Energy Company	8,033	928,856
NiSource, Inc.	16,653	407,166
Public Service Enterprise Group, Inc.	22,534	1,260,553
Sempra Energy	4,642	577,743
WEC Energy Group, Inc.	8,300	790,658
Water utilities – 4.5%
American Water Works Company, Inc.	5,665	834,285
Essential Utilities, Inc.	5,076	230,197

SHORT-TERM INVESTMENTS – 0.1%		$30,934
(Cost $30,934)
Short-term funds – 0.1%		30,934
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0970% (A)	30,934	30,934
Total investments (Multifactor Utilities ETF) (Cost $26,042,360) 99.8%		$23,589,285
Other assets and liabilities, net 0.2%		48,987
Total net assets 100.0%		$23,638,272

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 7-31-20.
52	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

Notes to Funds' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$36,350,258	$36,350,258	—	—
Short-term investments	619,056	619,056	—	—
Total investments in securities	$36,969,314	$36,969,314	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$22,234,903	$22,234,903	—	—
Short-term investments	6,444	6,444	—	—
Total investments in securities	$22,241,347	$22,241,347	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$29,437,017	$29,437,017	—	—
Austria	663,398	663,398	—	—
Belgium	4,083,478	3,952,599	$130,879	—
Chile	309,394	309,394	—	—
Denmark	10,869,109	10,869,109	—	—
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	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Finland	$6,466,794	$6,466,794	—	—
France	43,738,059	43,738,059	—	—
Germany	39,578,920	39,578,920	—	—
Hong Kong	14,131,609	14,131,609	—	—
Ireland	5,195,470	5,195,470	—	—
Israel	1,632,631	1,632,631	—	—
Italy	9,348,630	9,348,630	—	—
Japan	110,719,716	110,719,716	—	—
Luxembourg	986,510	986,510	—	—
Macau	333,187	333,187	—	—
Mexico	141,432	141,432	—	—
Netherlands	18,385,530	18,385,530	—	—
New Zealand	1,229,101	1,229,101	—	—
Norway	2,304,656	2,304,656	—	—
Portugal	719,179	719,179	—	—
Singapore	4,594,821	4,594,821	—	—
Spain	11,127,848	11,071,127	$56,721	—
Sweden	13,487,414	13,487,414	—	—
Switzerland	45,569,526	45,569,526	—	—
United Arab Emirates	1,558	—	1,558	—
United Kingdom	60,727,497	60,727,497	—	—
United States	33,263	33,263	—	—
Preferred securities	3,312,232	3,312,232	—	—
Rights	48,775	48,775	—	—
Short-term investments	3,515,604	3,515,604	—	—
Total investments in securities	$442,692,358	$442,503,200	$189,158	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks	$657,117,649	$657,117,649	—	—
Preferred securities	11,074,117	11,074,117	—	—
Investment companies	114,337	114,337	—	—
Rights	11,308	11,308	—	—
Short-term investments	10,229,706	10,229,706	—	—
Total investments in securities	$678,547,117	$678,547,117	—	—

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$16,161,208	$16,161,208	—	—
Warrants	15,066	15,066	—	—
Short-term investments	11,742	11,742	—	—
Total investments in securities	$16,188,016	$16,188,016	—	—
Derivatives:
Assets
Futures	$132	$132	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$27,863,208	$27,863,208	—	—
54	|

	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Financials ETF (continued)
Short-term investments	$126,950	$126,950	—	—
Total investments in securities	$27,990,158	$27,990,158	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$46,934,257	$46,934,257	—	—
Short-term investments	124,611	124,611	—	—
Total investments in securities	$47,058,868	$47,058,868	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$25,175,146	$25,175,146	—	—
Short-term investments	138,875	138,875	—	—
Total investments in securities	$25,314,021	$25,314,021	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$862,964,772	$862,964,772	—	—
Warrants	16,354	16,354	—	—
Short-term investments	2,080,960	2,080,960	—	—
Total investments in securities	$865,062,086	$865,062,086	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$20,448,810	$20,448,810	—	—
Short-term investments	13,394	13,394	—	—
Total investments in securities	$20,462,204	$20,462,204	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$27,300,265	$27,300,265	—	—
Short-term investments	313,270	313,270	—	—
Total investments in securities	$27,613,535	$27,613,535	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$1,515,933,539	$1,515,933,539	—	—
Short-term investments	9,686,454	9,686,454	—	—
Total investments in securities	$1,525,619,993	$1,525,619,993	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$478,771,919	$478,771,919	—	—
Short-term investments	13,449,248	13,449,248	—	—
Total investments in securities	$492,221,167	$492,221,167	—	—

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	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$41,938,392	$41,938,392	—	—
Short-term investments	271,148	271,148	—	—
Total investments in securities	$42,209,540	$42,209,540	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$23,558,351	$23,558,351	—	—
Short-term investments	30,934	30,934	—	—
Total investments in securities	$23,589,285	$23,589,285	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	57,608	$645,028	$2,758,575	$(2,827,160)	$452	$(200)	$2,216	—	$576,695
Multifactor Consumer Staples ETF
John Hancock Collateral Trust	—	—	$745,610	$(745,623)	$13	—	$22	—	—
Multifactor Developed International ETF
John Hancock Collateral Trust	285,371	$10,542,966	$18,373,994	$(26,062,846)	$5,898	$(3,251)	$26,525	—	$2,856,761
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	458,791	$6,738,757	$7,658,218	$(9,805,722)	$4,458	$(2,891)	$20,612	—	$4,592,820
Multifactor Energy ETF
John Hancock Collateral Trust	—	$59,622	$114,274	$(173,913)	$31	$(14)	$241	—	—
Multifactor Financials ETF
John Hancock Collateral Trust	9,783	$35,481	$188,528	$(126,078)	$20	$(14)	$110	—	$97,937
Multifactor Healthcare ETF
John Hancock Collateral Trust	9,257	$183,786	$1,282,015	$(1,373,174)	$103	$(64)	$228	—	$92,666
56	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Industrials ETF
John Hancock Collateral Trust	11,433	$95,357	$455,306	$(436,213)	$27	$(26)	$835	—	$114,451
Multifactor Large Cap ETF
John Hancock Collateral Trust	146,476	$1,882,757	$9,034,199	$(9,451,387)	$1,780	$(1,018)	$13,650	—	$1,466,331
Multifactor Materials ETF
John Hancock Collateral Trust	—	—	$146,874	$(146,876)	$2	—	$7	—	—
Multifactor Media and Communications ETF
John Hancock Collateral Trust	30,394	$150,711	$2,034,425	$(1,880,927)	$82	$(30)	$5,154	—	$304,261
Multifactor Mid Cap ETF
John Hancock Collateral Trust	848,411	$9,727,116	$37,849,428	$(39,086,439)	$7,058	$(3,977)	$49,500	—	$8,493,186
Multifactor Small Cap ETF
John Hancock Collateral Trust	1,308,426	$12,670,705	$37,979,949	$(37,554,920)	$8,623	$(6,099)	$20,313	—	$13,098,258
Multifactor Technology ETF
John Hancock Collateral Trust	22,600	$149,493	$1,929,237	$(1,852,573)	$130	$(44)	$245	—	$226,243
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.
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